Document and Entity Information	12 Months Ended
Dec. 31, 2012
Entity Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	TK
Entity Registrant Name	TEEKAY CORP
Entity Central Index Key	0000911971
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	69,704,188

CONSOLIDATED STATEMENTS OF LOSS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUES	$ 1,956,235	$ 1,953,782	$ 2,095,753
OPERATING EXPENSES
Voyage expenses	138,283	176,614	245,097
Vessel operating expenses (note 15)	730,119	677,687	630,547
Time-charter hire expense	130,739	214,179	285,992
Depreciation and amortization	455,898	428,608	440,705
General and administrative (note 12 and 15)	202,967	223,616	193,743
Asset impairments (note 18)	434,082	155,288	51,210
Net loss (gain) on sale of vessels and equipment (note 18)	6,975	(4,229)	(2,060)
Bargain purchase gain (note 3a)		(68,535)
Goodwill impairment charge (note 6)		36,652
Restructuring charges (note 20)	7,565	5,490	16,396
Total operating expenses	2,106,628	1,845,370	1,861,630
(Loss) income from vessel operations	(150,393)	108,412	234,123
OTHER ITEMS
Interest expense	(167,615)	(137,604)	(136,107)
Interest income	6,159	10,078	12,999
Realized and unrealized loss on non-designated derivative instruments (note 15)	(80,352)	(342,722)	(299,598)
Equity income (loss) (note 18b and 23)	79,211	(35,309)	(11,257)
Foreign exchange (loss) gain (note 8 and 15)	(12,898)	12,654	31,983
Other income (loss) (note 14)	366	12,360	(5,118)
Net loss before income taxes	(325,522)	(372,131)	(172,975)
Income tax recovery (expense) (note 21)	14,406	(4,290)	6,340
Net loss	(311,116)	(376,421)	(166,635)
Less: Net loss (income) attributable to non-controlling interests	150,936	17,805	(100,652)
Net loss attributable to stockholders of Teekay Corporation	$ (160,180)	$ (358,616)	$ (267,287)
Per common share of Teekay Corporation (note 19)
Basic loss attributable to stockholders of Teekay Corporation	$ (2.31)	$ (5.11)	$ (3.67)
Diluted loss attributable to stockholders of Teekay Corporation	$ (2.31)	$ (5.11)	$ (3.67)
Cash dividends declared	$ 1.265	$ 1.265	$ 1.265
Weighted average number of common shares outstanding (note 19)
Basic	69,263,369	70,234,817	72,862,617
Diluted	69,263,369	70,234,817	72,862,617

CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net loss	$ (311,116)	$ (376,421)	$ (166,635)
Other comprehensive income (loss):
Unrealized (loss) gain on marketable securities	(1,904)	(4,357)	2,333
Realized loss (gain) on marketable securities	2,560	(3,372)	(1,097)
Pension adjustments, net of taxes	6,698	(5,402)	(7,245)
Unrealized gain (loss) on qualifying cash flow hedging instruments	2,412	2,019	(3,559)
Realized (gain) loss on qualifying cash flow hedging instruments (note 15)	(1,435)	(5,566)	3,040
Foreign exchange gain on currency translation (note 15)	1,144
Other comprehensive income (loss)	9,475	(16,678)	(6,528)
Comprehensive loss	(301,641)	(393,099)	(173,163)
Less: Comprehensive loss (income) attributable to non-controlling interests	150,601	18,751	(100,761)
Comprehensive loss attributable to stockholders of Teekay Corporation	$ (151,040)	$ (374,348)	$ (273,924)

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current
Cash and cash equivalents (note 8)	$ 639,491	$ 692,127
Restricted cash (note 10)	39,390	4,370
Accounts receivable, including non-trade of $83,046 (2011 - $38,120) and related party balance of $9,101 (2011 - $3,487)	491,656	359,758
Vessels held for sale (note 11 and 18)	22,364	19,000
Net investment in direct financing leases (note 9)	12,303	23,171
Prepaid expenses and other	61,549	85,599
Current portion of loans to equity accounted investees	139,183	50,000
Current portion of investment in term loans (note 4)	117,820
Current portion of derivative assets (note 15)	31,669	24,712
Total current assets	1,555,425	1,258,737
Restricted cash - non-current (note 10)	494,429	495,784
Vessels and equipment(note 8)
At cost, less accumulated depreciation of $1,976,257 (2011 - $2,102,856)	6,004,324	6,701,299
Vessels under capital leases, at cost, less accumulated amortization of $133,228 (2011 - $163,939) (note 10)	624,059	681,554
Advances on newbuilding contracts (note 16a)	692,675	507,908
Total vessels and equipment	7,321,058	7,890,761
Net investment in direct financing leases - non-current (note 9)	424,298	436,737
Loans to equity accounted investees and joint venture partners, bearing interest between 4.4% to 8%	67,720	35,248
Derivative assets (note 15)	148,581	140,557
Equity accounted investments (note 16b, 18b and 23)	480,043	240,537
Investment in term loans (note 4)	68,114	186,844
Other non-current assets	149,682	149,191
Intangible assets - net (note 6)	126,136	136,742
Goodwill (note 6)	166,539	166,539
Total assets	11,002,025	11,137,677
Current
Accounts payable	111,474	93,065
Accrued liabilities (note 7)	363,218	394,586
Current portion of derivative liabilities (note 15)	115,835	117,337
Current portion of long-term debt (note 8)	797,411	401,376
Current obligation under capital leases (note 10)	70,272	47,203
Current portion of in-process revenue contracts (note 6)	60,627	73,344
Loan from affiliates	4,064
Total current liabilities	1,522,901	1,126,911
Long-term debt, including amounts due to joint venture partners of $13,282 (2011 - $13,282) (note 8)	4,762,303	5,042,997
Long-term obligation under capital leases (note 10)	567,302	599,844
Derivative liabilities (note 15)	528,187	569,542
In-process revenue contracts	180,964	235,296
Other long-term liabilities	220,079	220,986
Total liabilities	7,781,736	7,795,576
Commitments and contingencies (note 8, 9, 10, 15 and 16)
Redeemable non-controlling interest (note 16e)	28,815	38,307
Equity
Common stock and additional paid-in capital ($0.001 par value; 725,000,000 shares authorized; 69 704,188 shares outstanding (2011 - 68,732,341); 70,203,388 shares issued (2011 - 74,391,691) (note 12)	681,933	660,917
Retained earnings	648,224	802,982
Non-controlling interest	1,876,085	1,863,798
Accumulated other comprehensive loss (note 1)	(14,768)	(23,903)
Total equity	3,191,474	3,303,794
Total liabilities and equity	$ 11,002,025	$ 11,137,677

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable, non-trade	$ 83,046	$ 38,120
Accounts receivable, related party balance	9,101	3,487
Accumulated depreciation on vessels and equipment	1,976,257	2,102,856
Accumulated amortization on Vessels under capital leases	133,228	163,939
Amounts due to joint venture partners	$ 13,282	$ 13,282
Common stock, par value	$ 0.001	$ 0.001
Common stock, share authorized	725,000,000	725,000,000
Common Stock, share issued	70,203,388	74,391,691
Common Stock, share outstanding	69,704,188	68,732,341
Minimum [Member]
Range of interest	4.40%	4.40%
Maximum [Member]
Range of interest	8.00%	8.00%

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES
Net loss	$ (311,116)	$ (376,421)	$ (166,635)
Non-cash items:
Depreciation and amortization	455,898	428,608	440,705
Amortization of in-process revenue contracts (note 6)	(72,933)	(46,436)	(48,254)
Loss (gain) on sale of marketable securities	2,560	(3,372)	(1,805)
Loss (gain) on sale of vessels and equipment	6,975	(4,229)	(2,060)
Goodwill impairment charge		36,652
Write-down of equity accounted investments (note 18b)	1,767	19,411
Asset impairments (note 18b)	434,082	155,288	51,210
Bargain purchase gain (note 3)		(68,535)
Loss on repurchase of notes			12,645
Equity (income) loss, net of dividends received	(65,639)	31,376	11,257
Income tax (recovery) expense	(14,406)	4,290	(6,340)
Employee stock option compensation	9,393	16,262	15,264
Unrealized foreign exchange loss (gain)	22,137	(11,614)	(21,427)
Unrealized (gain) loss on derivative instruments	(40,373)	70,822	140,187
Other	10,823	(4,942)	(929)
Change in operating assets and liabilities (note 17a)	(115,209)	(84,347)	45,415
Expenditures for dry docking	(35,023)	(55,620)	(57,483)
Net operating cash flow	288,936	107,193	411,750
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt (note 8)	1,417,870	2,114,879	1,769,742
Debt issuance costs	(10,595)	(10,634)	(14,471)
Scheduled repayments of long-term debt	(266,242)	(449,640)	(210,025)
Prepayments of long-term debt	(1,060,169)	(881,207)	(1,536,587)
Repayments of capital lease obligations	(10,161)	(89,145)	(38,958)
(Increase) decrease in restricted cash (note 10)	(33,592)	73,105	30,291
Net proceeds from equity issuances of subsidiaries (note 5)	496,224	631,057	645,642
Equity contribution by joint venture partner	86,350
Repurchase of Common Stock (note 12)		(122,195)	(40,111)
Distribution from subsidiaries to non-controlling interests	(246,555)	(201,942)	(159,808)
Cash dividends paid	(83,299)	(93,480)	(92,695)
Other financing activities	9,840	5,847	5,682
Net financing cash flow	299,671	976,645	358,702
INVESTING ACTIVITIES
Expenditures for vessels and equipment	(523,597)	(755,045)	(343,091)
Proceeds from sale of vessels and equipment	250,807	33,424	70,958
Acquisition of FPSO units and Sevan Marine ASA, net of cash acquired (note 3a)	(92,303)	(322,500)
Investment in term loans (note 4)		(70,000)	(115,575)
Investment in equity accounted investees (note 23)	(183,554)	(38,496)	(45,480)
Advances to equity accounted investees	(117,235)	(55,156)	(5,447)
Direct financing lease payments received	23,307	27,608	25,782
Other investing activities	1,332	8,706	(361)
Net investing cash flow	(641,243)	(1,171,459)	(413,214)
(Decrease) increase in cash and cash equivalents	(52,636)	(87,621)	357,238
Cash and cash equivalents, beginning of the year	692,127	779,748	422,510
Cash and cash equivalents, end of the year	$ 639,491	$ 692,127	$ 779,748

CONSOLIDATED STATEMENTS OF CHANGES IN TOTAL EQUITY (USD $) In Thousands	Total USD ($)	TOTAL EQUITY Thousands of Shares of Common Stock Outstanding [Member]	TOTAL EQUITY Common Stock and Additional Paid-in Capital [Member] USD ($)	TOTAL EQUITY Retained Earnings [Member] USD ($)	TOTAL EQUITY Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	TOTAL EQUITY Non-controlling Interest [Member] USD ($)	Redeemable Non-controlling Interest [Member] USD ($)
Beginning Balance at Dec. 31, 2009	$ 3,095,670		$ 656,193	$ 1,585,431	$ (1,534)	$ 855,580
Beginning Balance, shares at Dec. 31, 2009		72,694
Net (loss) income	(166,635)			(267,287)		100,652
Reclassification of redeemable non-controlling interest in net (income) loss	(798)					(798)	798
Other comprehensive income (loss)	(6,528)				(6,637)	109
Dividends declared	(252,544)			(92,736)		(159,808)	(2,267)
Reinvested dividends (in shares)		2
Reinvested dividends	41		41
Exercise of stock options and other	5,735		5,735
Exercise of stock options, Shares	380	555
Repurchase of Common Stock (note 12)	(40,111)		(10,610)	(29,501)
Repurchase of Common Stock (note 12), Shares		(1,238)
Employee stock option compensation (note 12)	21,325		21,325
Dilution gain (loss) on public offerings and unit/share issuance of Teekay Offshore, Teekay Tankers and Teekay LNG (note 5)	123,203			123,203
Dilution loss on initiation of majority owned subsidiary	(7,432)			(5,176)		(2,256)	7,432
Addition of non-controlling interest from share and unit issuances of subsidiaries and other	560,082					560,082	35,762
Ending Balance at Dec. 31, 2010	3,332,008		672,684	1,313,934	(8,171)	1,353,561	41,725
Ending Balance, shares at Dec. 31, 2010		72,013
Net (loss) income	(376,421)			(358,616)		(17,805)
Reclassification of redeemable non-controlling interest in net (income) loss	(6,601)					(6,601)	6,601
Other comprehensive income (loss)	(16,678)				(15,732)	(946)
Dividends declared	(295,431)			(93,489)		(201,942)	(10,019)
Reinvested dividends (in shares)		1
Reinvested dividends	9		9
Exercise of stock options and other	5,906		5,906
Exercise of stock options, Shares	363	641
Repurchase of Common Stock (note 12)	(122,195)		(33,944)	(88,251)
Repurchase of Common Stock (note 12), Shares		(3,923)
Employee stock option compensation (note 12)	16,262		16,262
Dilution gain (loss) on public offerings and unit/share issuance of Teekay Offshore, Teekay Tankers and Teekay LNG (note 5)	124,247			124,247
Sale of 49% interest of OPCO to Teekay Offshore				(94,843)		94,843
Acquisition of Voyageur FPSO unit (note 3a)	144,600					144,600
Addition of non-controlling interest from share and unit issuances of subsidiaries and other	498,088					498,088
Ending Balance at Dec. 31, 2011	3,303,794		660,917	802,982	(23,903)	1,863,798	38,307
Ending Balance, shares at Dec. 31, 2011		68,732
Net (loss) income	(311,116)			(160,180)		(150,936)
Reclassification of redeemable non-controlling interest in net (income) loss	4,520					4,520	(4,520)
Other comprehensive income (loss)	9,475				9,135	340
Dividends declared	(324,888)			(83,305)		(241,583)	(4,972)
Reinvested dividends (in shares)		1
Reinvested dividends	6		6
Exercise of stock options and other	11,617		11,617
Exercise of stock options, Shares	733	971
Repurchase of Common Stock (note 12)	(162,300)
Employee stock option compensation (note 12)	9,393		9,393
Dilution gain (loss) on public offerings and unit/share issuance of Teekay Offshore, Teekay Tankers and Teekay LNG (note 5)	88,727			88,727
Addition of non-controlling interest from share and unit issuances of subsidiaries and other	399,946					399,946
Ending Balance at Dec. 31, 2012	$ 3,191,474		$ 681,933	$ 648,224	$ (14,768)	$ 1,876,085	$ 28,815
Ending Balance, shares at Dec. 31, 2012		69,704

CONSOLIDATED STATEMENTS OF CHANGES IN TOTAL EQUITY (Parenthetical)	Dec. 31, 2011
Percentage of sale of ownership interest	49.00%

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
1.	Summary of Significant Accounting Policies

Basis of presentation

The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (or GAAP). They include the accounts of Teekay Corporation (or Teekay), which is incorporated under the laws of The Republic of the Marshall Islands, and its wholly-owned or controlled subsidiaries (collectively, the Company). Significant intercompany balances and transactions have been eliminated upon consolidation.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates. Given the current credit markets, it is possible that the amounts recorded as derivative assets and liabilities could vary by material amounts.

Certain of the comparative figures have been reclassified to conform with the presentation adopted in the current period relating to the reclassification of prepaid expenses of $10.1 million less accounts payable of $4.0 million as at December 31, 2011 into accounts receivable in the consolidated balance sheets.

Reporting currency

The consolidated financial statements are stated in U.S. Dollars. The functional currency of the Company is the U.S. Dollar because the Company operates in the international shipping market, which typically utilizes the U.S. Dollar as the functional currency. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the U.S. Dollar are translated to reflect the year-end exchange rates. Resulting gains or losses are reflected separately in the accompanying consolidated statements of loss.

Operating revenues and expenses

The Company recognizes revenues from time-charters and bareboat charters daily over the term of the charter as the applicable vessel operates under the charter. The Company does not recognize revenue during days that the vessel is off hire. When the time-charter contains a profit-sharing agreement, the Company recognizes the profit-sharing or contingent revenue only after meeting the profit sharing or other contingent threshold. All revenues from voyage charters are recognized on a percentage of completion method. The Company uses a discharge-to-discharge basis in determining percentage of completion for all spot voyages and voyages servicing contracts of affreightment, whereby it recognizes revenue ratably from when product is discharged (unloaded) at the end of one voyage to when it is discharged after the next voyage. The Company does not begin recognizing revenue until a charter has been agreed to by the customer and the Company, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage. Shuttle tanker voyages servicing contracts of affreightment with offshore oil fields commence with tendering of notice of readiness at a field, within the agreed lifting range, and ends with tendering of notice of readiness at a field for the next lifting. Revenues from floating production, storage and offloading (or FPSO) contracts are recognized as service is performed. Certain of the Company’s FPSO units receive incentive-based revenue, which is recognized when earned by fulfillment of the applicable performance criteria. Revenues and expenses relating to engineering studies are recognized when service is completed, unless the expenses are not recoverable in which case the expenses are recognized as incurred. The consolidated balance sheets reflect the deferred portion of revenues and expenses, which will be earned in subsequent periods.

Revenues and voyage expenses of the Company’s vessels operating in pool arrangements with unrelated parties are pooled with the revenues and voyage expenses of other pool participants. The resulting net pool revenues, calculated on the time-charter-equivalent basis, are allocated to the pool participants according to an agreed formula. The Company accounts for the net allocation from the pool as revenues and amounts due from the pool are included in accounts receivable.

Voyage expenses are all expenses unique to a particular voyage, including bunker fuel expenses, port fees, cargo loading and unloading expenses, canal tolls, agency fees and commissions. Vessel operating expenses include crewing, repairs and maintenance, insurance, stores, lube oils and communication expenses. Voyage expenses and vessel operating expenses are recognized when incurred.

Cash and cash equivalents

The Company classifies all highly liquid investments with a maturity date of three months or less at inception as cash equivalents.

Accounts receivable and allowance for doubtful accounts

Accounts receivable are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in existing accounts receivable. The Company determines the allowance based on historical write-off experience and customer economic data. The Company reviews the allowance for doubtful accounts regularly and past due balances are reviewed for collectability. Account balances are charged off against the allowance when the Company believes that the receivable will not be recovered. There were no significant amounts recorded as allowance for doubtful accounts as at December 31, 2012, 2011, and 2010.

Marketable securities

The Company’s investments in marketable securities are classified as available-for-sale securities and are carried at fair value. Net unrealized gains and losses on available-for-sale securities are reported as a component of accumulated other comprehensive loss. Realized gains and losses on available-for-sale securities are computed based upon the historical cost of these securities applied using the weighted-average historical cost method.

The Company analyzes its available-for-sale securities for impairment during each reporting period to evaluate whether an event or change in circumstances has occurred in that period that may have a significant adverse effect on the fair value of the investment. The Company records an impairment charge through current-period earnings and adjusts the cost basis for such other-than-temporary declines in fair value when the fair value is not anticipated to recover above cost within a three-month period after the measurement date, unless there are mitigating factors that indicate an impairment charge through earnings may not be required. If an impairment charge is recorded, subsequent recoveries in fair value are not reflected in earnings until sale of the security.

Vessels and equipment

All pre-delivery costs incurred during the construction of newbuildings, including interest, supervision and technical costs, are capitalized. The acquisition cost and all costs incurred to restore used vessels purchased by the Company to the standard required to properly service the Company’s customers are capitalized.

Depreciation is calculated on a straight-line basis over a vessel’s estimated useful life, less an estimated residual value. Depreciation is calculated using an estimated useful life of 25 years for tankers carrying crude oil and refined product, 20 to 30 years for FPSO units, 35 years for liquefied natural gas (or LNG) and 30 years for liquefied petroleum gas (or LPG) carriers, commencing the date the vessel is delivered from the shipyard, or a shorter period if regulations prevent the Company from operating the vessels for those periods of time. Floating storage and off take (or FSO) units are depreciated over the term of the contract. Depreciation includes depreciation on all owned vessels and amortization of vessels accounted for as capital leases. Depreciation of vessels and equipment, excluding amortization of dry docking expenditures, for the years ended December 31, 2012, 2011, and 2010 aggregated $364.3 million, $356.0 million and $355.5 million, respectively. Amortization of vessels accounted for as capital leases was $30.1 million, $34.7 million and $33.5 million for the years ended December 31, 2012, 2011, and 2010, respectively.

Vessel capital modifications include the addition of new equipment or can encompass various modifications to the vessel that are aimed at improving or increasing the operational efficiency and functionality of the asset. This type of expenditure is amortized over the estimated useful life of the modification. Expenditures covering recurring routine repairs and maintenance are expensed as incurred.

Interest costs capitalized to vessels and equipment for the years ended December 31, 2012, 2011, and 2010, aggregated $34.9 million, $8.1 million and $14.0 million, respectively.

Generally, the Company dry docks each tanker and gas carrier every two and a half to five years. The Company capitalizes a substantial portion of the costs incurred during dry docking and amortizes those costs on a straight-line basis over their estimated useful life, which typically is from the completion of a dry docking or intermediate survey to the estimated completion of the next dry docking. The Company includes in capitalized dry docking those costs incurred as part of the dry dock to meet classification and regulatory requirements. The Company expenses costs related to routine repairs and maintenance performed during dry docking, and for annual class survey costs on the Company’s FPSO units.

Dry docking activity for the three years ended December 31, 2012, 2011, and 2010, is summarized as follows:

	Year Ended December 31,
	2012 $	2011 $	2010 $
Balance at the beginning of the year	128,987	143,103	172,053
Costs incurred for drydocking	35,336	54,296	57,156
Dry-dock amortization	(57,082)	(67,180)	(86,106)
Write down / sale of vessels	(6,313)	(1,232)	—

Balance at the end of the year	100,928	128,987	143,103

Vessels and equipment that are “held and used” are assessed for impairment when events or circumstances indicate the carrying amount of the asset may not be recoverable. If the asset’s net carrying value exceeds the net undiscounted cash flows expected to be generated over its remaining useful life, the carrying amount of the asset is reduced to its estimated fair value. The estimated fair value for the Company’s impaired vessels is determined using discounted cash flows or appraised values. In cases where an active second hand sale and purchase market does not exist, the Company uses a discounted cash flow approach to estimate the fair value of an impaired vessel. In cases where an active second hand sale and purchase market exists an appraised value is used to estimate the fair value of an impaired vessel. An appraised value is generally the amount the Company would expect to receive if it were to sell the vessel. Such appraisal is normally completed by the Company and based on second-hand sale and purchase data.

Gains on vessels sold and leased back under capital leases are deferred and amortized over the remaining term of the capital lease. Losses on vessels sold and leased back under capital leases are recognized immediately when the fair value of the vessel at the time of sale and lease-back is less than its book value. In such case, the Company would recognize a loss in the amount by which book value exceeds fair value.

Direct financing leases and other loan receivables

The Company (i) employs two vessels on long-term time charters and employs an FSO unit, and (ii) assembles, installs, operates and leases equipment that reduces volatile organic compound emissions (or VOC Equipment) during loading, transportation and storage of oil and oil products, all of which are accounted for as direct financing leases. The lease payments received by the Company under these lease arrangements are allocated between the net investments in the leases and revenues or other income using the effective interest method so as to produce a constant periodic rate of return over the lease terms.

The Company’s investments in loan receivables are recorded at cost. The premium paid over the outstanding principal amount, if any, is amortized to interest income over the term of the loan using the effective interest rate method. The Company analyzes its loans for impairment during each reporting period. A loan is impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Factors the Company considers in determining that a loan is impaired include, among other things, an assessment of the financial condition of the debtor, payment history of the debtor, general economic conditions, the credit rating of the debtor, the value of any collateral, and any information provided by the debtor regarding its ability to repay the loan. When a loan is impaired, the Company measures the amount of the impairment based on the present value of expected future cash flows discounted at the loan’s effective interest rate and recognizes the resulting impairment in the consolidated statement of loss.

The following table contains a summary of the Company’s financing receivables by type of borrower, the method by which the Company monitors the credit quality of its financing receivables on a quarterly basis, and the grade as of December 31, 2012.

			December 31,
Class of Financing Receivable	Credit Quality Indicator	Grade	2012 $	2011 $
Direct financing leases	Payment activity	Performing	436,601	459,908
Other loan receivables
Investment in term loans and interest receivable	Collateral	Performing(2)	119,385	188,616
Investment in term loans and interest receivable	Collateral	(3)	69,371	—
Loans to equity accounted investees and joint venture partners (1)	Other internal metrics	Performing	206,903	85,248
Long term receivable included in other assets	Payment activity	Performing	1,704	786

			833,964	734,558

(1)	The Company’s subsidiary Teekay LNG Partners L.P. (or Teekay LNG) owns a 99% interest in Teekay Tangguh Borrower LLC (or Teekay Tangguh), which owns a 70% interest in Teekay BLT Corporation (or Teekay Tangguh Subsidiary). During the year ended December 31, 2012, one of Teekay LNG’s joint venture partner’s parent company, PT Berlian Laju Tanker (or BLT), suspended trading on the Jakarta Stock Exchange and entered into a court-supervised restructuring under the Suspension of Payment process in Indonesia, in order to restructure its debts. The Company believes the loans to BLT and Teekay LNG’s joint venture partner, BLT LNG Tangguh Corporation, totaling $24.0 million as at December 31, 2012 (2011—$19.1 million) are collectible given the expected cash flows anticipated to be generated by the Teekay Tangguh Subsidiary that can be used to repay the loan and given the underlying collateral securing the loans to BLT.
(2)	Subsequent to December 31, 2012, the borrower did not pay in full the January 31, 2013 interest payment. It is expected that the Company will recover all amounts due under the loan agreements based upon cash flow generated by the borrower, financial support from the borrower’s ultimate parent company and the Company realizing the value of the primary collateral, two 2010-built Very Large Crude Carriers.
(3)	As of December 31, 2012, the estimated fair value of the asset that has been pledged as collateral for the loan is greater than 95% of the principal amount of the loan and unpaid interest. Subsequent to the end of the year, the borrower did not pay in full the January 31, 2013 interest payment. Based on a review of the borrower’s financial condition, it is expected that a full recovery of all amounts due under the loan agreement will be dependent upon cash flow generated by the borrower, financial support from the borrower’s ultimate parent company and the Company realizing the value of the primary collateral, a 2011-built Very Large Crude Carrier.

Joint ventures

The Company’s investments in joint ventures are accounted for using the equity method of accounting. Under the equity method of accounting, investments are stated at initial cost and are adjusted for subsequent additional investments and the Company’s proportionate share of earnings or losses and distributions. The Company evaluates its investments in joint ventures for impairment when events or circumstances indicate that the carrying value of such investments may have experienced an other than temporary decline in value below their carrying value. If the estimated fair value is less than the carrying value and is considered an other than temporary decline, the carrying value is written down to its estimated fair value and the resulting impairment is recorded in the consolidated statement of loss.

Debt issuance costs

Debt issuance costs, including fees, commissions and legal expenses, are deferred and presented as other non-current assets. Debt issuance costs of revolving credit facilities are amortized on a straight-line basis over the term of the relevant facility. Debt issuance costs of term loans are amortized using the effective interest rate method over the term of the relevant loan. Amortization of debt issuance costs is included in interest expense.

Derivative instruments

All derivative instruments are initially recorded at fair value as either assets or liabilities in the accompanying consolidated balance sheets and subsequently remeasured to fair value, regardless of the purpose or intent for holding the derivative. The method of recognizing the resulting gain or loss is dependent on whether the derivative contract is designed to hedge a specific risk and whether the contract qualifies for hedge accounting. The Company does not apply hedge accounting to its derivative instruments, except for certain foreign exchange currency contracts and certain types of interest rate swaps that it may enter into in the future (See Note 15).

When a derivative is designated as a cash flow hedge, the Company formally documents the relationship between the derivative and the hedged item. This documentation includes the strategy and risk management objective for undertaking the hedge and the method that will be used to assess the effectiveness of the hedge. Any hedge ineffectiveness is recognized immediately in earnings, as are any gains and losses on the derivative that are excluded from the assessment of hedge effectiveness. The Company does not apply hedge accounting if it is determined that the hedge was not effective or will no longer be effective, the derivative was sold or exercised, or the hedged item was sold, or repaid.

For derivative financial instruments designated and qualifying as cash flow hedges, changes in the fair value of the effective portion of the derivative financial instruments are initially recorded as a component of accumulated other comprehensive loss in total equity. In the periods when the hedged items affect earnings, the associated fair value changes on the hedging derivatives are transferred from total equity to the corresponding earnings line item in the consolidated statements of loss. The ineffective portion of the change in fair value of the derivative financial instruments is immediately recognized in earnings in the consolidated statements of loss. If a cash flow hedge is terminated and the originally hedged item is still considered possible of occurring, the gains and losses initially recognized in total equity remain there until the hedged item impacts earnings, at which point they are transferred to the corresponding earnings line item (e.g. general and administrative expense) item in the consolidated statements of loss. If the hedged items are no longer possible of occurring, amounts recognized in total equity are immediately transferred to the earnings item in the consolidated statements of loss.

For derivative financial instruments that are not designated or that do not qualify as hedges under Financial Accounting Standards Board (or FASB) Accounting Standards Codification (or ASC) 815, Derivatives and Hedging, the changes in the fair value of the derivative financial instruments are recognized in earnings. Gains and losses from the Company’s non-designated interest rate swaps related to long-term debt, capital lease obligations, restricted cash deposits, non-designated bunker fuel swap contracts and forward freight agreements, and non-designated foreign exchange currency forward contracts are recorded in realized and unrealized gain (loss) on non-designated derivative instruments. Gains and losses from the Company’s hedge accounted foreign currency forward contracts are recorded primarily in vessel operating expenses and general and administrative expense. Gains and losses from the Company’s non-designated cross currency swap are recorded in foreign currency exchange (loss) gain in the consolidated statements of loss.

Goodwill and intangible assets

Goodwill is not amortized, but reviewed for impairment at the reporting unit level on an annual basis or more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. When goodwill is reviewed for impairment, the Company may elect to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. Alternatively, the Company may bypass this step and use a fair value approach to identify potential goodwill impairment and, when necessary, measure the amount of impairment. The Company uses a discounted cash flow model to determine the fair value of reporting units, unless there is a readily determinable fair market value. Intangible assets are assessed for impairment when and if impairment indicators exist. An impairment loss is recognized if the carrying amount of an intangible asset is not recoverable and its carrying amount exceeds its fair value.

The Company’s intangible assets consist primarily of acquired time-charter contracts and contracts of affreightment. The value ascribed to the time-charter contracts and contracts of affreightment are being amortized over the life of the associated contract, with the amount amortized each year being weighted based on the projected revenue to be earned under the contracts.

Asset retirement obligation

The Company has an asset retirement obligation (or ARO) relating to the sub-sea production facility associated with the Petrojarl Banff FPSO unit operating in the North Sea. This obligation generally involves restoration of the environment surrounding the facility and removal and disposal of all production equipment. This obligation is expected to be settled at the end of the contract under which the FPSO unit currently operates, which is anticipated no later than 2018. The ARO will be covered in part by contractual payments from FPSO contract counterparties.

The Company records the fair value of an ARO as a liability in the period when the obligation arises. The fair value of the ARO is measured using expected future cash outflows discounted at the Company’s credit-adjusted risk-free interest rate. When the liability is recorded, the Company capitalizes the cost by increasing the carrying amount of the related equipment. Each period, the liability is increased for the change in its present value, and the capitalized cost is depreciated over the useful life of the related asset. Changes in the amount or timing of the estimated ARO are recorded as an adjustment to the related asset and liability. As at December 31, 2012, the ARO and associated receivable which is recorded in other non-current assets from third parties were $24.7 million and $6.4 million, respectively (2011—$21.2 million and $6.1 million, respectively).

Repurchase of common stock

The Company accounts for repurchases of common stock by decreasing common stock by the par value of the stock repurchased. In addition, the excess of the repurchase price over the par value is allocated between additional paid in capital and retained earnings. The amount allocated to additional paid in capital is the pro-rata share of the capital paid in and the balance is allocated to retained earnings.

Issuance of shares or units by subsidiaries

The Company accounts for dilution gains or losses from the issuance of shares or units by its publicly listed subsidiaries as an adjustment to retained earnings.

Share-based compensation

The Company grants stock options, restricted stock units, performance share units and restricted stock awards as incentive-based compensation to certain employees and directors. The Company measures the cost of such awards using the grant date fair value of the award and recognizes that cost, net of estimated forfeitures, over the requisite service period, which generally equals the vesting period. For stock-based compensation awards subject to graded vesting, the Company calculates the value for the award as if it was one single award with one expected life and amortizes the calculated expense for the entire award on a straight-line basis over the vesting period of the award.

Compensation cost for awards with performance conditions is recognized when it is probable that the performance condition will be achieved. The compensation cost of the Company’s stock-based compensation awards are substantially reflected in general and administrative expense.

In 2005, the Company adopted the Vision Incentive Plan (or the VIP) to reward exceptional corporate performance and shareholder returns. This plan was designed to result in an award pool for senior management based on the following two measures: (a) economic profit from 2005 to 2010; and (b) market value added from 2001 to 2010. In March 2008, an interim distribution was made to certain participants with a value of $13.3 million, paid in restricted stock units, with vesting of the interim distribution in three equal amounts on November 2008, November 2009 and November 2010. In September 2009, 187,400 restricted stock units, with two-year bullet vesting, were granted as the June 2009 New Participants Reserve Pool allocation under the VIP. The Plan terminated on December 31, 2010 and no final award was granted to participants. During the year ended December 31, 2012, the Company recorded an expense from the VIP of $nil ($1.3 million – 2011 and $2.4 million – 2010), which is included in general and administrative expense. As at December 31, 2012 and 2011, there was no VIP liability.

Income taxes

The Company accounts for income taxes using the liability method. Under the liability method, deferred tax assets and liabilities are recognized for the anticipated future tax effects of temporary differences between the financial statement basis and the tax basis of the Company’s assets and liabilities using the applicable jurisdictional tax rates. A valuation allowance for deferred tax assets is recorded when it is more likely than not that some or all of the benefit from the deferred tax asset will not be realized.

Recognition of uncertain tax positions is dependent upon whether it is more-likely-than-not that a tax position taken or expected to be taken in a tax return will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. If a tax position meets the more-likely-than-not recognition threshold, it is measured to determine the amount of benefit to recognize in the financial statements. The Company recognizes interest and penalties related to uncertain tax positions in income tax expense.

The Company believes that it and its subsidiaries are not subject to taxation under the laws of the Republic of The Marshall Islands or Bermuda, or that distributions by its subsidiaries to the Company will be subject to any taxes under the laws of such countries, and that it qualifies for the Section 883 exemption under U.S. federal income tax purposes.

Accumulated other comprehensive (loss) income

The following table contains the changes in the balances of each component of accumulated other comprehensive income (loss) for the periods presented.

	Qualifying Cash Flow Hedging Instruments $	Pension Adjustments $	Unrealized Gain (Loss) on Available for Sale Marketable Securities $	Foreign Exchange Loss on Currency Translation $	Total $
Balance as of December 31, 2009	2,923	(10,294)	5,837	—	(1,534)
Other comprehensive (loss) income	(628)	(7,245)	1,236	—	(6,637)

Balance as of December 31, 2010	2,295	(17,539)	7,073	—	(8,171)
Other comprehensive loss	(2,601)	(5,402)	(7,729)	—	(15,732)

Balance as of December 31, 2011	(306)	(22,941)	(656)	—	(23,903)
Other comprehensive income	647	6,688	656	1,144	9,135

Balance as of December 31, 2012	341	(16,253)	—	1,144	(14,768)

Employee pension plans

The Company has defined contribution pension plans covering the majority of its employees. Pension costs associated with the Company’s required contributions under its defined contribution pension plans are based on a percentage of employees’ salaries and are charged to earnings in the year incurred. The Company also has defined benefit pension plans covering certain of its employees. The Company accrues the costs and related obligations associated with its defined benefit pension plans based on actuarial computations using the projected benefits obligation method and management’s best estimates of expected plan investment performance, salary escalation, and other relevant factors. For the purpose of calculating the expected return on plan assets, those assets are valued at fair value. The overfunded or underfunded status of the defined benefit pension plans are recognized as assets or liabilities in the consolidated balance sheet. The Company recognizes as a component of other comprehensive loss, the gains or losses that arise during a period but that are not recognized as part of net periodic benefit costs.

Earnings (loss) per common share

The computation of basic earnings (loss) per share is based on the weighted average number of common shares outstanding during the period. The computation of diluted earnings per share assumes the exercise of all dilutive stock options and restricted stock awards using the treasury stock method. The computation of diluted loss per share does not assume such exercises.

Adoption of new accounting pronouncements

In January 2012, the Company adopted an amendment to FASB ASC 820, Fair Value Measurement, which clarifies or changes the application of existing fair value measurements, including: that the highest and best use and valuation premise in a fair value measurement are relevant only when measuring the fair value of nonfinancial assets; that a reporting entity should measure the fair value of its own equity instrument from the perspective of a market participant that holds that instrument as an asset; to permit an entity to measure the fair value of certain financial instruments on a net basis rather than based on its gross exposure when the reporting entity manages its financial instruments on the basis of such net exposure; that in the absence of a Level 1 input, a reporting entity should apply premiums and discounts when market participants would do so when pricing the asset or liability consistent with the unit of account; and that premiums and discounts related to size as a characteristic of the reporting entity’s holding are not permitted in a fair value measurement. The adoption of this standard did not have an impact on the Company’s consolidated financial statements other than the disclosures as presented in note 3 – Financial Instruments.

Segment Reporting	12 Months Ended
Dec. 31, 2012
Segment Reporting
2.	Segment Reporting

The Company is a leading provider of international crude oil and gas marine transportation services and also offers offshore oil production storage and offloading services, primarily under long-term fixed-rate contracts.

The Company has four reportable segments: its shuttle tanker and FSO segment (or Teekay Shuttle and Offshore), its FPSO segment (or Teekay Petrojarl), its liquefied gas segment (or Teekay Gas Services) and its conventional tanker segment (or Teekay Tanker Services). The Company’s shuttle tanker and FSO segment consists of shuttle tankers and FSO units. The Company’s FPSO segment consists of FPSO units and other vessels used to service its FPSO contracts. The Company’s liquefied gas segment consists of LNG and LPG carriers. The Company’s conventional tanker segment consists of conventional crude oil and product tankers that: (i) are subject to long-term, fixed-rate time-charter contracts, which have an original term of one year or more; (ii) operate in the spot tanker market; or (iii) are subject to time-charters or contracts of affreightment that are priced on a spot-market basis or are short-term, fixed-rate contracts, which have an original term of less than one year. Segment results are evaluated based on income from vessel operations. The accounting policies applied to the reportable segments are the same as those used in the preparation of the Company’s consolidated financial statements.

The following tables present results for these segments for the years ended December 31, 2012, 2011, and 2010.

Year ended December 31, 2012	Shuttle Tanker and FSO Segment $	FPSO Segment $	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $
Revenues	613,388	581,215	286,237	475,395	1,956,235
Voyage expenses	104,382	232	283	33,386	138,283
Vessel operating expenses	175,459	331,124	45,972	177,564	730,119
Time-charter hire expense	56,989	—	—	73,750	130,739
Depreciation and amortization	125,104	135,413	69,064	126,317	455,898
General and administrative (2)	54,139	68,035	21,969	58,824	202,967
Asset impairments	28,830	—	—	405,252	434,082
Net loss on sale of vessels and equipment	1,112	—	—	5,863	6,975
Restructuring charges	652	—	—	6,913	7,565

Income (loss) from vessel operations	66,721	46,411	148,949	(412,474)	(150,393)

Total assets of operating segments at December 31, 2012	1,709,674	2,824,832	3,148,037	2,037,394	9,719,938

Year ended December 31, 2011	Shuttle Tanker and FSO Segment $	FPSO Segment $	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $
Revenues	613,768	464,810	272,041	603,163	1,953,782
Voyage expenses	97,743	—	4,862	74,009	176,614
Vessel operating expenses	196,536	242,332	48,158	190,661	677,687
Time-charter hire expense	74,478	—	—	139,701	214,179
Depreciation and amortization	129,293	96,915	63,641	138,759	428,608
General and administrative (2)	60,359	52,854	20,586	89,817	223,616
Asset impairments	43,185	—	—	112,103	155,288
Net loss (gain) on sale of vessels and equipment	171	(4,888)	—	488	(4,229)
Bargain purchase gain	—	(68,535)	—	—	(68,535)
Goodwill impairment	—	—	—	36,652	36,652
Restructuring charges	5,351	—	—	139	5,490

Income (loss) from vessel operations	6,652	146,132	134,794	(179,166)	108,412

Total assets of operating segments at December 31, 2011	1,891,496	2,527,095	2,924,653	2,572,685	9,915,929

Year ended December 31, 2010	Shuttle Tanker and FSO Segment $	FPSO Segment $	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $
Revenues (1)	622,195	463,931	248,378	761,249	2,095,753
Voyage expenses	111,003	—	29	134,065	245,097
Vessel operating expenses	182,614	209,283	46,497	192,153	630,547
Time-charter hire expense	89,768	—	—	196,224	285,992
Depreciation and amortization	127,438	95,784	62,904	154,579	440,705
General and administrative (2)	51,281	42,714	20,147	79,601	193,743
Asset impairments	19,480	—	—	31,730	51,210
Net (gain) loss on sale of vessels and equipment	—	—	(4,340)	2,280	(2,060)
Restructuring charges	704	—	394	15,298	16,396

Income (loss) from vessel operations	39,907	116,150	122,747	(44,681)	234,123

(1)	FPSO segment includes $59.2 million in revenue for the year ended December 31, 2010, related to operations in previous years as a result of executing a contract amendment in March 2010.
(2)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

A reconciliation of total segment assets to amounts presented in the accompanying consolidated balance sheets is as follows:

	December 31, 2012 $	December 31, 2011 $
Total assets of all segments	9,719,938	9,915,929
Cash	639,491	692,127
Accounts receivable and other assets	642,596	529,621

Consolidated total assets	11,002,025	11,137,677

The following table presents revenues and percentage of consolidated revenues for customers that accounted for more than 10% of the Company’s consolidated revenues during the periods presented. All of these customers are international oil companies.

(U.S. dollars in millions)	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Statoil ASA (1)	$299.1 or 15%	$283.7 or 15%	$330.4 or 16%
Petroleo Brasileiro SA (1)	$289.3 or 15%	$224.9 or 12%	$226.0 or 11%
BP PLC (2)	(3)	(3)	$222.2 or 11%

(1)	Shuttle tanker and FSO, FPSO and conventional tanker segments
(2)	Shuttle tanker and FSO, FPSO, liquefied gas and conventional tanker segments
(3)	Less than 10%

Acquisitions	12 Months Ended
Dec. 31, 2012
Acquisitions
3.	Acquisitions

a)	FPSO Units and Investment in Sevan Marine ASA

On November 30, 2011, the Company acquired from Sevan Marine ASA (or Sevan) the FPSO unit Sevan Hummingbird (or Hummingbird Spirit) and its existing customer contract for approximately $184 million (including an adjustment for working capital) and made an investment of approximately $25 million to obtain a 40% ownership interest in a recapitalized Sevan. The Company also entered into a cooperation agreement with Sevan relating to joint marketing of offshore projects, the development of future projects, and the financing of such projects. Concurrently, the Company’s subsidiary Teekay Offshore Partners L.P. (or Teekay Offshore) acquired from Sevan the FPSO unit Sevan Piranema (or Piranema Spirit) and its existing customer contract for approximately $164 million (including an adjustment for working capital). The purchase price for the acquisitions of the Hummingbird Spirit, the Piranema Spirit and the investment in Sevan were paid in cash and financed by a combination of new debt facilities, a private placement of Teekay Offshore common units and existing liquidity.

On November 30, 2011, the Company also entered into an agreement to acquire the FPSO unit Sevan Voyageur (or Voyageur Spirit) and its existing customer contract from Sevan. The Company has agreed to acquire the Voyageur Spirit once the existing upgrade project is completed and the Voyageur Spirit commences operations under its customer contract, which occurred in April 2013. Under the terms of the agreement, the Company will pay Sevan $94 million to acquire the Voyageur Spirit, will assume the Voyageur Spirit’s existing $230.0 million credit facility, which had an outstanding balance of $220.5 million on November 30, 2011, and is responsible for all upgrade costs after November 30, 2011, which are estimated to be between $140 million and $150 million (see Note 16c). The Company has control over the upgrade project and has guaranteed the repayment of the existing credit facility. The Voyageur Spirit has been consolidated by the Company since November 30, 2011, as the Voyageur Spirit has been determined to be a variable interest entity (or VIE) and the Company has been determined to be the primary beneficiary. The following table summarizes the balance sheet of the Voyageur Spirit as at December 31, 2012:

$
ASSETS
Cash and cash equivalents	9,756
Other current assets	11,380
Vessels and equipment	455,819
Deferred tax assets	1,955

Total assets	478,910

LIABILITIES AND EQUITY
Accounts payable	18,359
Accrued liabilities	3,687
Long-term debt(note 8)	230,359
Derivative liabilities	4,509
Other long-term liabilities	13,344

Total liabilities	270,258
Total equity	208,652

Total liabilities and total equity	478,910

The 2007-built Piranema Spirit FPSO unit is currently operating under a long-term charter to Petrobras S.A. on the Piranema field located in the Brazil offshore region. The charter includes a firm contract period through March 2018, with up to 11 one-year extension options that includes cost-escalation clauses.

The 2008-built Hummingbird Spirit FPSO unit is currently operating under a charter to Centrica Energy Upstream on the Chestnut field in the UK sector of the North Sea. The charter was recently extended to December 2013 and thereafter, includes five three-month extension options.

The 2009-built Voyageur Spirit FPSO unit operated successfully on the Shelley field in the UK sector of the North Sea from August 2009 to August 2010. The unit under-went an upgrade prior to commencement of its charter contract with E.ON Ruhrgas UK E&P on the Huntington field in the UK sector of the North Sea. The charter commenced in April 2013 and has a firm period of five years, with extension options.

This transaction consolidates the industry in the harsh environment FPSO space, broadens the Company’s FPSO offering to include both ship shape and cylindrical FPSO solutions and was concluded at an attractive price. The Company recognized a total bargain purchase gain of $68.5 million related to the acquisition of the FPSO units and the 40% equity investment in Sevan. The gain has been recorded in the consolidated statements of loss for the year ended December 31, 2011.

During 2011, Sevan encountered severe financial difficulties following significant cost overruns on the upgrade of the Voyageur Spirit and was unable to service its existing financial obligations. The acceptance of the Company’s offer and the recognition of the bargain purchase gain, was in part due to the Company’s ability to structure the transaction in a way that would satisfy all the various stakeholders, including Sevan’s management, lenders, customers and shareholders, within a short time frame, the Company’s financial strength and limited competition in the transaction. As a result, the Company was able to purchase this business at a discount in this distressed acquisition situation.

The Company’s acquisition was accounted for using the purchase method of accounting, based upon estimates of fair value. The purchase price allocation was finalized in 2012 and there were changes to the preliminary fair values of the assets acquired and liabilities assumed by the Company. The changes are summarized in the table below. The Company’s 2011 consolidated financial statements were retroactively adjusted to include the impact of the revisions to the Company’s preliminary purchase price allocation. The operating results of the Hummingbird Spirit, Piranema Spirit and Voyageur Spirit are reflected in the Company’s consolidated financial statements from November 30, 2011, the effective date of acquisition. During the year ended December 31, 2011, the Company recognized $14.5 million of revenue and $68.4 million of net income, including the bargain purchase gain, resulting from these acquisitions. In addition, the Company incurred $1.1 million of acquisition-related expenses, which are reflected in general and administrative expenses.

The following table summarizes the preliminary and final purchase price allocation, which included the Voyageur Spirit VIE, by the Company at November 30, 2011:

	Preliminary $	Revisions $	Final $
ASSETS
Cash and cash equivalents	50,230	—	50,230
Other current assets	29,209	—	29,209
Vessels and equipment	869,952	22,400	892,352
Deferred income taxes	3,307	—	3,307
Investment in Sevan Marine	49,200	(12,100)	37,100
Other assets—long-term	659	—	659

Total assets acquired	1,002,557	10,300	1,012,857

Current liabilities	41,376	—	41,376
In-process revenue contracts	158,968	—	158,968
Long-term debt (note 8)	220,497	—	220,497
Other long-term liabilities	6,036	—	6,036
Non-controlling interest	144,600	—	144,600

Total liabilities assumed	571,477	—	571,477

Net assets acquired	431,080	—	441,380

Bargain purchase gain	(58,235)	(10,300)	(68,535)

Cash consideration	372,845	—	372,845

The following table shows comparative summarized consolidated pro forma financial information for the Company for the years ended December 31, 2011 and 2010, giving effect to the Company’s acquisition of the Sevan FPSO units as if it had taken place on January 1, 2010:

	Pro Forma Year Ended December 31, 2011 (unaudited) $	Pro Forma Year Ended December 31, 2010 (unaudited) $
Revenues	2,109,929	2,284,336
Net loss	(372,132)	(176,456)
Loss per common share
- Basic	(5.03)	(3.79)
- Diluted	(5.03)	(3.79)

b)	Teekay LNG – Marubeni Joint Venture

In February 2012, a joint venture between the Company’s subsidiary Teekay LNG Partners L.P. (or Teekay LNG) and Marubeni Corporation (or Teekay LNG-Marubeni Joint Venture) acquired a 100% interest in six LNG carriers from Denmark-based A.P. Moller-Maersk A/S for approximately $1.3 billion. The Teekay LNG-Marubeni Joint Venture financed this acquisition with $1.06 billion from secured loan facilities and an aggregate of $266 million from equity contributions from Teekay LNG and Marubeni Corporation. Teekay LNG has agreed to guarantee its 52% share of the secured loan facilities of the Teekay LNG-Marubeni Joint Venture and, as a result, deposited $30 million in a restricted cash account as security. Teekay LNG has a 52% economic interest in the Teekay LNG-Marubeni Joint Venture and, consequently, its share of the equity contribution was approximately $138.2 million. Teekay LNG also contributed an additional $5.8 million for its share of legal and financing costs. Teekay LNG financed this equity contribution by borrowing under its existing credit facilities. This jointly-controlled entity is accounted for using the equity method.

Investment in Term Loans	12 Months Ended
Dec. 31, 2012
Investment in Term Loans
4.	Investment in Term Loans

In February 2011, Teekay made a $70 million term loan (or the 2011 Loan) to an unrelated ship-owner of a 2011-built Very Large Crude Carrier (or VLCC). The 2011 Loan bears interest at 9% per annum, which is payable quarterly. The 2011 Loan is repayable in full in February 2014. However, it may be repaid prior to maturity at the option of the borrower. The 2011 Loan is collateralized by a first-priority mortgage on the VLCC, together with other related collateral.

In July 2010, the Company’s subsidiary Teekay Tankers Ltd. (or Teekay Tankers) acquired two term loans with a total principal amount outstanding of $115.0 million for a total cost of $115.6 million (the Loans). The Loans bear interest at an annual interest rate of 9% per annum, and include a repayment premium feature which provides a total investment yield of approximately 10% per annum. The 9% interest income is received in quarterly installments and the Loans and repayment premium are payable in full at maturity in July 2013 when the repayment premium of 3% is calculated on the principal amount of the Loan outstanding at maturity. As at December 31, 2012 and 2011, the repayment premium included in the principal balance was $2.7 million and $1.5 million, respectively. The Loans are collateralized by first-priority mortgages on two 2010-built VLCCs owned by a shipowner based in Asia, together with other related security. The Loans can be repaid prior to maturity, at the option of the borrower.

The borrower on the 2011 Loan and the Loans is facing financial difficulty and subsequent to December 31, 2012 has defaulted on its interest payment obligations since January 31, 2013. If the borrower continues to be unable to make interest payments or to repay principal under these term loans, Teekay and Teekay Tankers may need to seek to foreclose on the security interests in the VLCCs.

Interest income in respect of the investments in the term loans is included in revenues in the consolidated statements of loss. As at December 31, 2012 and 2011, $2.8 million and $2.8 million, respectively, in interest receivable from the investment in these term loans were recorded in the consolidated balance sheets as accounts receivable.

The maximum potential loss relating to these loans is the Company’s original investment of $185.6 million and any unpaid interest, less the realized value of the underlying collateral.

Financing Transactions	12 Months Ended
Dec. 31, 2012
Financing Transactions
5.	Financing Transactions

Teekay LNG and Teekay Offshore are limited partnerships formed by the Company as part of its strategy to expand its operations primarily in the LNG and LPG shipping sector (Teekay LNG) and to expand its operations in the offshore oil marine transportation, production, processing and storage sectors (Teekay Offshore). Teekay Tankers is a corporation formed by the Company to provide international marine transportation of crude oil and refined products. As of December 31, 2012, Teekay owned a 37.5% interest in Teekay LNG (40.1%—December 31, 2011), including common units and its 2% general partner interest, a 29.4% interest in Teekay Offshore (33.0%—December 31, 2011), including common units and its 2% general partner interest and 25.1% of the capital stock of Teekay Tankers (26.0%—December 31, 2011), including Teekay Tankers’ outstanding shares of Class B common stock, which entitle the holders to five votes per share, subject to a 49% aggregate Class B Common Stock voting power maximum. Teekay maintains control of Teekay LNG and Teekay Offshore by virtue of its control of the general partner of each partnership and thus consolidates these subsidiaries. Teekay has entered into an omnibus agreement with Teekay LNG and Teekay Offshore to govern, among other things, when the Company, Teekay LNG and Teekay Offshore may compete with each other and to provide the applicable parties certain rights of first offer on LNG carriers, oil tankers, shuttle tankers, FSO units and FPSO units. In addition, Teekay has entered into a non-competition agreement with Teekay Tankers, which provides Teekay Tankers with a right of first refusal to participate in any future conventional crude oil tanker and product tanker opportunities developed by Teekay for a period of three years from June 2012.

During the years ended December 31, 2012, 2011, and 2010, the Company’s publicly traded subsidiaries, Teekay Tankers, Teekay Offshore and Teekay LNG completed the following public offerings and equity placements:

	Total Proceeds Received $	Less: Teekay Corporation Portion $	Offering Expenses $	Net Proceeds Received $
2012
Teekay Offshore Public Offerings	219,474	(4,389)	(8,164)	206,921
Teekay Offshore Direct Equity Placement	45,919	(919)	—	45,000
Teekay Tankers Public Offerings	69,000	—	(3,229)	65,771
Teekay LNG Public Offering	189,243	(3,784)	(6,927)	178,532
2011
Teekay Tankers Public Offerings	112,054	—	(4,820)	107,234
Teekay Offshore Private Equity Placement	420,145	(230,144)	(279)	189,722
Teekay LNG Public Offerings	356,133	(7,123)	(14,909)	334,101
2010
Teekay Offshore Public Offerings	419,989	(8,400)	(18,645)	392,944
Teekay Tankers Public Offerings	243,977	(32,000)	(9,279)	202,698
Teekay LNG Direct Equity Placement	51,020	(1,020)	—	50,000

(1)	Consists of the portion Teekay Corporation subscribed for in the public offering or equity placement.

As a result of the public offerings and equity placements of Teekay Tankers, Teekay Offshore and Teekay LNG, the Company recorded increases to retained earnings of $88.7 million (2012), $124.2 million (2011) and $123.2 million (2010). These amounts represent Teekay’s dilution gains from the issuance of units and shares in these consolidated subsidiaries.

Goodwill, Intangible Assets and In-Process Revenue Contracts	12 Months Ended
Dec. 31, 2012
Goodwill, Intangible Assets and In-Process Revenue Contracts
6.	Goodwill, Intangible Assets and In-Process Revenue Contracts

Goodwill

The carrying amount of goodwill for the years ended December 31, 2012 and 2011, for the Company’s reportable segments are as follows:

	Shuttle Tanker and FSO Segment $	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $
Balance as of December 31, 2010	130,908	35,631	36,652	203,191
Goodwill impairment	—	—	(36,652)	(36,652)

Balance as of December 31, 2011 and 2012	130,908	35,631	—	166,539

A goodwill impairment charge of $36.7 million was recognized in the Company’s consolidated statements of loss for the year ended December 31, 2011 in respect of its Suezmax tanker reporting unit. The fair value of this reporting unit was determined using the present value of expected future cash flows discounted at a rate equivalent to a market participant’s weighted-average cost of capital. The estimates and assumptions regarding expected future cash flows and the appropriate discount rates are in part based upon existing contracts, future tanker market rates, historical experience, financial forecasts and industry trends and conditions. The recognition of the goodwill impairment charge was driven by the continuing weak tanker market, which has largely been caused by an oversupply of vessels relative to demand.

Intangible Assets

As at December 31, 2012, the Company’s intangible assets consisted of:

	Weighted-Average Amortization Period (Years)	Gross Carrying Amount $	Accumulated Amortization $	Net Carrying Amount $
Customer contracts	13.7	316,684	(191,587)	125,097
Other intangible assets	0.9	1,280	(241)	1,039

	13.6	317,964	(191,828)	126,136

As at December 31, 2011 the Company’s intangible assets consisted of:

	Weighted-Average Amortization Period (Years)	Gross Carrying Amount $	Accumulated Amortization $	Net Carrying Amount $
Customer contracts	15.6	329,815	(194,266)	135,549
Other intangible assets	4.5	11,430	(10,237)	1,193

	15.2	341,245	(204,503)	136,742

Aggregate amortization expense of intangible assets for the year ended December 31, 2012, was $17.2 million (2011—$19.1 million, 2010—$26.2 million), which is included in depreciation and amortization. Amortization of intangible assets for the five years following 2012 is expected to be $18.4 million (2013), $13.0 million (2014), $11.9 million (2015), $10.9 million (2016), $9.9 million (2017) and $62.0 million (thereafter). During the year ended December 31, 2012, unfavorable customer contracts with a carrying value of $5.9 million were reclassified from intangible assets to in-process revenue contracts.

During 2010, the Company recognized $31.7 million in write-downs of three vessel purchase options and certain in-charter customer contracts. The vessel purchase options and in-charter contracts either expired unexercised or were unlikely to be exercised by the Company.

In-Process Revenue Contracts

As part of the Company’s acquisition of FPSO units from Sevan and its previous acquisitions of Petrojarl ASA (subsequently renamed Teekay Petrojarl AS, or Teekay Petrojarl) and 50% of OMI Corporation (or OMI), the Company assumed certain FPSO contracts and time charter-out contracts with terms that were less favorable than the then prevailing market terms. At the time of the acquisitions, the Company recognized a liability based on the estimated fair value of these contracts. The Company is amortizing this liability over the estimated remaining terms of the contracts on a weighted basis based on the projected revenue to be earned under the contracts.

Amortization of in-process revenue contracts for the year ended December 31, 2012 was $72.9 million (2011—$46.4 million, 2010—$48.3 million), which is included in revenues on the consolidated statements of loss. Amortization for the five years following 2012 is expected to be $61.7 million (2013), $40.2 million (2014), $19.8 million (2015), $19.8 million (2016), $19.8 million (2017) and $80.3 million (thereafter).

Accrued Liabilities	12 Months Ended
Dec. 31, 2012
Accrued Liabilities
7.	Accrued Liabilities

	December 31, 2012 $	December 31, 2011 $
Voyage and vessel expenses	144,250	209,058
Interest	66,125	63,310
Payroll and benefits and other	100,452	83,528
Deferred revenue	52,391	38,690

	363,218	394,586

Long-Term Debt	12 Months Ended
Dec. 31, 2012
Long-Term Debt
8.	Long-Term Debt

	December 31, 2012	December 31, 2011
	$	$
Revolving Credit Facilities	1,627,979	2,244,634
Senior Notes (8.5%) due January 15, 2020	447,115	446,825
Norwegian Kroner-denominated Bonds due through May 2017	467,223	100,417
U.S. Dollar-denominated Term Loans due through 2021	2,432,374	2,069,860
U.S. Dollar-denominated Term Loan Variable Interest Entity due October 2016	230,359	220,450
Euro-denominated Term Loans due through 2023	341,382	348,905
U.S. Dollar-denominated Unsecured Demand Loans due to Joint Venture Partners	13,282	13,282

Total	5,559,714	5,444,373
Less current portion	797,411	401,376

Long-term portion	4,762,303	5,042,997

As of December 31, 2012, the Company had 15 revolving credit facilities (or the Revolvers) available, which, as at such date, provided for aggregate borrowings of up to $2.8 billion, of which $1.2 billion was undrawn. Interest payments are based on LIBOR plus margins; at December 31, 2012, and December 31, 2011, the margins ranged between 0.45% and 3.25%. At December 31, 2012, and December 31, 2011, the three-month LIBOR was 0.31% and 0.58%, respectively. The total amount available under the Revolvers reduces by $740.8 million (2013), $741.3 million (2014), $226.4 million (2015), $346.4 million (2016), $463.0 million (2017) and $321.0 million (thereafter). The Revolvers are collateralized by first-priority mortgages granted on 58 of the Company’s vessels, together with other related security, and include a guarantee from Teekay or its subsidiaries for all outstanding amounts.

The Company’s 8.5% senior unsecured notes (or the 8.5% Notes) are due January 15, 2020 with a principal amount of $450 million. The 8.5% Notes were sold at a price equal to 99.181% of par and the discount is accreted through the maturity date of the notes using the effective interest rate of 8.625% per year. The Company capitalized issuance costs of $9.4 million, which is recorded in other non-current assets in the consolidated balance sheet and is amortized to interest expense over the term of the 8.5% Notes. The 8.5% Notes rank equally in right of payment with all of Teekay’s existing and future senior unsecured debt and senior to any future subordinated debt of Teekay. The 8.5% Notes are not guaranteed by any of Teekay’s subsidiaries and effectively rank behind all existing and future secured debt of Teekay and other liabilities of its subsidiaries.

The Company may redeem the 8.5% Notes in whole or in part at any time before their maturity date at a redemption price equal to the greater of (i) 100% of the principal amount of the 8.5% Notes to be redeemed and (ii) the sum of the present values of the remaining scheduled payments of principal and interest on the 8.5% Notes to be redeemed (excluding accrued interest), discounted to the redemption date on a semi-annual basis, at the treasury yield plus 50 basis points, plus accrued and unpaid interest to the redemption date. In addition, at any time or from time to time prior to January 15, 2013, the Company may redeem up to 35% of the aggregate principal amount of the 8.5% Notes issued under the indenture with the net cash proceeds of one or more qualified equity offerings at a redemption price equal to 108.5% of the principal amount of the 8.5% Notes to be redeemed, plus accrued and unpaid interest, if any, to the redemption date, provided certain conditions are met. No such redemptions had been made as at December 31, 2012.

In November 2010, Teekay Offshore issued in the Norwegian bond market NOK 600 million of senior unsecured bonds that mature in November 2013. As at December 31, 2012, the carrying amount of the bonds was $107.8 million. The bonds are listed on the Oslo Stock Exchange. Interest payments on the bonds are based on NIBOR plus a margin of 4.75%. Teekay Offshore entered into a cross currency rate swap to swap all interest and payments into U.S. Dollars with interest rate payments swapped from NIBOR plus a margin of 4.75% into LIBOR plus a margin of 5.04% and the transfer of the principal amount fixed at $98.5 million upon maturity in exchange for NOK 600 million. Teekay Offshore also entered into an interest rate swap to swap the interest payments from LIBOR to a fixed rate of 1.12%. The floating LIBOR rate receivable from the interest rate swap is capped at 3.5%, which effectively results in a fixed rate of 1.12% unless LIBOR exceeds 3.5%, in which case Teekay Offshore’s related interest rate effectively floats at LIBOR, but reduced by 2.38% (see Note 15).

In January 2012, Teekay Offshore issued in the Norwegian bond market NOK 600 million of senior unsecured bonds that mature in January 2017. As at December 31, 2012, the carrying amount of the bonds was approximately $107.8 million. The bonds are listed on the Oslo Stock Exchange. The interest payments on the bonds are based on NIBOR plus a margin of 5.75%. Teekay Offshore entered into a cross currency rate swap to swap all interest and principal payments into U.S. Dollars, with the interest payments fixed at a rate of 7.49%, and the transfer of the principal amount fixed at $101.4 million upon maturity in exchange for NOK 600 million (see Note 15).

In May 2012, Teekay LNG issued in the Norwegian bond market NOK 700 million of senior unsecured bonds that mature in May 2017. As at December 31, 2012, the carrying amount of the bonds was $125.8 million. The bonds are listed on the Oslo Stock Exchange. The interest payments on the bonds are based on NIBOR plus a margin of 5.25%. Teekay LNG entered into a cross currency rate swap to swap all interest and principal payments into U.S. Dollars, with the interest payments fixed at a rate of 6.88%, and the transfer of principal fixed at $125.0 million upon maturity in exchange for NOK 700 million (see Note 15).

In October 2012, Teekay issued in the Norwegian bond market NOK 700 million of senior unsecured bonds that mature in October 2015. As at December 31, 2012, the carrying amount of the bonds was $125.8 million. The Company has applied to list the bonds on the Oslo Stock Exchange. The interest payments on the bonds are based on NIBOR plus a margin of 4.75%. Teekay entered into a cross currency rate swap to swap all interest and principal payments into U.S. Dollars, with the interest payments fixed at a rate of 5.52%, and the transfer of principal fixed at $122.8 million upon maturity in exchange for NOK 700 million (see Note 15).

As of December 31, 2012, the Company had 18 U.S. Dollar-denominated term loans outstanding, which totaled $2.4 billion (December 31, 2011– $2.1 billion). Certain of the term loans with a total outstanding principal balance of $328.0 million as at December 31, 2012 (December 31, 2011– $372.7 million) bear interest at a weighted-average fixed rate of 5.3% (December 31, 2011 – 5.3%). Interest payments on the remaining term loans are based on LIBOR plus a margin. At December 31, 2012 and December 31, 2011, the margins ranged between 0.3% and 4.25%, and between 0.3% and 4.00%, respectively. At December 31, 2012 and December 31, 2011, the three-month LIBOR was 0.31% and 0.58%, respectively. The term loan payments are made in quarterly or semi-annual payments commencing three or six months after delivery of each newbuilding vessel financed thereby, and 17 of the term loans have balloon or bullet repayments due at maturity. The term loans are collateralized by first-priority mortgages on 36 (December 31, 2011 – 33) of the Company’s vessels, together with certain other security. In addition, at December 31, 2012, all but $107.0 million (December 31, 2011 – $119.4 million) of the outstanding term loans were guaranteed by Teekay or its subsidiaries.

The Voyageur Spirit FPSO unit has been consolidated by the Company effective November 30, 2011, as the Voyageur Spirit has been determined to be a VIE and the Company has been determined to be the primary beneficiary (see Note 3a). As a result, the Company has included the Voyageur Spirit’s existing U.S. Dollar-denominated term loan (VIE term loan) outstanding, which, as at December 31, 2012, totaled $230.4 million (December 31, 2011 – $220.5 million). Interest payments on the VIE term loan are based on LIBOR plus a margin of 2.95% and are paid quarterly. The VIE term loan is collateralized by a first-priority mortgage on the Voyageur Spirit, together with certain other security. The Company has guaranteed the repayment of the existing credit facility.

The Company has two Euro-denominated term loans outstanding, which, as at December 31, 2012, totaled 258.8 million Euros ($341.4 million) (December 31, 2011 – 269.2 million Euros ($348.9 million)). The Company is repaying the loans with funds generated by two Euro-denominated, long-term time-charter contracts. Interest payments on the loans are based on EURIBOR plus a margin. At December 31, 2012, and December 31, 2011, the margins ranged between 0.6% and 2.25% and the one-month EURIBOR at December 31, 2012, was 0.1% (December 31, 2011 – 1.02%). The Euro-denominated term loans reduce in monthly payments with varying maturities through 2023 and are collateralized by first-priority mortgages on two of the Company’s vessels, together with certain other security, and are guaranteed by a subsidiary of Teekay.

Both Euro-denominated term loans and Norwegian Kroner-denominated bonds are revalued at the end of each period using the then-prevailing U.S. Dollar exchange rate. Due primarily to the revaluation of the Company’s Norwegian Kroner-denominated bonds, the Company’s Euro-denominated term loans, capital leases and restricted cash, and the change in the valuation of the Company’s cross currency swaps, the Company recognized foreign exchange loss of $12.9 million (2011 – $12.7 million gain, 2010 – $32.0 million gain).

The Company has one U.S. Dollar-denominated loan outstanding owing to a joint venture partner, which, as at December 31, 2012, totaled $13.3 million (2011 – $13.3 million), including accrued interest. Interest payments on the loan are based on a fixed interest rate of 4.84%. This loan is repayable on demand no earlier than February 27, 2027.

The weighted-average effective interest rate on the Company’s aggregate long-term debt as at December 31, 2012 was 2.9% (December 31, 2011 – 2.6%). This rate does not include the effect of the Company’s interest rate swap agreements (see Note 15).

The aggregate annual long-term debt principal repayments required to be made by the Company subsequent to December 31, 2012, are $797.4 million (2013), $1,208.2 million (2014), $442.6 million (2015), $390.2 million (2016), $1,004.2 million (2017) and $1.7 billion (thereafter).

Among other matters, the Company’s long-term debt agreements generally provide for maintenance of minimum consolidated financial covenants and five loan agreements require the maintenance of vessel market value to loan ratios. As at December 31, 2012 these ratios ranged from 113.2 % to 284.0% compared to their minimum required ratios of 105% and 115%. The vessel values used in these ratios are appraised values prepared by the Company based on second hand sale and purchase market data. A further delay in the recovery of the conventional tanker market and a weakening of the LNG/LPG carrier market could negatively affect the ratios. Certain loan agreements require that a minimum level of free cash be maintained and as at December 31, 2012 and December 31, 2011, this amount was $100.0 million. Most of the loan agreements also require that the Company maintain an aggregate minimum level of free liquidity and undrawn revolving credit lines with at least six months to maturity, in amounts ranging from 5% to 7.5% of total debt. As at December 31, 2012, this aggregate amount was $319.1 million (December 31, 2011—$318.3 million).

As at December 31, 2012, the Company was in compliance with all covenants required by its credit facilities and other long-term debt.

Operating and Direct Financing Leases	12 Months Ended
Dec. 31, 2012
Operating and Direct Financing Leases
9.	Operating and Direct Financing Leases

Charters-in

As at December 31, 2012, minimum commitments to be incurred by the Company under vessel operating leases by which the Company charters-in vessels were approximately $153.8 million, comprised of $84.4 million (2013), $35.0 million (2014), $15.8 million (2015), $9.1 million (2016), $9.1 million (2017) and $0.4 million (thereafter). The Company recognizes the expense from these charters, which is included in time-charter hire expense, on a straight-line basis over the firm period of the charters.

Charters-out

Time-charters and bareboat charters of the Company’s vessels to third parties (except as noted below) are accounted for as operating leases. Certain of these charters provide the charterer with the option to acquire the vessel or the option to extend the charter. As at December 31, 2012, minimum scheduled future revenues to be received by the Company on time-charters and bareboat charters then in place were approximately $9.8 billion, comprised of $1.1 billion (2013), $1.2 billion (2014), $1.2 billion (2015), $1.0 billion (2016), $1.0 billion (2017) and $4.3 billion (thereafter). The minimum scheduled future revenues should not be construed to reflect total charter hire revenues for any of the years. Minimum scheduled future revenues do not include revenue generated from new contracts entered into after December 31, 2012, revenue from unexercised option periods of contracts that existed on December 31, 2012 or variable or contingent revenues. In addition, minimum scheduled future revenues presented in this paragraph have been reduced by estimated off-hire time for scheduled periodic maintenance. The amounts may vary given future events such as unscheduled vessel maintenance.

The carrying amount of the vessels accounted for as operating leases at December 31, 2012, was $6.1 billion (2011—$5.3 billion). The cost and accumulated depreciation of the vessels employed on operating leases as at December 31, 2012 were $7.8 billion (2011—$7.2 billion) and $1.7 billion (2011—$1.9 billion), respectively.

Operating Lease Obligations

Teekay Tangguh Subsidiary

The Company’s subsidiary Teekay LNG owns a 99% interest in Teekay Tangguh, which owns a 70% interest in Teekay Tangguh Subsidiary, essentially giving Teekay LNG a 69% interest in the Teekay Tangguh Subsidiary. As at December 31, 2012, the Teekay Tangguh Subsidiary was a party to operating leases whereby it is leasing its two LNG carriers (or the Tangguh LNG Carriers) to a third party company (or Head Leases). The Teekay Tangguh Subsidiary is then leasing back the LNG carriers from the same third party company (or Subleases). Under the terms of these leases, the third party company claims tax depreciation on the capital expenditures it incurred to lease the vessels. As is typical in these leasing arrangements, tax and change of law risks are assumed by the Teekay Tangguh Subsidiary. Lease payments under the Subleases are based on certain tax and financial assumptions at the commencement of the leases. If an assumption proves to be incorrect, the lease payments are increased or decreased under the Sublease to maintain the agreed after-tax margin. The Teekay Tangguh Subsidiary’s carrying amount of this tax indemnification as at December 31, 2012 and December 31, 2011 was $9.4 million and $9.9 million, respectively, and is included as part of other long-term liabilities in the consolidated balance sheets of the Company. The tax indemnification is for the duration of the lease contract with the third party plus the years it would take for the lease payments to be statute barred, and ends in 2033. Although there is no maximum potential amount of future payments, the Teekay Tangguh Subsidiary may terminate the lease arrangements on a voluntary basis at any time. If the lease arrangements terminate, the Teekay Tangguh Subsidiary will be required to pay termination sums to the third party company sufficient to repay the third party company’s investment in the vessels and to compensate it for the tax effect of the terminations, including recapture of any tax depreciation. The Head Leases and the Subleases have 20 year terms and are classified as operating leases. The Head Lease and the Sublease for the two Tangguh LNG Carriers commenced in November 2008 and March 2009, respectively.

As at December 31, 2012, the total estimated future minimum rental payments to be received and paid under the lease contracts are as follows:

Year	Head Lease Receipts (1)	Sublease Payments(1)(2)
2013	28,843	24,779
2014	28,828	24,779
2015	22,188	24,779
2016	21,242	24,779
2017	21,242	24,779
Thereafter	239,063	278,884

Total	$361,406	$402,779

(1)	The Head Leases are fixed-rate operating leases while the Subleases have a small variable-rate component. As at December 31, 2012, the Teekay Tangguh Subsidiary had received $149.0 million of aggregate Head Lease receipts and had paid $90.6 million of aggregate Sublease payments. The portion of the Head Lease receipts that haven’t been recognized into earnings are deferred and amortized on a straight line basis over the lease terms and as at December 31, 2012, $39.1 million of Head Lease receipts had been deferred and included in other long-term liabilities in the Company’s consolidated balance sheets.
(2)	The amount of payments under the Subleases are updated annually to reflect any changes in the lease payments due to changes in tax law.

Net Investment in Direct Financing Leases

The time-charters for two of the Company’s LNG carriers, one FSO unit and equipment that reduce volatile organic compound emissions (or VOC equipment) are accounted for as direct financing leases. The following table lists the components of the net investments in direct financing leases:

	December 31, 2012 $	December 31, 2011 $
Total minimum lease payments to be received	675,013	741,604
Estimated unguaranteed residual value of leased properties	203,465	203,465
Initial direct costs and other	1,409	1,636
Less unearned revenue	(443,286)	(486,797)

Total	436,601	459,908
Less current portion	12,303	23,171

Long-term portion	424,298	436,737

As at December 31, 2012, minimum lease payments to be received by the Company in each of the next five years following 2012 were $50.1 million (2013), $48.7 million (2014), $47.8 million (2015), $47.9 million (2016), and $43.0 million (2017). The VOC equipment lease is scheduled to expire in 2014, the FSO contract is scheduled to expire in 2017, and the LNG time-charters are both scheduled to expire in 2029.

Capital Lease Obligations and Restricted Cash	12 Months Ended
Dec. 31, 2012
Capital Lease Obligations and Restricted Cash
10.	Capital Lease Obligations and Restricted Cash

Capital Lease Obligations

	December 31, 2012 $	December 31, 2011 $
RasGas II LNG Carriers	472,085	471,397
Suezmax Tankers	165,489	175,650

Total	637,574	647,047
Less current portion	70,272	47,203

Long-term portion	567,302	599,844

RasGas II LNG Carriers. As at December 31, 2012, the Company was a party, as lessee, to 30-year capital lease arrangements relating to three LNG carriers (or the RasGas II LNG Carriers) that operate under time-charter contracts with Ras Laffan Liquefied Natural Gas Company Limited (II) (or RasGas II), a joint venture between Qatar Petroleum and ExxonMobil RasGas Inc., a subsidiary of Exxon Mobil Corporation. The Company has a 70% share in the leases for the RasGas II LNG Carriers.

Under the terms of the RasGas II LNG Carriers capital lease arrangements, the lessor claims tax depreciation on the capital expenditures it incurred to acquire these vessels. As is typical in these leasing arrangements, tax and change of law risks are assumed by the lessee. Lease payments under the lease arrangements are based on certain tax and financial assumptions at the commencement of the leases. If an assumption proves to be incorrect, the lessor is entitled to increase the lease payments to maintain its agreed after-tax margin. The Company’s carrying amount of the tax indemnification guarantee as at December 31, 2012 was $15.5 million and is included as part of other long-term liabilities in the Company’s consolidated balance sheets.

The tax indemnification is for the duration of the lease contract with the third party plus the years it would take for the lease payments to be statute barred, and ends in 2041. Although there is no maximum potential amount of future payments, the Company may terminate the lease arrangements on a voluntary basis at any time. If the lease arrangements terminate, the Company will be required to pay termination sums to the lessor sufficient to repay the lessor’s investment in the vessels and to compensate it for the tax-effect of the terminations, including recapture of any tax depreciation.

At their inception, the weighted-average interest rate implicit in these leases was 5.2%. These capital leases are variable-rate capital leases. As at December 31, 2012, the commitments under these capital leases approximated $977.1 million, including imputed interest of $505.0 million, repayable as follows:

Year	Commitment
2013	$24,000
2014	$24,000
2015	$24,000
2016	$24,000
2017	$24,000
Thereafter	$857,128

As the payments in the next five years only cover a portion of the estimated interest expense, the lease obligation will continue to increase. Starting in 2024, the lease payments will increase to cover both interest and principal to commence reduction of the principal portion of the lease obligations.

Suezmax Tankers. As at December 31, 2012, the Company was a party to capital leases on five Suezmax tankers. Under the terms of the lease arrangements the Company is required to purchase these vessels for a fixed price, at the option of the lessor. During 2012, the lessor extended the term of one of the five leases and has deferred its option to sell all five vessels to the Company until 2014. However, the Company expects the charterer to exercise its option to terminate their charter contracts on two of the Suezmax tankers in 2013. If this occurs, the capital leases for these two vessels will concurrently terminate and it is expected that the vessels will be sold to a third party. At the inception of these leases, the weighted-average interest rate implicit in these leases was 7.4%. These capital leases are variable-rate capital leases. However, any change in the lease payments resulting from changes in interest rates is offset by a corresponding change in the charter hire payments received by the Company.

Restricted Cash

Under the terms of the capital leases for the RasGas II LNG Carriers, the Company is required to have on deposit with financial institutions an amount of cash that, together with interest earned on the deposits, will equal the remaining amounts owing under the leases. These cash deposits are restricted to being used for capital lease payments and have been fully funded primarily with term loans (see Note 8).

As at December 31, 2012 and 2011, the amount of restricted cash on deposit for the three RasGas II LNG Carriers was $475.5 million and $476.1 million, respectively. As at December 31, 2012 and 2011, the weighted-average interest rates earned on the deposits were 0.4% and 0.3%, respectively. These rates do not reflect the effect of related interest rate swaps (see Note 15).

The Company also maintains restricted cash deposits relating to certain term loans and other obligations, which totaled $58.3 million and $21.1 million as at December 31, 2012 and 2011, respectively.

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements
11.	Fair Value Measurements

The following methods and assumptions were used to estimate the fair value of each class of financial instruments and other non-financial assets.

Cash and cash equivalents, restricted cash and marketable securities - The fair value of the Company’s cash and cash equivalents restricted cash, and marketable securities approximates their carrying amounts reported in the accompanying consolidated balance sheets.

Vessels and equipment and vessels held for sale – The estimated fair value of the Company’s vessels and equipment and vessels held for sale is determined based on discounted cash flows or appraised values. In cases where an active second hand sale and purchase market does not exist, the Company uses a discounted cash flow approach to estimate the fair value of an impaired vessel. In cases where an active second hand sale and purchase market exists, an appraised value is generally the amount the Company would expect to receive if it were to sell the vessel. Such appraisal is normally completed by the Company.

Investment in term loans –The fair value of the Company’s investment in term loans is estimated using a discounted cash flow analysis, based on current rates currently available for debt with similar terms and remaining maturities. In addition, an assessment of the credit worthiness of the borrower and the value of the collateral is taken into account when determining the fair value.

Loans to equity accounted investees and joint venture partners – The fair value of the Company’s loans to joint ventures and joint venture partners approximates their carrying amounts reported in the accompanying consolidated balance sheets.

Long-term debt – The fair value of the Company’s fixed-rate and variable-rate long-term debt is either based on quoted market prices or estimated using discounted cash flow analyses, based on rates currently available for debt with similar terms and remaining maturities and the current credit worthiness of the Company.

Derivative instruments – The fair value of the Company’s derivative instruments is the estimated amount that the Company would receive or pay to terminate the agreements at the reporting date, taking into account, as applicable, fixed interest rates on interest rate swaps, current interest rates, foreign exchange rates, and the current credit worthiness of both the Company and the derivative counterparties. The estimated amount is the present value of future cash flows. The Company transacts all of its derivative instruments through investment-grade rated financial institutions at the time of the transaction and requires no collateral from these institutions. For the Foinaven FPSO embedded derivative, the calculation of the fair value takes into account the fixed rate in the contract, current interest rates and foreign exchange rates. Given the current volatility in the credit markets, it is reasonably possible that the amounts recorded as derivative assets and liabilities could vary by material amounts in the near term.

The Company categorizes its fair value estimates using a fair value hierarchy based on the inputs used to measure fair value. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value as follows:

Level 1. Observable inputs such as quoted prices in active markets;

Level 2. Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and

Level 3. Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Company’s financial instruments that are not accounted for at a fair value on a recurring basis.

		December 31, 2012		December 31, 2011
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring
Cash and cash equivalents, restricted cash, and marketable securities	Level 1	1,178,118	1,178,118	1,200,063	1,200,063
Derivative instruments(note 15)
Interest rate swap agreements—assets(1)	Level 2	165,688	165,688	159,603	159,603
Interest rate swap agreements—liabilities(1)	Level 2	(667,825)	(667,825)	(707,437)	(707,437)

Cross currency interest swap agreement	Level 2	13,886	13,886	2,677	2,677
Foreign currency contracts	Level 2	2,885	2,885	(4,362)	(4,362)
Foinaven embedded derivative	Level 2	—	—	3,385	3,385
Non-recurring
Vessels and equipment(note 18b)	Level 2	287,983	287,983	118,682	118,682
Equity accounted investments(2)	Level 3	—	—	9,623	9,623
Vessels held for sale(note 18b)	Level 2	22,364	22,364	19,000	19,000
Other
Investment in term loans	Level 3	188,756	186,048	189,666	190,939
Loans to equity accounted investees and joint venture partners—Current	Level 3	139,183	139,183	—	—
Loans to equity accounted investees and joint venture partners—Long-term	(3)	67,720	(3)	85,248	(3)
Long-term debt—public(note 8)	Level 1	(914,338)	(949,326)	(547,242)	(533,999)
Long-term debt—non-public(note 8)	Level 2	(4,645,376)	(4,329,117)	(4,897,131)	(4,538,215)

(1)	The fair value of the Company’s interest rate swap agreements at December 31, 2012 includes $21.6 million (December 31, 2011- $24.5 million) of net accrued interest which is recorded in accrued liabilities and accounts receivable on the consolidated balance sheets.
(2)	The fair value measurement used to determine the impairment of the investment in Petrotrans Holdings Ltd. (or PTH) was based upon the estimated liquidation values of the underlying net assets of the investment.
(3)	In these consolidated financial statements the Company’s loans to and equity investments in equity accounted investees form the aggregate carrying value of the Company’s interests in entities accounted for by the equity method. In addition, the loans to joint venture partners together with the joint venture partner’s equity investment in joint venture form the net aggregate carrying value of the joint venture partner’s interest in the joint venture. The fair value of the individual components of such aggregate interests is not determinable.

Capital Stock	12 Months Ended
Dec. 31, 2012
Capital Stock
12.	Capital Stock

The authorized capital stock of Teekay at December 31, 2012 and 2011, was 25,000,000 shares of Preferred Stock, with a par value of $1 per share, and 725,000,000 shares of Common Stock, with a par value of $0.001 per share. During 2012, the Company issued 1.0 million common shares upon the exercise of stock options and restricted stock units and awards, and had no share repurchases of common shares. During 2011, the Company issued 0.6 million common shares upon the exercise of stock options and restricted stock units and awards, and had share repurchases of 3.9 million common shares. As at December 31, 2012, Teekay had issued 70,203,388 shares of Common Stock (2011 – 74,391,691) and no shares of Preferred Stock issued. As at December 31, 2012, Teekay had 69,704,188 shares of Common Stock outstanding (2011 – 68,732,341).

Dividends may be declared and paid out of surplus only, but if there is no surplus, dividends may be declared or paid out of the net profits for the fiscal year in which the dividend is declared and for the preceding fiscal year. Surplus is the excess of the net assets of the Company over the aggregated par value of the issued shares of the Teekay. Subject to preferences that may apply to any shares of preferred stock outstanding at the time, the holders of common stock are entitled to share equally in any dividends that the board of directors may declare from time to time out of funds legally available for dividends.

During 2008, Teekay announced that its Board of Directors had authorized the repurchase of up to $200 million of shares of its Common Stock in the open market, subject to cancellation upon approval by the Board of Directors. As at December 31, 2012, Teekay had repurchased approximately 5.2 million shares of Common Stock for $162.3 million pursuant to such authorizations. The total remaining share repurchase authorization at December 31, 2012, was $37.7 million.

On July 2, 2010, the Company amended and restated its Stockholder Rights Agreement (the Rights Agreement), which was originally adopted by the Board of Directors in September 2000. In September 2000, the Board of Directors declared a dividend of one common share purchase right (a Right) for each outstanding share of the Company’s common stock. These Rights continue to remain outstanding and will not be exercisable and will trade with the shares of the Company’s common stock until after such time, if any, as a person or group becomes an “acquiring person” as set forth in the amended Rights Agreement. A person or group will be deemed to be an “acquiring person,” and the Rights generally will become exercisable, if a person or group acquires 20% or more of the Company’s common stock, or if a person or group commences a tender offer that could result in that person or group owning more than 20% of the Company’s common stock, subject to certain higher thresholds for existing stockholders that currently own in excess of 15% of the Company’s common stock. Once exercisable, each Right held by a person other than the “acquiring person” would entitle the holder to purchase, at the then-current exercise price, a number of shares of common stock of the Company having a value of twice the exercise price of the Right. In addition, if the Company is acquired in a merger or other business combination transaction after any such event, each holder of a Right would then be entitled to purchase, at the then-current exercise price, shares of the acquiring company’s common stock having a value of twice the exercise price of the Right. The amended Rights Agreement will expire on July 1, 2020, unless the expiry date is extended or the Rights are earlier redeemed or exchanged by the Company.

Stock-based compensation

As at December 31, 2012, the Company had reserved pursuant to its 1995 Stock Option Plan and 2003 Equity Incentive Plan (collectively referred to as the Plans) 8,924,470 shares of Common Stock (2011 – 9,895,787) for issuance upon exercise of options or equity awards granted or to be granted. During the years ended December 31, 2012, 2011, and 2010, the Company granted options under the Plans to acquire up to 432,971, 95,604, and 733,167 shares of Common Stock, respectively, to certain eligible officers, employees and directors of the Company. The options under the Plans have ten-year terms and vest equally over three years from the grant date. All options outstanding as of December 31, 2012, expire between March 6, 2013 and March 6, 2022, ten years after the date of each respective grant. In March 2013, the Company adopted a 2013 Equity Incentive Plan and suspended the 2003 Equity Incentive Plan.

A summary of the Company’s stock option activity and related information for the years ended December 31, 2012, 2011, and 2010, are as follows:

	December 31, 2012		December 31, 2011		December 31, 2010
	Options	Weighted- Average	Options	Weighted- Average	Options	Weighted- Average
	(000’s)	Exercise Price	(000’s)	Exercise Price	(000’s)	Exercise Price
	#	$	#	$	#	$
Outstanding—beginning of year	5,713	32.47	6,123	31.54	5,983	31.46
Granted	433	27.69	96	34.93	733	24.42
Exercised	(733)	15.85	(363)	16.14	(380)	15.12
Forfeited / expired	(128)	31.81	(143)	33.11	(213)	29.00

Outstanding—end of year	5,285	34.40	5,713	32.47	6,123	31.54

Exercisable—end of year	4,561	35.54	4,656	35.40	3,963	36.80

A summary of the Company’s non-vested stock option activity and related information for the years ended December 31, 2012, 2011 and 2010, are as follows:

	December 31, 2012		December 31, 2011		December 31, 2010
	Options	Weighted- Average	Options	Weighted- Average		Weighted- Average
	(000’s)	Grant Date Fair Value	(000’s)	Grant Date Fair Value	(000’s)	Grant Date Fair Value
	#	$	#	$	#	$
Outstanding non-vested stock options—beginning of year	1,057	6.40	2,160	6.36	2,684	6.56
Granted	433	8.72	96	11.27	733	8.16
Vested	(747)	5.44	(1,071)	6.18	(1,084)	7.48
Forfeited	(20)	8.24	(128)	11.47	(173)	10.06

Outstanding non-vested stock options—end of year	723	8.74	1,057	6.40	2,160	6.36

The weighted average grant date fair value for options forfeited in 2012 was $0.8 million (2011—$1.2 million).

As of December 31, 2012, there was $2.3 million of total unrecognized compensation cost related to non-vested stock options granted under the Plans. Recognition of this compensation is expected to be $1.3 million (2013), and $1.0 million (2014). During the years ended December 31, 2012, 2011, and 2010, the Company recognized $2.9 million, $5.3 million and $8.1 million, respectively, of compensation cost relating to stock options granted under the Plans. The intrinsic value of options exercised during 2012 was $11.9 million (2011—$3.8 million; 2010—$6.8 million).

As at December 31, 2012, the intrinsic value of the outstanding in–the-money stock options was $22.0 million (2011—$20.9 million) and exercisable stock options was $18.3 million (2011—$12.6 million). As at December 31, 2012, the weighted-average remaining life of options vested and expected to vest was 5.0 years (2011 – 5.4 years).

Further details regarding the Company’s outstanding and exercisable stock options at December 31, 2012 are as follows:

	Outstanding Options			Exercisable Options
	Options (000’s)	Weighted- Average Remaining Life	Weighted- Average Exercise Price	Options (000’s)	Weighted- Average Remaining Life	Weighted- Average Exercise Price
Range of Exercise Prices	#	(Years)	$	#	(Years)	$
$10.00 – $14.99	689	6.2	11.84	689	6.2	11.84
$15.00 – $19.99	107	0.2	19.59	107	0.2	19.59
$20.00 – $24.99	626	7.1	24.39	392	7.1	24.37
$25.00 – $29.99	433	9.2	27.69	—	—	—
$30.00 – $34.99	429	2.6	33.84	373	1.8	33.67
$35.00 – $39.99	741	3.3	38.98	741	3.3	38.98
$40.00 – $44.99	1,246	5.2	40.41	1,246	5.2	40.41
$45.00 – $49.99	345	2.2	46.80	345	2.2	46.80
$50.00 – $59.99	666	4.2	51.40	666	4.2	51.40
$60.00 – $64.99	3	4.3	60.96	3	4.3	60.96

	5,285	5.0	34.40	4,562	4.4	35.54

The weighted-average grant-date fair value of options granted during 2012 was $8.72 per option (2011—$11.27, 2010—$8.16). The fair value of each option granted was estimated on the date of the grant using the Black-Scholes option pricing model. The following weighted-average assumptions were used in computing the fair value of the options granted: expected volatility of 54.8% in 2012, 53.6% in 2011 and 52.7% in 2010; expected life of four years; dividend yield of 4.4% in 2012, 3.8% in 2011 and 3.3% in 2010; risk-free interest rate of 2.1% in 2012, 2.1% in 2011, and 2.6% in 2010; and estimated forfeiture rate of 12% in 2012, 11.2% in 2011 and 9.8% in 2010. The expected life of the options granted was estimated using the historical exercise behavior of employees. The expected volatility was generally based on historical volatility as calculated using historical data during the five years prior to the grant date.

The Company grants restricted stock units and performance share units to certain eligible officers, employees and directors of the Company. Each restricted stock unit and performance share unit is equivalent in value to one share of the Company’s common stock plus reinvested dividends from the grant date to the vesting date. The restricted stock units vest equally over two or three years from the grant date and the performance share units vest three years from the grant date. Upon vesting, the value of the restricted stock units and performance share units are paid to each grantee in the form of shares. The number of performance share units that vest will range from zero to three times the original number granted, based on certain performance and market conditions.

In February 2010, the Company modified settlement terms for its then outstanding restricted stock units, such that all restricted stock units will be paid in the form of shares. This modification decreased accrued liabilities by $4.0 million, decreased other long-term liabilities by $2.0 million, and increased additional paid-in capital by $6.0 million.

During 2012, the Company granted 268,595 restricted stock units with a fair value of $7.4 million and 67,870 performance share units with a fair value of $2.5 million, based on the quoted market price and a Monte Carlo valuation model, to certain of the Company’s employees and directors. During 2012, 334,256 restricted stock units with a market value of $9.0 million vested and that amount was paid to grantees by issuing 200,024 shares of common stock, net of withholding taxes. During 2011, the Company granted 358,180 restricted stock units with a fair value of $12.5 million and 73,349 performance share units with a fair value of $3.7 million, based on the quoted market price and a Monte Carlo valuation model, to certain of the Company’s employees and directors. During 2011, 214,863 restricted stock units with a market value of $4.9 million vested and that amount was paid to grantees by issuing 131,682 shares of common stock, net of withholding taxes. During 2010, the Company granted 263,620 restricted stock units with a fair value of $6.4 million and 87,054 performance share units with a fair value of $3.5 million, based on the quoted market price and a Monte Carlo valuation model, to certain of the Company’s employees and directors. During 2010, 227,165 restricted stock units with a market value of $4.9 million vested and that amount was paid to grantees by issuing 148,518 shares of common stock, net of withholding taxes. For the year ended December 31, 2012, the Company recorded an expense of $7.7 million (2011—$12.5 million, 2010—$4.8 million) related to the restricted stock units.

During 2012, the Company also granted 23,563 (2011 – 29,663 and 2010 – 27,028) shares of restricted stock awards with a fair value of $0.7 million, based on the quoted market price, to certain of the Company’s directors. The shares of restricted stock are issued when granted.

In March 2011, the Company incurred a one-time $11.0 million increase to the pension plan benefits of Bjorn Moller, who retired from his position as the Company’s President and Chief Executive Officer on April 1, 2011. The additional pension benefit was in recognition of Mr. Moller’s service to the Company. In addition, the Company recognized a compensation expense of approximately $4.7 million which related to the portion of Mr. Moller’s previously unvested outstanding stock-based compensation grants that vested on the date of his retirement. The total compensation expense related to Mr. Moller’s retirement of $15.7 million was recorded in general and administrative expense in the consolidated statements of loss for the year ended December 31, 2011.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions
13.	Related Party Transactions

As at December 31, 2012, Resolute Investments, Ltd. (or Resolute) owned 44.9% (2011 – 45.5%, 2010 – 42.3%) of the Company’s outstanding Common Stock. One of the Company’s directors, Thomas Kuo-Yuen Hsu, is the President and a director of Resolute. Another of the Company’s directors, Axel Karlshoej, is among the directors of Path Spirit Limited, which is the trust protector for the trust that indirectly owns all of Resolute’s outstanding equity. The Company’s Chairman, C. Sean Day, is engaged as a consultant to Kattegat Limited, the parent company of Resolute, to oversee its investments, including that in the Teekay group of companies.

Other Income	12 Months Ended
Dec. 31, 2012
Other Income
14.	Other Income

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2012	2011	2010
	$	$	$
Gain on sale of other assets	2,217	—	—
Volatile organic compound emission plant lease income	1,220	2,900	4,714
(Loss) gain on sale of marketable securities	(2,560)	3,372	1,805
Miscellaneous (loss) income	(511)	6,088	1,008
Loss on notes repurchase	—	—	(12,645)

Other income (loss)	366	12,360	(5,118)

Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities
15.	Derivative Instruments and Hedging Activities

The Company uses derivatives to manage certain risks in accordance with its overall risk management policies.

Foreign Exchange Risk

The Company economically hedges portions of its forecasted expenditures denominated in foreign currencies with foreign currency forward contracts. Certain foreign currency forward contracts are designated, for accounting purposes, as cash flow hedges of forecasted foreign currency expenditures.

As at December 31, 2012, the Company was committed to the following foreign currency forward contracts:

			Fair Value /Carrying Amount
	Contract Amount in Foreign Currency (millions)	Average Forward Rate (1)	of Asset (Liability)		Expected Maturity
			Hedge	Non-hedge	2013
			$	$	$
			(in millions of U.S. Dollars)		(in millions of U.S. Dollars)
Norwegian Kroner	201.0	5.93	—	2.1	33.9
Euro	9.8	0.76	—	(0.1)	13.0
Canadian Dollar	9.3	1.01	0.2	—	9.2
British Pound	11.3	0.64	0.3	0.4	17.6

			0.5	2.4	73.7

(1)	Average contractual exchange rate represents the contracted amount of foreign currency one U.S. Dollar will buy.

The Company enters into cross currency swaps, and pursuant to these swaps the Company receives the principal amount in Norwegian Kroner (or NOK) on the maturity date of the swap, in exchange for payment of a fixed U.S. Dollar amount. In addition, the cross currency swaps exchange a receipt of floating interest in Norwegian Kroner based on NIBOR plus a margin for a payment of US Dollar fixed interest or US Dollar floating interest based on LIBOR plus a margin. The purpose of the cross currency swaps is to economically hedge the foreign currency exposure on the payment of interest and principal at maturity of the Company’s Norwegian Kroner bonds due in 2013, 2015 and 2017. In addition, the cross currency swaps due in 2015 and 2017 economically hedges the interest rate exposure on the Norwegian Kroner bonds due in 2015 and 2017. The Company has not designated, for accounting purposes, these cross currency swaps as cash flow hedges of its Norwegian Kroner bonds due in 2013, 2015 and 2017. As at December 31, 2012, the Company was committed to the following cross currency swaps:

	Notional Amount	Notional Amount	Floating Rate Receivable		Floating Rate Payable			Fair Value / Carrying Amount of Asset /
Maturity			Reference		Reference		Fixed Rate
Date	NOK	USD	Rate	Margin	Rate	Margin	Payable	Liability
2013	600,000	98,500	NIBOR	4.75%	LIBOR	5.04%	(1)	9,890
2015	700,000	122,800	NIBOR	4.75%			5.52%	3,075
2017	600,000	101,400	NIBOR	5.75%			7.49%	3,545
2017	700,000	125,000	NIBOR	5.25%			6.88%	(2,624)

								13,886

(1)	LIBOR subsequently fixed at 1.1%, subject to a LIBOR rate receivable cap of 3.5% (see next section).

Interest Rate Risk

The Company enters into interest rate swap agreements which exchange a receipt of floating interest for a payment of fixed interest to reduce the Company’s exposure to interest rate variability on its outstanding floating-rate debt. In addition, the Company holds interest rate swaps which exchange a payment of floating rate interest for a receipt of fixed interest in order to reduce the Company’s exposure to the variability of interest income on its restricted cash deposits. The Company has not designated its interest rate swap agreements as cash flow hedges for accounting purposes.

As at December 31, 2012, the Company was committed to the following interest rate swap agreements related to its LIBOR-based debt, restricted cash deposits and EURIBOR-based debt, whereby certain of the Company’s floating-rate debt and restricted cash deposits were swapped with fixed-rate obligations or fixed-rate deposits:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of Asset / (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%) (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	412,880	(110,590)	24.1	4.9
U.S. Dollar-denominated interest rate swaps (3)	LIBOR	3,170,273	(515,124)	7.9	4.1
U.S. Dollar-denominated interest rate swaps (4)	LIBOR	98,500	(782)	0.9	1.1
LIBOR-Based Restricted Cash Deposit:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	469,260	165,688	24.1	4.8
EURIBOR-Based Debt:
Euro-denominated interest rate swaps (5) (6)	EURIBOR	341,382	(41,329)	11.5	3.1

		4,492,295	(502,137)

(1)	Excludes the margins the Company pays on its variable-rate debt, which, as of December 31, 2012, ranged from 0.3% to 4.25%.
(2)	Principal amount reduces quarterly.
(3)	Principal amount of $200 million is fixed at 2.14%, unless LIBOR exceeds 6%, in which case the Company pays a floating rate of interest.
(4)	The floating LIBOR rate receivable is capped at 3.5%, which effectively results in a fixed rate of 1.12% unless LIBOR exceeds 3.5%, in which case the Company’s related interest rate effectively floats at LIBOR reduced by 2.38%.
(5)	Principal amount reduces monthly to 70.1 million Euros ($92.5 million) by the maturity dates of the swap agreements.
(6)	Principal amount is the U.S. Dollar equivalent of 258.8 million Euros.

Tabular Disclosure

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Company’s consolidated balance sheets.

	Current			Current
	Portion of			Portion of
	Derivative	Derivative	Accrued	Derivative	Derivative
	Assets	Assets	Liabilities	Liabilities	Liabilities
As at December 31, 2012
Derivatives designated as a cash flow hedge:
Foreign currency contracts	441	—	—	(1)	—
Derivatives not designated as a cash flow hedge:
Foreign currency contracts	2,506	—	—	(60)	—
Interest rate swap agreements	16,927	144,247	(22,312)	(115,774)	(525,225)
Cross currency swap agreements	11,795	4,334	719	—	(2,962)

	31,669	148,581	(21,593)	(115,835)	(528,187)

As at December 31, 2011
Derivatives designated as a cash flow hedge:
Foreign currency contracts	1,551	28	—	(1,192)	(264)
Derivatives not designated as a cash flow hedge:
Foreign currency contracts	2,592	3	—	(6,248)	(832)
Interest rate swap agreements	15,608	139,651	(24,750)	(109,897)	(568,446)
Cross currency swap agreements	1,576	875	225	—	—
Foinaven embedded derivative	3,385	—	—	—	—

	24,712	140,557	(24,525)	(117,337)	(569,542)

For the periods indicated, the following table presents the effective portion of gains (losses) on foreign currency contracts designated and qualifying as cash flow hedges that was recognized in (1) accumulated other comprehensive income (loss) (or AOCI), (2) recorded in accumulated other comprehensive income (loss) during the term of the hedging relationship and reclassified to earnings, and (3) the ineffective portion of gains (losses) on derivative instruments designated and qualifying as cash flow hedges.

Year Ended December 31, 2012				Year Ended December 31, 2011
Balance Sheet (AOCI)	Statement of Loss			Balance Sheet (AOCI)	Statement of Loss
Effective Portion	Effective	Ineffective Portion		Effective Portion	Effective Portion	Ineffective Portion
2,412	—	—	Vessel operating expenses	2,007	918	(568)	Vessel operating expenses
	1,436	(660)	General and administrative expenses		4,636	(223)	General and administrative expenses

2,412	1,436	(660)		2,007	5,554	(791)

Year Ended December 31, 2010
Balance Sheet (AOCI)	Statement of Loss
Effective Portion	Effective Portion	Ineffective Portion

(3,559)	(680)	(3,473)	Vessel operating expenses
	(2,360)	(1,402)	General and administrative expenses

(3,559)	(3,040)	(4,875)

Realized and unrealized (losses) gains from derivative instruments that are not designated for accounting purposes as cash flow hedges, are recognized in earnings and reported in realized and unrealized (losses) gains on non-designated derivatives in the consolidated statements of loss. The effect of the (loss) gain on derivatives not designated as hedging instruments in the statements of loss are as follows:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2012	2011	2010
	$	$	$
Realized (losses) gains relating to:
Interest rate swap agreements	(123,277)	(132,931)	(154,098)
Interest rate swap agreement amendments	—	(149,666)	—
Foreign currency forward contracts	1,155	9,965	(2,274)
Forward freight agreements and bunker fuel swap contracts	—	36	(7,914)
Foinaven embedded derivative	11,452	—	—

	(110,670)	(272,596)	(164,286)

Unrealized gains (losses) relating to:
Interest rate swap agreements	26,770	(58,405)	(146,780)
Foreign currency forward contracts	6,933	(11,399)	6,307
Forward freight agreements and bunker fuel swap contracts	—	—	(108)
Foinaven embedded derivative	(3,385)	(322)	5,269

	30,318	(70,126)	(135,312)

Total realized and unrealized losses on derivative instruments	(80,352)	(342,722)	(299,598)

Realized and unrealized gains (losses) of the cross currency swaps are recognized in earnings and reported in foreign currency exchange gain (loss) in the consolidated statements of loss. The effect of the gain (loss) on cross currency swaps on the consolidated statements of loss is as follows:

	Year Ended December 31,
	2012	2011	2010
	$	$	$
Realized gains	3,628	2,881	198
Unrealized gains (losses)	10,715	(1,583)	4,034

Total realized and unrealized gains on cross currency swaps	14,343	1,298	4,232

As at December 31, 2012, the Company’s accumulated other comprehensive loss included $0.3 million of unrealized gains on foreign currency forward contracts designated as cash flow hedges. As at December 31, 2012, the Company estimated, based on then current foreign exchange rates, that it would reclassify approximately $0.3 million of net gains on foreign currency forward contracts from accumulated other comprehensive loss to earnings during the next 12 months. During 2010, the Company de-designated certain foreign currency forward contracts that were designated as cash flow hedges and reclassified $0.6 million of net losses from accumulated other comprehensive loss to earnings in the consolidated statement of loss. There were no de-designations in 2012 or 2011.

The Company is exposed to credit loss to the extent the fair value represents an asset (see above) in the event of non-performance by the counterparties to the foreign currency forward contracts, and cross currency and interest rate swap agreements; however, the Company does not anticipate non-performance by any of the counterparties. In order to minimize counterparty risk, the Company only enters into derivative transactions with counterparties that are rated A- or better by Standard & Poor’s or A3 or better by Moody’s at the time of the transaction. In addition, to the extent possible and practical, interest rate swaps are entered into with different counterparties to reduce concentration risk.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
16.	Commitments and Contingencies

a)	Vessels under Construction

As at December 31, 2012, the Company was committed to the construction of four shuttle tankers, two LNG carriers and one FPSO unit, not including the Voyageur Spirit, for a total cost of approximately $1.8 billion, excluding capitalized interest and other miscellaneous construction costs. The four shuttle tankers are scheduled for delivery in mid-to-late 2013, the two LNG carriers are scheduled for delivery in 2016, and the FPSO unit is scheduled to be delivered in the first half of 2014. As at December 31, 2012, payments made towards these commitments totaled $686.0 million (excluding $26.0 million of capitalized interest and other miscellaneous construction costs). As at December 31, 2012, the remaining payments required to be made under these newbuilding contracts were $379.7 million (2013), $361.8 million (2014), $57.9 million (2015), and $270.2 million (2016).

b)	Joint Ventures

In September 2010, Teekay Tankers entered into a joint venture arrangement (the Joint Venture) with Wah Kwong Maritime Transport Holdings Limited (or Wah Kwong) to have a Very Large Crude Carrier (or VLCC) constructed, managed and chartered to third parties. Teekay Tankers has a 50% economic interest in the Joint Venture, which is jointly controlled by Teekay Tankers and Wah Kwong. The VLCC has an estimated purchase price of approximately $98 million (of which Teekay Tankers’ 50% portion is $49 million), excluding capitalized interest and other miscellaneous construction costs. The vessel is scheduled to be delivered in June, 2013. An unrelated party has agreed to time-charter the vessel following its delivery for a term of five years at a fixed daily rate and an additional amount if the daily rate of any sub-charter earned by the unrelated party exceeds a certain threshold.

As at December 31, 2012, the remaining payments required to be made under this newbuilding contract, including Wah Kwong’s 50% share, were $53.9 million in 2013. As at December 31, 2012, the Joint Venture had signed an agreement with a financial institution for a loan of $68.6 million, of which $19.6 million has been drawn. The loan is secured by a first-priority statutory mortgage on the VLCC and guaranteed by both Teekay Tankers and Wah Kwong. As a result, Teekay Tankers‘s exposure to this loan is limited to the 50% guarantee to the loan. This loan is repayable in 32 quarterly installments of $1.4 million each commencing three months after the initial post-delivery drawdown date and a balloon payment of $22.6 million at the maturity of the loan. In addition, Teekay Tankers and Wah Kwong have each agreed to finance 50% of the costs to acquire the VLCC that are not financed with commercial bank financing. As at December 31, 2012, the Company had advanced $9.8 million to the joint venture in the form of a non-interest bearing and unsecured loan and invested an additional $3.2 million into the joint venture.

c)	Purchase Obligation

As at December 31, 2012, the Company was committed to fund the remaining upgrade costs of the Voyageur Spirit in connection with the Sevan acquisition, for a total cost estimated to be between $140 million and $150 million. As at December 31, 2012, payments made towards these remaining upgrade costs totaled $129.6 million and the remaining payments required to be made are estimated to be between $10 million and $20 million in 2013. In addition to the upgrade costs, in November 2012 the Company prepaid $92.4 million of the Voyageur Spirit purchase price. Teekay entered into an agreement to sell the Voyageur Spirit to Teekay Offshore for $540 million. Conditions to the closing of this transaction include, among others, Teekay Offshore obtaining financing and that Teekay has acquired the Voyageur Spirit and related assets pursuant to the terms of the acquisition agreement with Sevan.

In September 2012, the Voyageur Spirit completed its upgrade at the Nymo shipyard in Norway and arrived at the Huntington Field in the U.K. sector of the North Sea in October 2012. First oil occurred in April 2013 after the remaining upgrades were completed, at which time the Voyageur Spirit commenced its 5-year charter with E.ON Ruhrgas UK E&P Limited (or E.ON) and the FPSO unit is expected to be acquired by Teekay Offshore in the second quarter of 2013.

In November 2012, Teekay Offshore agreed to acquire a 2010-built HiLoad Dynamic Positioning (DP) unit from Remora AS (or Remora), a Norway-based offshore marine technology company, for a total purchase price of approximately $55 million including modification costs. The HiLoad DP unit is a self-propelled dynamic positioning system that attaches to and keeps conventional tankers in position when loading from offshore installations. The transaction is subject to finalizing a ten-year time-charter contract with Petroleo Brasileiro SA (or Petrobras) in Brazil. The acquisition of the HiLoad DP unit is expected to be completed in the second quarter of 2013 and the unit is expected to commence operating at its full time-charter rate in early 2014 once modifications, delivery of the DP unit to Brazil, and operational testing have been completed. As part of the transaction, Teekay has also agreed to invest approximately $4.4 million to acquire a 49.9% ownership interest in a recapitalized Remora. In addition, Teekay Offshore will enter into an agreement with Remora which will provide Teekay Offshore with the right of first refusal to acquire future HiLoad projects developed by Remora.

d)	Legal Proceedings and Claims

The Company may, from time to time, be involved in legal proceedings and claims that arise in the ordinary course of business. The Company believes that any adverse outcome of existing claims, individually or in the aggregate, would not have a material effect on its financial position, results of operations or cash flows, when taking into account its insurance coverage and indemnifications from charterers.

On November 13, 2006, Teekay Offshore’s shuttle tanker the Navion Hispania collided with the Njord Bravo, an FSO unit, while preparing to load an oil cargo from the Njord Bravo. The Njord Bravo services the Njord field, which is operated by Statoil Petroleum AS (or Statoil) and is located off the Norwegian coast. At the time of the incident, Statoil was chartering the Navion Hispania from the Company. The Navion Hispania and the Njord Bravo both incurred damages as a result of the collision. In November 2007, Navion Offshore Loading AS (or NOL), the Company’s subsidiary, and two other subsidiaries of the Company, were named as co-defendants in a legal action filed by Norwegian Hull Club (the hull and machinery insurers of the Njord Bravo) and various licensees in the Njord field. The Plaintiffs sought damages for vessel repairs, expenses for a replacement vessel and other amounts related to production stoppage on the field, totaling NOK 213,000,000 (approximately $38.3 million). The matter was heard before the Stavanger District Court in December 2011. The Stavanger District Court found that NOL is liable for damages except for damages related to certain indirect or consequential losses. The court also found that Statoil ASA is liable to NOL for the same amount of damages. The parties have appealed the decision. As a result of the judgment, as at December 31, 2011 and December 31, 2012, the Company recognized a liability of NOK 76,000,000 (approximately $13.9 million, which is a reduced amount in accordance with the court’s decision to exclude a large part of the indirect or consequential losses) to the Plaintiffs and a corresponding receivable from Statoil recorded in other liabilities and other assets, respectively. The Company believes the likelihood of any losses relating to the claim is remote. The Company believes that the charter contract relating to the Navion Hispania requires that Statoil be responsible and indemnify the Company for all losses relating to the damage to the Njord Bravo. The Company also maintains protection and indemnity insurance for damages to the Navion Hispania and insurance for collision-related costs and claims. The Company believes that these insurance policies will cover the costs related to this incident, including any costs not indemnified by Statoil, subject to standard deductibles. Teekay has agreed to indemnify Teekay Offshore for any losses it may incur in connection with this incident.

Teekay Nakilat Corporation (or Teekay Nakilat), a subsidiary of Teekay LNG, is the lessee under 30-year capital lease arrangements with a third party for the RasGas II LNG Carriers (or RasGas II Leases). The UK taxing authority (or HMRC) has been urging our lessor, as well as other lessors under capital lease arrangements that have tax benefits similar to the ones provided by the RasGas II Leases, to terminate such finance lease arrangements, and has in other circumstances challenged the use of similar structures. As a result, the lessor has requested that Teekay Nakilat enter into negotiations to terminate the RasGas II Leases. Teekay Nakilat has declined this request as it does not believe that HRMC would be able to successfully challenge the availability of the tax benefits of these leases to the lessor. This assessment is partially based on a January 2012 court decision regarding a similar financial lease of an LNG carrier that ruled in favor of the taxpayer. However, the HMRC is appealing that decision and the appeal is expected to be heard in May 2013. If the HMRC were able to successfully challenge the RasGas II Leases, Teekay Nakilat could be subject to significant costs associated with the termination of the lease or increased lease payments to compensate the lessor for the lost tax benefits. Teekay LNG estimates its 70% share of the potential exposure to be approximately $29 million, exclusive of potential financing and interest rate swap termination costs. The Teekay Nakilat Joint Venture has received notification from the lessor of the three vessels of a credit rating downgrade to the bank that was providing the letter of credit (or LC Bank) to Teekay Nakilat Joint Venture’s tax lease. As a result, the lessor has claimed an increase to the lease rentals over the remaining term of the RasGas II Leases and instructed that an estimated $12 million additional amount of cash be placed on deposit by the Teekay Nakilat Joint Venture. The Teekay Nakilat Joint Venture has engaged external legal counsel to validate these claims. Teekay LNG’s 70% share of the present value of the lease rental increase claim is approximately $10 million, however the final amount is dependent on external legal counsel’s review. The Teekay Nakilat Joint Venture is also looking at other alternatives to mitigate the impact of the downgrade to the LC Bank’s credit rating.

On December 7, 2011, the Petrojarl Banff FPSO unit (or Banff), which operates on the Banff field in the U.K. sector of the North Sea, suffered a severe storm event and sustained damage to its moorings, turret and subsea equipment, which necessitated the shutdown of production on the unit. Due to the damage, the Company declared force majeure under the customer contract on December 8, 2011 and the Banff FPSO unit commenced a period of off-hire which is currently expected to continue until the fourth quarter of 2013 while repairs are assessed and completed. The Company does not have off-hire insurance covering the Banff FPSO. After the repairs and upgrades are completed, the Banff FPSO unit is expected to resume production on the Banff field, where it is expected to remain under contract until the end of 2018.

The Company expects that repair costs to the Banff FPSO unit and equipment and costs associated with the emergency response to prevent loss or further damage during the December 7, 2011 storm event will be primarily reimbursed through our insurance coverage subject to a $750,000 deductible and the other terms and conditions of the applicable policies. In addition, the Company will also incur certain capital upgrade costs for the Banff FPSO unit and the Apollo Spirit related to upgrades to the mooring system required by the relevant regulatory authorities due in part to new metocean and environmental data and other safety considerations. The Apollo Spirit was operating on the Banff field as a storage tanker and is expected to return to the Banff field at the same time as the Banff FPSO. The total of these capital upgrade costs is expected to amount to approximately $90 million. The recovery of the capital upgrade costs from the charterer is subject to commercial negotiations or, failing agreement, the responsibility for these costs will be determined by an expedited arbitration procedure already agreed to by the parties. Any capital upgrade costs not recovered from the charterer will be capitalized to the vessel cost.

e)	Redeemable Non-Controlling Interest

During 2010, an unrelated party contributed a shuttle tanker with a value of $35.0 million to a subsidiary of Teekay Offshore for a 33% equity interest in the subsidiary. The non-controlling interest owner of Teekay Offshore’s 67% owned subsidiary holds a put option which, if exercised, would obligate Teekay Offshore to purchase the non-controlling interest owner’s 33% share in the entity for cash in accordance with a defined formula. The redeemable non-controlling interest is subject to remeasurement if the formulaic redemption amount exceeds the carrying value. No remeasurement was required as at December 31, 2012.

f)	Other

The Company enters into indemnification agreements with certain officers and directors. In addition, the Company enters into other indemnification agreements in the ordinary course of business. The maximum potential amount of future payments required under these indemnification agreements is unlimited. However, the Company maintains what it believes is appropriate liability insurance that reduces its exposure and enables the Company to recover future amounts paid up to the maximum amount of the insurance coverage, less any deductible amounts pursuant to the terms of the respective policies, the amounts of which are not considered material.

Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information
17.	Supplemental Cash Flow Information

a)	The changes in operating assets and liabilities for the years ended December 31, 2012, 2011, and 2010, are as follows:

	Year Ended December 31,
	2012	2011	2010
Accounts receivable	(132,873)	(68,914)	(21,820)
Prepaid expenses and other assets	19,741	(8,225)	12,719
Accounts payable	18,408	12,216	(11,002)
Accrued and other liabilities	(20,485)	(19,424)	65,518

	(115,209)	(84,347)	45,415

b)	Cash interest paid, including realized interest rate swap settlements, during the years ended December 31, 2012, 2011, and 2010, totaled $274.2 million, $279.1 million and $271.3 million, respectively. In addition, during the years ended December 31, 2012, 2011, and 2010, cash interest paid relating to interest rate swap amendments and terminations totaled $nil, $149.7 million and $nil, respectively.

c)	During the year ended December 31, 2010, an unrelated party contributed a shuttle tanker with a value of $35.0 million to a subsidiary of the Company in exchange for a 33% equity interest in the subsidiary as described in Note 16(e) to these consolidated financial statements. This contribution has been treated as a non-cash transaction in the Company’s consolidated statement of cash flows.

Vessel Sales and Write-downs	12 Months Ended
Dec. 31, 2012
Vessel Sales and Write-downs
18.	Vessel Sales and Write-downs

a) Vessel Sales

During 2012, the Company sold two shuttle tankers and three conventional tankers, resulting in a loss on sale of $1.1 million (shuttle tanker segment) and $5.9 million (conventional tanker segment). In addition, the Company sold its joint venture interest in the Ikdam FPSO unit and realized a gain of $10.8 million, which has been recorded in equity income (loss) on the Company’s consolidated statements of loss for the year ended December 31, 2012. During 2011, the Company sold one FSO unit and one conventional tanker, resulting in a loss on sale of $0.2 million (shuttle tanker and FSO segment). During 2010, the Company sold one LPG carrier and four conventional tankers, resulting in a gain on sale of $4.3 million (liquefied gas segment) and a loss on sale of $2.3 million (conventional tanker segment). All of the vessels disposed of were older vessels that the Company disposed of in the ordinary course of business.

b) Write-downs of Vessels, Equipment and Equity Accounted Investments

In 2012, 19 conventional tankers were written down to their estimated fair value using an appraised value, resulting in a total write down of $405.3 million within the conventional tanker segment. The appraised values were determined based on second-hand sale and purchase market data. This write down includes ten Suezmax tankers ($335.0 million), seven Aframax tankers ($66.0 million), and two other conventional tankers ($4.3 million). When comparing seven of the ten Suezmax tankers to each other and when comparing four of the seven Aframax tankers to each other, the vessels have a similar age, had a similar carrying value before the impairment and a similar estimated fair value, and are all being employed in the spot market or on short term time-charters. The total write down of $405.3 million includes $350.2 million from these eleven vessels. The primary factors that caused the write downs were a negative change in the outlook for the crude tanker market, a delay in the expected timing of a recovery of the crude tanker market as well as the expected discrimination impact from more fuel efficient vessels being constructed. One of the seven Aframax tankers was held for sale at December 31, 2012 and was subsequently sold in January 2013.

In 2012, four older shuttle tankers and one FSO unit were written down to their estimated fair value, resulting in a total write down of $28.8 million within the shuttle tanker and FSO segment. The write downs were the result of the Company entering into agreements in the fourth quarter of 2012 to sell two shuttle tankers and a change in the operating plans for the remaining vessels. Excluding one shuttle tanker, the estimated fair value for all five vessels was determined using an appraised value, based on second hand sale and purchase market data. The estimated fair value for the remaining vessel was determined using a discounted cash flow approach. Such a technique used estimates of future operating life (2.2 years based on the estimated remaining trading life of this vessel), future revenues ($37.2 million based on field production forecasts and the availability of contracts of affreightment suitable for the vessel), operating and dry-dock expenditures ($20.5 million), a residual value ($6.5 million based on the vessel’s light weight tonnage and the price of steel), and a discount rate (7.9%) that approximates the weighted average cost of capital of a market participant.

In 2011, eight older conventional tankers were written down to their estimated fair value using an appraised value, resulting in a total write down of $112.1 million within the conventional tanker segment. The write downs were the result of a change in the operating plans for certain vessels, escalating dry dock costs, a general decline in the future outlook for shipping and the global economy combined with delayed optimism on when economic recovery may occur.

In 2011, three older shuttle tankers and one FSO unit were written down to their estimated fair value using an appraised value, resulting in a total write down of $43.2 million within the shuttle tanker and FSO segment. The write downs were the result of the age of the vessels, the requirements of operating in the North Sea and Brazil, a change in the operating plans for certain vessels, and escalating dry dock costs.

During the year ended December 31, 2011, the Company incurred a $19.4 million write-down of its investment in PTH, a 50% joint venture which provides ship-to-ship lightering services. The write-down was recorded in equity income (loss) on the Company’s consolidated statement of loss for the year ended December 31, 2011. The Company’s investment in PTH is part of the Company’s conventional tanker segment and was written down to its estimated fair value, which is based upon the estimated liquidation values of the underlying net assets of PTH. The recognition of this write-down was driven by the continuing weak tanker market.

In 2010, certain shuttle tanker equipment and one 1992-built shuttle tanker was written down to its estimated fair value using an appraised value, resulting in a total write down of $19.5 million within the shuttle tanker and FSO segment. The write downs were the result of a change in expectation for utilization of the shuttle tanker equipment on new projects and in conjunction with the termination of the charter contract for the vessel. In addition, certain intangible assets of the conventional tanker segment were written down by $31.7. See Note 6.

Loss Per Share	12 Months Ended
Dec. 31, 2012
Loss Per Share
19.	Loss Per Share

	Year Ended December 31,
	2012 $	2011 $	2010 $
Net loss attributable to stockholders’ of Teekay Corporation	(160,180)	(358,616)	(267,287)

Weighted average number of common shares	69,263,369	70,234,817	72,862,617
Dilutive effect of stock-based compensation	—	—	—

Common stock and common stock equivalents	69,263,369	70,234,817	72,862,617

Loss per common share:
—Basic	(2.31)	(5.11)	(3.67)
—Diluted	(2.31)	(5.11)	(3.67)

The anti-dilutive effect attributable to outstanding stock-based compensation excluded from the calculation of diluted loss per common share, for the years ended December 31, 2012, 2011, and 2010 was 3.9 million, 5.7 million and 6.1 million shares, respectively.

Restructuring Charges	12 Months Ended
Dec. 31, 2012
Restructuring Charges
20.	Restructuring Charges

During 2012, the Company recognized $7.6 million of restructuring charges. The restructuring charges primarily relate to reorganization of the Company’s marine operations to create better alignment with its conventional tanker business unit and its three publicly-listed subsidiaries and to create a lower-cost organization going forward. The Company expects to incur approximately $12 million of restructuring charges associated with this reorganization. A majority of the reorganization has been completed in 2012; however, certain portions will not be completed until the first half of 2013. As at December 31, 2012, $3.4 million of restructuring liabilities were recorded in accrued liabilities on the consolidated balance sheet.

During 2011, the Company incurred $5.5 million of restructuring costs. The restructuring costs were primarily related to the sale of an FSO unit, the Karratha Spirit, and the termination of the time-charter for the shuttle tanker Basker Spirit. The Company committed to plans for termination of the employment of certain seafarers of the two vessels. At December 31, 2011 and 2012, no restructuring liability was recorded in accrued liabilities on the consolidated balance sheet.

During 2010, the Company incurred $16.4 million of restructuring costs. The restructuring costs were primarily related to the reflagging of certain vessels, crew changes, and global staffing changes.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
21.	Income Taxes

Teekay and a majority of its subsidiaries are not subject to income tax in the jurisdictions in which they are incorporated because they do not conduct business or operate in those jurisdictions. However, among others, the Company’s Australian ship-owing subsidiaries and its Norwegian subsidiaries are subject to income taxes.

The significant components of the Company’s deferred tax assets and liabilities are as follows:

	December 31, 2012 $	December 31, 2011 $
Deferred tax assets:
Vessels and equipment	58,825	76,582
Tax losses carried forward(1)	427,443	380,299
Other	64,194	95,312

Total deferred tax assets	550,462	552,193

Deferred tax liabilities:
Vessels and equipment	26,503	60,776
Long-term debt	33,764	24,918
Other	40,117	45,624

Total deferred tax liabilities	100,384	131,318
Net deferred tax assets	450,078	420,875
Valuation allowance	(421,343)	(398,559)

Net deferred tax assets	28,735	22,316

Net deferred tax assets are presented in other non-current assets in the accompanying consolidated balance sheets.

(1)	Substantially all of the Company’s net operating loss carryforwards of $1.69 billion relate to its Australian ship-owning subsidiaries and its Norwegian subsidiaries. These net operating loss carryforwards are available to offset future taxable income in the respective jurisdictions, and can be carried forward indefinitely.

The components of the provision for income taxes are as follows:

	Year Ended December 31, 2012 $	Year Ended December 31, 2011 $	Year Ended December 31, 2010 $
Current	9,167	(6,768)	(13,129)
Deferred	5,239	2,478	19,469

Income tax recovery (expense)	14,406	(4,290)	6,340

The Company operates in countries that have differing tax laws and rates. Consequently, a consolidated weighted average tax rate will vary from year to year according to the source of earnings or losses by country and the change in applicable tax rates. Reconciliations of the tax charge related to the relevant year at the applicable statutory income tax rates and the actual tax charge related to the relevant year are as follows:

	Year Ended December 31, 2012 $	Year Ended December 31, 2011 $	Year Ended December 31, 2010 $
Net loss before taxes	(325,522)	(372,131)	(172,975)
Net loss not subject to taxes	(129,307)	(341,473)	(416,684)

Net (loss) income subject to taxes	(196,215)	(30,658)	243,709

At applicable statutory tax rates	(15,808)	(8,987)	57,737
Permanent and currency differences	(253,143)	(172,368)	(104,514)
Adjustments to valuation allowances and uncertain tax positions	250,327	179,675	40,863
Other	4,218	5,970	(426)

Tax expense (recovery) related to the current year	(14,406)	4,290	(6,340)

The following is a roll-forward of the Company’s unrecognized tax benefits, recorded in other long-term liabilities, from January 1, 2010 to December 31, 2012:

	Year ended December 31, 2012 $	Year ended December 31, 2011 $	Year ended December 31, 2010 $
Balance of unrecognized tax benefits as at January 1	39,804	45,302	40,943
Increase for positions taken in prior years	—	83	4,037
Increase for positions related to the current year	4,560	3,308	8,979
Decreases for positions taken in prior years	(5,085)	—	(4,557)
Decreases related to statute of limitations	(9,915)	(8,889)	(4,100)

Balance of unrecognized tax benefits as at December 31	29,364	39,804	45,302

The majority of the net decrease for positions for the year ended December 31, 2012 relates to potential tax on freight income.

The Company does not presently anticipate such uncertain tax positions will significantly increase or decrease in the next 12 months; however, actual developments could differ from those currently expected. The tax years 2008 through 2012 remain open to examination by some of the major taxing jurisdictions in which the Company is subject to tax.

The Company recognizes interest and penalties related to uncertain tax positions in income tax expense. The interest and penalties on unrecognized tax benefits are included in the roll-forward schedule above and are approximately a reduction of $0.8 million in 2012, net of statute barred liabilities, and $1.8 million in 2011 and $1.2 million in 2010.

Pension Benefits	12 Months Ended
Dec. 31, 2012
Pension Benefits
22.	Pension Benefits

a)	Defined Contribution Pension Plans

With the exception of the Company’s employees in Norway and certain of its employees in Australia, the Company’s employees are generally eligible to participate in defined contribution plans. These plans allow for the employees to contribute a certain percentage of their base salaries into the plans. The Company matches all or a portion of the employees’ contributions, depending on how much each employee contributes. During the years ended December 31, 2012, 2011, and 2010, the amount of cost recognized for the Company’s defined contribution pension plans was $14.5 million, $18.3 million and $17.1million, respectively.

b)	Defined Benefit Pension Plans

The Company has a number of defined benefit pension plans (or the Benefit Plans) which primarily cover its employees in Norway and certain employees in Australia. As at December 31, 2012, approximately 71% of the defined benefit pension assets were held by the Norwegian plans and approximately 28% are held by the Australian plan. The pension assets in the Norwegian plans have been guaranteed a minimum rate of return by the provider, thus reducing potential exposure to the Company to the extent the counterparty honors its obligations. Potential exposure to the Company has also been reduced, particularly for the Australian plans, as a result of certain of its time-charter and management contracts that allow the Company, under certain conditions, to recover pension plan costs from its customers.

In 2010, the Norwegian Parliament enacted a new early retirement plan for the private sector in Norway, which was effective January 1, 2011. As a result of the legislation, the Company was substantially released from its obligation under the Company’s prior early retirement plan (a single-employer defined benefit pension plan) and the Company recorded income of $3.7 million in the 2010 consolidated statement of income (loss).

The following table provides information about changes in the benefit obligation and the fair value of the Benefit Plans assets, a statement of the funded status, and amounts recognized on the Company’s balance sheets:

	Year Ended December 31, 2012 $	Year Ended December 31, 2011 $
Change in benefit obligation:
Beginning balance	137,172	120,723
Service cost	10,004	8,829
Interest cost	4,436	5,167
Contributions by plan participants	692	739
Actuarial (gain) loss	(12,059)	9,408
Benefits paid	(3,216)	(4,395)
Plan amendments	6,549	—
Foreign currency exchange rate changes and other	4,912	(3,299)

Ending balance	148,490	137,172

Change in fair value of plan assets:
Beginning balance	110,698	102,085
Actual return on plan assets	2,094	2,931
Contributions by the employer	13,404	12,061
Contributions by plan participants	692	739
Benefits paid	(3,166)	(4,339)
Plan amendments	4,328	—
Foreign currency exchange rate changes	6,848	(2,357)
Other	(490)	(422)

Ending balance	134,408	110,698

Funded status deficiency	(14,082)	(26,474)

Amounts recognized in the balance sheets:
Other long-term liabilities	14,082	26,474
Accumulated other comprehensive loss:
Net actuarial losses	(19,449)	(19,929)

(1)	As at December 31, 2012, the estimated amount that will be amortized from accumulated other comprehensive (loss) income into net periodic benefit cost in 2013 is $(1.2) million.

As of December 31, 2012 and 2011, the accumulated benefit obligation for the Benefit Plans was $115.0 million and $100.4 million, respectively. The following table provides information for those pension plans with a benefit obligation in excess of plan assets and those pension plans with an accumulated benefit obligation in excess of plan assets:

	December 31, 2012 $	December 31, 2011 $
Benefit obligation	125,945	113,460
Fair value of plan assets	106,616	85,432
Accumulated benefit obligation	4,350	35,358
Fair value of plan assets	2,795	31,815

The components of net periodic pension cost relating to the Benefit Plans for the years ended December 31, 2012, 2011 and 2010 consisted of the following:

	Year Ended December 31, 2012 $	Year Ended December 31, 2011 $	Year Ended December 31, 2010 $
Net periodic pension cost:
Service cost	9,921	8,978	8,616
Interest cost	4,392	5,250	5,091
Expected return on plan assets	(5,270)	(5,805)	(5,431)
Amortization of net actuarial loss	1,980	371	281
Other	577	421	(3,390)

Net cost	11,600	9,215	5,167

The components of other comprehensive loss relating to the Plans for the years ended December 31, 2012, 2011 and 2010 consisted of the following:

	Year Ended December 31, 2012 $	Year Ended December 31, 2011 $	Year Ended December 31, 2010 $
Other comprehensive income (loss):
Net gain (loss) arising during the period	6,143	(12,052)	(5,711)
Amortization of net actuarial loss (gain)	1,979	319	(1,026)
Other loss	—	—	(390)

Total income (loss)	8,122	(11,733)	(7,127)

The Company estimates that it will make contributions into the Benefit Plans of $10.5 million during 2013. The following table provides the estimated future benefit payments, which reflect expected future service, to be paid by the Benefit Plans:

Year	Pension Benefit Payments $
2013	9,264
2014	7,858
2015	6,612
2016	8,491
2017	8,531
2018 – 2022	39,868

Total	80,624

The fair value of the plan assets, by category, as of December 31, 2012 and 2011 were as follows:

	December 31, 2012	December 31, 2011
Pooled Funds (1)	94,981	82,501
Mutual Funds (2)
Equity investments	19,907	13,852
Debt securities	4,298	3,445
Real estate	3,843	2,092
Cash and money market	672	291
Other	10,707	8,517

Total	134,408	110,698

(1)	The Company has no control over the investment mix or strategy of the pooled funds. The pooled funds guarantee a minimum rate of return. If actual investment returns are less than the guarantee minimum rate, then the provider’s statutory reserves are used to top up the shortfall. The pooled funds primarily invest in hold to maturity bonds, real estate and other fixed income investments, which are expected to provide a stable rate of return.
(2)	The mutual funds primary aim is to provide investors with an exposure to a diversified mix of predominantly growth oriented assets (70%) with moderate to high volatility and some defensive assets (30%).

The investment strategy for all plan assets is generally to actively manage a portfolio that is diversified among asset classes, markets and regions. Certain of the investment funds do not invest in companies that do not meet certain socially responsible investment criteria. In addition to diversification, other risk management strategies employed by the investment funds include gradual implementation of portfolio adjustments and hedging currency risks.

The Company’s plan assets are primarily invested in commingled funds holding equity and debt securities, which are valued using the net asset value (or NAV) provided by the administrator of the fund. The NAV is based on the value of the underlying assets owned by the fund, minus its liabilities, and then divided by the number of shares or units outstanding. Commingled funds are classified within Level 2 of the fair value hierarchy as the NAVs are not publicly available.

The Company has a pension committee that is comprised of various members of senior management. Among other things, the Company’s pension committee oversees the investment and management of the plan assets, with a view to ensuring the prudent and effective management of such plans. In addition, the pension committee reviews investment manager performance results annually and approves changes to the investment managers.

The weighted average assumptions used to determine benefit obligations at December 31, 2012 and 2011 were as follows:

	December 31, 2012	December 31, 2011
Discount rates	3.0%	3.2%
Rate of compensation increase	5.5%	4.4%

The weighted average assumptions used to determine net pension expense for the years ended December 31, 2012, 2011 and 2010 were as follows:

	Year Ended December 31, 2012 $	Year Ended December 31, 2011 $	Year Ended December 31, 2010 $
Discount rates	3.0%	3.2%	4.4%
Rate of compensation increase	5.5%	4.4%	4.6%
Expected long-term rates of return (1)	4.8%	5.0%	5.7%

(1)	To the extent the expected return on plan assets varies from the actual return, an actuarial gain or loss results. The expected long-term rates of return on plan assets are based on the estimated weighted-average long-term returns of major asset classes. In determining asset class returns, the Company takes into account long-term returns of major asset classes, historical performance of plan assets, as well as the current interest rate environment. The asset class returns are weighted based on the target asset allocations.

Equity Accounted Investments	12 Months Ended
Dec. 31, 2012
Equity Accounted Investments
23.	Equity Accounted Investments

The Company has a 33% ownership interest in four newbuilding 160,400-cubic meter LNG carriers (or the Angola LNG Carriers). The Angola LNG Carriers are chartered at fixed rates to the Angola LNG Project (see Note 16b). The Wah Kwong Joint Venture is a joint venture arrangement between Teekay Tankers and Wah Kwong whereby Teekay Tankers holds a 50% interest (see Note 16b). The RasGas 3 Joint Venture is a joint venture arrangement between Teekay LNG and QGTC 3 whereby Teekay LNG holds a 40% interest. The RasGas 3 Joint Venture owns four LNG carriers and related long-term fixed-rate time-charters to service the expansion of a LNG project in Qatar.

In February 2012, the Teekay LNG-Marubeni Joint Venture acquired a 100% interest in the six LNG Carriers from Denmark-based A.P. Moller-Maersk A/S for approximately $1.3 billion. Teekay LNG and Marubeni Corporation (or Marubeni) have 52% and 48% economic interests, respectively, but share control of Teekay LNG-Marubeni Joint Venture. Since control of the Teekay LNG-Marubeni Joint Venture is shared jointly between Marubeni and Teekay LNG, Teekay LNG accounts for its investment in the Teekay LNG-Marubeni Joint Venture using the equity method (see note 3b).

In November 2011, Teekay acquired a 40% interest in a recapitalized Sevan for approximately $25 million (see Note 3a). Sevan owns (i) two partially-completed hulls (#4 and #5) available for upgrade to FPSOs or other offshore projects; (ii) a licensing agreement with ENI SpA; (iii) an engineering and offshore project development business; and (iv) intellectual property rights, including offshore unit design patents. As at November 30, 2011, the fair value of the Company’s interest in Sevan was determined to be $37.1 million. The difference between the fair value of the Company’s 40% interest in Sevan and the price paid has been recognized as a bargain purchase gain in the Company’s consolidated statements of loss. As of December 31, 2012, the aggregate value of the Company’s 43% interest (40% interest —December 31, 2011) in Sevan, based on the quoted market price of Sevan’s common stock on the Oslo Stock Exchange was $83.1 million ($29.4 million – December 31, 2011).

In November 2010, Teekay LNG acquired a 50% interest in companies that own two LNG carriers (collectively, the Exmar Joint Venture) from Exmar NV for a total equity purchase price of approximately $72.5 million (net of assumed debt). Teekay LNG financed $37.3 million of the purchase price by issuing to Exmar NV approximately 1.1 million new common units with the balance financed by drawing on one of Teekay LNG’s revolving credit facilities. As part of the transaction, Teekay LNG agreed to guarantee its 50% share of the $206 million of debt secured by the Exmar Joint Venture. Exmar NV retains a 50% ownership interest in the Exmar Joint Venture. The two vessels acquired are the 2002-built Excalibur, a conventional LNG carrier, and the 2005-built Excelsior, a specialized gas carrier which can both transport and regasify LNG onboard. Both vessels are on long-term, fixed-rate charter contracts to Excelerate Energy LP for firm periods until 2022 and 2025, respectively.

A condensed summary of the Company’s investments in and advances to equity accounted investments are as follows (in thousands of dollars, except percentages):

		As at December 31,
Investments in Equity Accounted Investments	Ownership Percentage	2012 $	2011 $
Malt Joint Venture (note 3b)	52%	183,724	—
RasGas 3 Joint Venture	40%	107,386	97,423
Exmar Joint Venture	50%	82,737	81,242
Angola Joint Venture	33%	28,699	16,063
Sevan Marine Equity Investment (note 3a)	43%	39,223	34,898
Tiro and Sidon Joint Venture	50%	30,024	—
Other	40% to 50%	8,250	10,911

Total		480,043	240,537

		As at December 31,
Loans to Equity Accounted Investees	Ownership Percentage	2012	2011
Sevan Marine Equity Investment	43%	133,000	50,000
Tiro and Sidon Joint Venture	50%	18,121	—
Other	40% to 50%	55,782	35,248
Total		206,903	85,248

A condensed summary of the Company’s financial information for equity accounted investments (33% to 52% owned) shown on a 100% basis are as follows:

	As at December 31,
	2012 (1)(2)	2011 (2)
Cash and restricted cash	229,963	184,296
Other assets- current	125,152	105,925
Vessels and equipment	2,114,435	462,335
Net investment in direct financing leases	1,938,011	1,728,902
Other assets—non-current	228,887	188,384
Current portion of long-term debt (3)	1,106,706	106,584
Other liabilities—current	193,785	138,945
Long-term debt	1,911,419	1,567,215
Other liabilities—non-current	469,220	395,750

	Year ended December 31,
	2012 (1)(2)	2011 (2)	2010 (4)
Revenues	659,030	303,607	232,516
Income from vessel operations	241,702	118,408	91,290
Realized and unrealized loss on derivative instruments	(56,307)	(127,230)	(95,750)
Net income (loss)	120,395	(48,996)	(44,794)

(1)	The results included for the Teekay LNG-Marubeni Joint Venture are from the date of acquisition of the MALT LNG Carriers which were acquired on February 28, 2012.
(2)	The results included for the Angola Joint Venture are from the time the vessels were delivered in August, September, October 2011 and January 2012, respectively.
(3)	The Teekay LNG-Marubeni Joint Venture expects to refinance its existing debt facility maturing in August 2013 with two long-term project facilities and a medium-term facility, secured by all of the vessels under the joint venture as well as through several guarantees from the joint venture partners based on their relative share holdings.
(4)	The results included for the Excalibur and Excelsior Joint Ventures are from November 4, 2010.

For the year ended December 31, 2012, the Company recorded equity income (loss) of $79.2 million (2011 – $(35.3) million and 2010—$(11.3) million). The income or loss was primarily comprised of the Company’s share of net (loss) income from the Teekay LNG-Marubeni Joint Venture, Angola LNG Project, the RasGas 3 Joint Venture, Sevan, and from the Exmar Joint Venture. For the year ended December 31, 2012, $5.3 million of the equity gain related to the Company’s share of unrealized gain (loss) on interest rate swaps associated with these projects (2011 – $(35.2) million and 2010—$(26.3) million).

Change in Accounting Estimate	12 Months Ended
Dec. 31, 2012
Change in Accounting Estimate
24.	Change in Accounting Estimate

Effective January 1, 2012, the Company reduced the estimated useful life of six of its older shuttle tankers from 25 years to 20 years. As a result of the change in useful life, the Company increased its estimate of the residual value of these vessels to reflect the more recent average scrap prices. As a result, depreciation and amortization expense has increased by $14.9 million for the year ended December 31, 2012, and net income attributable to the stockholders of Teekay has decreased by $4.4 million, or $0.06 per share for the year ended December 31, 2012.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events
25.	Subsequent Events

a)	In January 2013, Teekay Offshore issued in the Norwegian bond market NOK 1,300 million in senior unsecured bonds. The bonds were issued in two tranches maturing in January 2016 (NOK 500 million) and January 2018 (NOK 800 million). The aggregate principal amount of the bonds is equivalent to approximately $233 million and all interest and principal payments under each of the two tranches have been swapped into U.S. dollars at fixed rates of 4.80% on the tranche maturing in 2016 and 5.93% on the tranche maturing in 2018. In connection with this, Teekay Offshore repurchased NOK 388.5 million of the existing NOK 600 million bond issue maturing in November 2013. The net proceeds of approximately $167 million have been used to reduce portion of amounts outstanding under Teekay Offshore’s revolving credit facilities and for general partnership purposes. Teekay Offshore will apply to list the bonds on the Oslo Stock Exchange.

b)	In February 2013, Teekay LNG completed its joint venture agreement with Belgium-based Exmar NV to own and charter-in liquefied petroleum gas (LPG) carriers with a primary focus on the mid-size gas carrier segment. The joint venture entity, called Exmar LPG BVBA, took economic effect as of November 1, 2012 and includes 16 owned LPG carriers (including four newbuildings scheduled for delivery in 2014) and five chartered-in LPG carriers. In addition, the joint venture recently ordered another four medium-size gas carrier newbuildings with deliveries scheduled between 2015 and 2016, with options to order up to four additional vessels, which brings the total fleet size of Exmar LPG BVBA to 25 vessels, excluding options. For its 50% ownership interest in the joint venture, including newbuilding payments made prior to the November 1, 2012, Teekay LNG invested approximately $134 million of equity and assumed approximately $108 million of its pro rata share of existing debt and lease obligations as of the economic effective date, secured by certain vessels in the Exmar LPG BVBA fleet. Exmar LPG BVBA is in the process of refinancing the joint venture fleet and four of the newbuildings with a new $355 million debt facility.

c)	In April 2013, Teekay Tankers entered into agreement with STX Offshore & Shipbuilding Co., Ltd (or STX) of South Korea for the construction of four, fuel-efficient 113,000 dead-weight tonne Long Range 2 (or LR2) product tanker newbuildings for a fully-built-up cost of approximately $47 million each. The agreement with STX also includes fixed-price options for the construction up to 12 additional LR2 newbuildings, which options expire between October 2013 and October 2014. Upon delivery, it is expected that the four vessels will operate in the Company’s Taurus Tankers LR2 Pool. Teekay Tankers intends to finance the installment payments with its existing liquidity and to secure long-term debt financing for the four vessels prior to their scheduled deliveries in late-2015 and early-2016.

d)	In April 2013, Teekay Offshore issued 2.06 million common units in a private placement to an institutional investor for proceeds of approximately $60.0 million, excluding the General Partner’s 2% proportionate capital contribution of $1.2 million. Upon completion of the private placement, Teekay Offshore had 83.8 million common units outstanding. Teekay Offshore will use the proceeds from the issuance of common units to partially finance the shipyard instalments for the four Suezmax newbuilding shuttle tankers that are scheduled for deliveries throughout 2013, and for general corporate purposes. As a result of this private placement, Teekay’s ownership of Teekay Offshore was reduced to 28.7% (including the Company’s 2% general partner interest). Teekay maintains control of Teekay Offshore by virtue of its control of the general partner and will continue to consolidate the subsidiary.

e)	In April 2013, Teekay Offshore issued 6.0 million preferred units in a public offering for net proceeds of $144.9 million, representing a new class of limited partner interests. Teekay Offshore expects to use the net proceeds from the public offering for general corporate purposes, including the funding of newbuilding installments, capital conversion projects and the acquisitions of vessels that Teekay may offer to Teekay Offshore. Pending the application of funds for these purposes, Teekay Offshore expects to repay a portion of its outstanding debt under two of its revolving credit facilities.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Basis of presentation

Basis of presentation

The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (or GAAP). They include the accounts of Teekay Corporation (or Teekay), which is incorporated under the laws of The Republic of the Marshall Islands, and its wholly-owned or controlled subsidiaries (collectively, the Company). Significant intercompany balances and transactions have been eliminated upon consolidation.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates. Given the current credit markets, it is possible that the amounts recorded as derivative assets and liabilities could vary by material amounts.

Certain of the comparative figures have been reclassified to conform with the presentation adopted in the current period relating to the reclassification of prepaid expenses of $10.1 million less accounts payable of $4.0 million as at December 31, 2011 into accounts receivable in the consolidated balance sheets.

Reporting currency

Reporting currency

The consolidated financial statements are stated in U.S. Dollars. The functional currency of the Company is the U.S. Dollar because the Company operates in the international shipping market, which typically utilizes the U.S. Dollar as the functional currency. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the U.S. Dollar are translated to reflect the year-end exchange rates. Resulting gains or losses are reflected separately in the accompanying consolidated statements of loss.

Operating revenues

Operating revenues and expenses

The Company recognizes revenues from time-charters and bareboat charters daily over the term of the charter as the applicable vessel operates under the charter. The Company does not recognize revenue during days that the vessel is off hire. When the time-charter contains a profit-sharing agreement, the Company recognizes the profit-sharing or contingent revenue only after meeting the profit sharing or other contingent threshold. All revenues from voyage charters are recognized on a percentage of completion method. The Company uses a discharge-to-discharge basis in determining percentage of completion for all spot voyages and voyages servicing contracts of affreightment, whereby it recognizes revenue ratably from when product is discharged (unloaded) at the end of one voyage to when it is discharged after the next voyage. The Company does not begin recognizing revenue until a charter has been agreed to by the customer and the Company, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage. Shuttle tanker voyages servicing contracts of affreightment with offshore oil fields commence with tendering of notice of readiness at a field, within the agreed lifting range, and ends with tendering of notice of readiness at a field for the next lifting. Revenues from floating production, storage and offloading (or FPSO) contracts are recognized as service is performed. Certain of the Company’s FPSO units receive incentive-based revenue, which is recognized when earned by fulfillment of the applicable performance criteria. Revenues and expenses relating to engineering studies are recognized when service is completed, unless the expenses are not recoverable in which case the expenses are recognized as incurred. The consolidated balance sheets reflect the deferred portion of revenues and expenses, which will be earned in subsequent periods.

Revenues and voyage expenses of the Company’s vessels operating in pool arrangements with unrelated parties are pooled with the revenues and voyage expenses of other pool participants. The resulting net pool revenues, calculated on the time-charter-equivalent basis, are allocated to the pool participants according to an agreed formula. The Company accounts for the net allocation from the pool as revenues and amounts due from the pool are included in accounts receivable.

Voyage expenses are all expenses unique to a particular voyage, including bunker fuel expenses, port fees, cargo loading and unloading expenses, canal tolls, agency fees and commissions. Vessel operating expenses include crewing, repairs and maintenance, insurance, stores, lube oils and communication expenses. Voyage expenses and vessel operating expenses are recognized when incurred.

Operating expenses

Voyage expenses are all expenses unique to a particular voyage, including bunker fuel expenses, port fees, cargo loading and unloading expenses, canal tolls, agency fees and commissions. Vessel operating expenses include crewing, repairs and maintenance, insurance, stores, lube oils and communication expenses. Voyage expenses and vessel operating expenses are recognized when incurred.

Cash and cash equivalents	Cash and cash equivalents The Company classifies all highly liquid investments with a maturity date of three months or less at inception as cash equivalents.
Accounts receivable and allowance for doubtful accounts

Accounts receivable and allowance for doubtful accounts

Accounts receivable are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in existing accounts receivable. The Company determines the allowance based on historical write-off experience and customer economic data. The Company reviews the allowance for doubtful accounts regularly and past due balances are reviewed for collectability. Account balances are charged off against the allowance when the Company believes that the receivable will not be recovered. There were no significant amounts recorded as allowance for doubtful accounts as at December 31, 2012, 2011, and 2010.

Marketable securities

Marketable securities

The Company’s investments in marketable securities are classified as available-for-sale securities and are carried at fair value. Net unrealized gains and losses on available-for-sale securities are reported as a component of accumulated other comprehensive loss. Realized gains and losses on available-for-sale securities are computed based upon the historical cost of these securities applied using the weighted-average historical cost method.

The Company analyzes its available-for-sale securities for impairment during each reporting period to evaluate whether an event or change in circumstances has occurred in that period that may have a significant adverse effect on the fair value of the investment. The Company records an impairment charge through current-period earnings and adjusts the cost basis for such other-than-temporary declines in fair value when the fair value is not anticipated to recover above cost within a three-month period after the measurement date, unless there are mitigating factors that indicate an impairment charge through earnings may not be required. If an impairment charge is recorded, subsequent recoveries in fair value are not reflected in earnings until sale of the security.

Vessels and equipment

Vessels and equipment

All pre-delivery costs incurred during the construction of newbuildings, including interest, supervision and technical costs, are capitalized. The acquisition cost and all costs incurred to restore used vessels purchased by the Company to the standard required to properly service the Company’s customers are capitalized.

Depreciation is calculated on a straight-line basis over a vessel’s estimated useful life, less an estimated residual value. Depreciation is calculated using an estimated useful life of 25 years for tankers carrying crude oil and refined product, 20 to 30 years for FPSO units, 35 years for liquefied natural gas (or LNG) and 30 years for liquefied petroleum gas (or LPG) carriers, commencing the date the vessel is delivered from the shipyard, or a shorter period if regulations prevent the Company from operating the vessels for those periods of time. Floating storage and off take (or FSO) units are depreciated over the term of the contract. Depreciation includes depreciation on all owned vessels and amortization of vessels accounted for as capital leases. Depreciation of vessels and equipment, excluding amortization of dry docking expenditures, for the years ended December 31, 2012, 2011, and 2010 aggregated $364.3 million, $356.0 million and $355.5 million, respectively. Amortization of vessels accounted for as capital leases was $30.1 million, $34.7 million and $33.5 million for the years ended December 31, 2012, 2011, and 2010, respectively.

Vessel capital modifications include the addition of new equipment or can encompass various modifications to the vessel that are aimed at improving or increasing the operational efficiency and functionality of the asset. This type of expenditure is amortized over the estimated useful life of the modification. Expenditures covering recurring routine repairs and maintenance are expensed as incurred.

Interest costs capitalized to vessels and equipment for the years ended December 31, 2012, 2011, and 2010, aggregated $34.9 million, $8.1 million and $14.0 million, respectively.

Generally, the Company dry docks each tanker and gas carrier every two and a half to five years. The Company capitalizes a substantial portion of the costs incurred during dry docking and amortizes those costs on a straight-line basis over their estimated useful life, which typically is from the completion of a dry docking or intermediate survey to the estimated completion of the next dry docking. The Company includes in capitalized dry docking those costs incurred as part of the dry dock to meet classification and regulatory requirements. The Company expenses costs related to routine repairs and maintenance performed during dry docking, and for annual class survey costs on the Company’s FPSO units.

Dry docking activity for the three years ended December 31, 2012, 2011, and 2010, is summarized as follows:

	Year Ended December 31,
	2012 $	2011 $	2010 $
Balance at the beginning of the year	128,987	143,103	172,053
Costs incurred for drydocking	35,336	54,296	57,156
Dry-dock amortization	(57,082)	(67,180)	(86,106)
Write down / sale of vessels	(6,313)	(1,232)	—

Balance at the end of the year	100,928	128,987	143,103

Vessels and equipment that are “held and used” are assessed for impairment when events or circumstances indicate the carrying amount of the asset may not be recoverable. If the asset’s net carrying value exceeds the net undiscounted cash flows expected to be generated over its remaining useful life, the carrying amount of the asset is reduced to its estimated fair value. The estimated fair value for the Company’s impaired vessels is determined using discounted cash flows or appraised values. In cases where an active second hand sale and purchase market does not exist, the Company uses a discounted cash flow approach to estimate the fair value of an impaired vessel. In cases where an active second hand sale and purchase market exists an appraised value is used to estimate the fair value of an impaired vessel. An appraised value is generally the amount the Company would expect to receive if it were to sell the vessel. Such appraisal is normally completed by the Company and based on second-hand sale and purchase data.

Gains on vessels sold and leased back under capital leases are deferred and amortized over the remaining term of the capital lease. Losses on vessels sold and leased back under capital leases are recognized immediately when the fair value of the vessel at the time of sale and lease-back is less than its book value. In such case, the Company would recognize a loss in the amount by which book value exceeds fair value.

Direct financing leases and other loan receivables

Direct financing leases and other loan receivables

The Company (i) employs two vessels on long-term time charters and employs an FSO unit, and (ii) assembles, installs, operates and leases equipment that reduces volatile organic compound emissions (or VOC Equipment) during loading, transportation and storage of oil and oil products, all of which are accounted for as direct financing leases. The lease payments received by the Company under these lease arrangements are allocated between the net investments in the leases and revenues or other income using the effective interest method so as to produce a constant periodic rate of return over the lease terms.

The Company’s investments in loan receivables are recorded at cost. The premium paid over the outstanding principal amount, if any, is amortized to interest income over the term of the loan using the effective interest rate method. The Company analyzes its loans for impairment during each reporting period. A loan is impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Factors the Company considers in determining that a loan is impaired include, among other things, an assessment of the financial condition of the debtor, payment history of the debtor, general economic conditions, the credit rating of the debtor, the value of any collateral, and any information provided by the debtor regarding its ability to repay the loan. When a loan is impaired, the Company measures the amount of the impairment based on the present value of expected future cash flows discounted at the loan’s effective interest rate and recognizes the resulting impairment in the consolidated statement of loss.

The following table contains a summary of the Company’s financing receivables by type of borrower, the method by which the Company monitors the credit quality of its financing receivables on a quarterly basis, and the grade as of December 31, 2012.

			December 31,
Class of Financing Receivable	Credit Quality Indicator	Grade	2012 $	2011 $
Direct financing leases	Payment activity	Performing	436,601	459,908
Other loan receivables
Investment in term loans and interest receivable (current)	Collateral	Performing(2)	119,385	—
Investment in term loans and interest receivable (non-current)	Collateral	(3)	69,371	188,616
Loans to equity accounted investees and joint venture partners (1)	Other internal metrics	Performing	206,903	85,248
Long term receivable included in other assets	Payment activity	Performing	1,704	786

			833,964	734,558

(1)	The Company’s subsidiary Teekay LNG Partners L.P. (or Teekay LNG) owns a 99% interest in Teekay Tangguh Borrower LLC (or Teekay Tangguh), which owns a 70% interest in Teekay BLT Corporation (or Teekay Tangguh Subsidiary). During the year ended December 31, 2012, one of Teekay LNG’s joint venture partner’s parent company, PT Berlian Laju Tanker (or BLT), suspended trading on the Jakarta Stock Exchange and entered into a court-supervised restructuring under the Suspension of Payment process in Indonesia, in order to restructure its debts. The Company believes the loans to BLT and Teekay LNG’s joint venture partner, BLT LNG Tangguh Corporation, totaling $24.0 million as at December 31, 2012 (2011—$19.1 million) are collectible given the expected cash flows anticipated to be generated by the Teekay Tangguh Subsidiary that can be used to repay the loan and given the underlying collateral securing the loans to BLT.
(2)	Subsequent to December 31, 2012, the borrower did not pay in full the January 31, 2013 interest payment. It is expected that the Company will recover all amounts due under the loan agreements will be dependent upon cash flow generated by the borrower, financial support from the borrower’s ultimate parent company and the Company realizing the value of the primary collateral, two 2010-built very large crude carriers.
(3)	As of December 31, 2012, the estimated fair value of the asset that has been pledged as collateral for the loan is greater than 95% of the principal amount of the loan and unpaid interest. Subsequent to the end of the year, the borrower did not pay in full the January 31, 2013 interest payment. Based on a review of the borrower’s financial condition, it is expected that a full recovery of all amounts due under the loan agreement will be dependent upon cash flow generated by the borrower, financial support from the borrower’s ultimate parent company and the Company realizing the value of the primary collateral, a 2011-built very large crude carrier.

Joint ventures

Joint ventures

The Company’s investments in joint ventures are accounted for using the equity method of accounting. Under the equity method of accounting, investments are stated at initial cost and are adjusted for subsequent additional investments and the Company’s proportionate share of earnings or losses and distributions. The Company evaluates its investments in joint ventures for impairment when events or circumstances indicate that the carrying value of such investments may have experienced an other than temporary decline in value below their carrying value. If the estimated fair value is less than the carrying value and is considered an other than temporary decline, the carrying value is written down to its estimated fair value and the resulting impairment is recorded in the consolidated statement of loss.

Debt issuance costs

Debt issuance costs

Debt issuance costs, including fees, commissions and legal expenses, are deferred and presented as other non-current assets. Debt issuance costs of revolving credit facilities are amortized on a straight-line basis over the term of the relevant facility. Debt issuance costs of term loans are amortized using the effective interest rate method over the term of the relevant loan. Amortization of debt issuance costs is included in interest expense.

Derivative instruments

Derivative instruments

All derivative instruments are initially recorded at fair value as either assets or liabilities in the accompanying consolidated balance sheets and subsequently remeasured to fair value, regardless of the purpose or intent for holding the derivative. The method of recognizing the resulting gain or loss is dependent on whether the derivative contract is designed to hedge a specific risk and whether the contract qualifies for hedge accounting. The Company does not apply hedge accounting to its derivative instruments, except for certain foreign exchange currency contracts and certain types of interest rate swaps that it may enter into in the future (See Note 15).

When a derivative is designated as a cash flow hedge, the Company formally documents the relationship between the derivative and the hedged item. This documentation includes the strategy and risk management objective for undertaking the hedge and the method that will be used to assess the effectiveness of the hedge. Any hedge ineffectiveness is recognized immediately in earnings, as are any gains and losses on the derivative that are excluded from the assessment of hedge effectiveness. The Company does not apply hedge accounting if it is determined that the hedge was not effective or will no longer be effective, the derivative was sold or exercised, or the hedged item was sold, or repaid.

For derivative financial instruments designated and qualifying as cash flow hedges, changes in the fair value of the effective portion of the derivative financial instruments are initially recorded as a component of accumulated other comprehensive loss in total equity. In the periods when the hedged items affect earnings, the associated fair value changes on the hedging derivatives are transferred from total equity to the corresponding earnings line item in the consolidated statements of loss. The ineffective portion of the change in fair value of the derivative financial instruments is immediately recognized in earnings in the consolidated statements of loss. If a cash flow hedge is terminated and the originally hedged item is still considered possible of occurring, the gains and losses initially recognized in total equity remain there until the hedged item impacts earnings, at which point they are transferred to the corresponding earnings line item (e.g. general and administrative expense) item in the consolidated statements of loss. If the hedged items are no longer possible of occurring, amounts recognized in total equity are immediately transferred to the earnings item in the consolidated statements of loss.

For derivative financial instruments that are not designated or that do not qualify as hedges under Financial Accounting Standards Board (or FASB) Accounting Standards Codification (or ASC) 815, Derivatives and Hedging, the changes in the fair value of the derivative financial instruments are recognized in earnings. Gains and losses from the Company’s non-designated interest rate swaps related to long-term debt, capital lease obligations, restricted cash deposits, non-designated bunker fuel swap contracts and forward freight agreements, and non-designated foreign exchange currency forward contracts are recorded in realized and unrealized gain (loss) on non-designated derivative instruments. Gains and losses from the Company’s hedge accounted foreign currency forward contracts are recorded primarily in vessel operating expenses and general and administrative expense. Gains and losses from the Company’s non-designated cross currency swap are recorded in foreign currency exchange (loss) gain in the consolidated statements of loss.

Goodwill and intangible assets

Goodwill and intangible assets

Goodwill is not amortized, but reviewed for impairment at the reporting unit level on an annual basis or more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. When goodwill is reviewed for impairment, the Company may elect to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. Alternatively, the Company may bypass this step and use a fair value approach to identify potential goodwill impairment and, when necessary, measure the amount of impairment. The Company uses a discounted cash flow model to determine the fair value of reporting units, unless there is a readily determinable fair market value. Intangible assets are assessed for impairment when and if impairment indicators exist. An impairment loss is recognized if the carrying amount of an intangible asset is not recoverable and its carrying amount exceeds its fair value.

The Company’s intangible assets consist primarily of acquired time-charter contracts and contracts of affreightment. The value ascribed to the time-charter contracts and contracts of affreightment are being amortized over the life of the associated contract, with the amount amortized each year being weighted based on the projected revenue to be earned under the contracts.

Asset retirement obligation

Asset retirement obligation

The Company has an asset retirement obligation (or ARO) relating to the sub-sea production facility associated with the Petrojarl Banff FPSO unit operating in the North Sea. This obligation generally involves restoration of the environment surrounding the facility and removal and disposal of all production equipment. This obligation is expected to be settled at the end of the contract under which the FPSO unit currently operates, which is anticipated no later than 2018. The ARO will be covered in part by contractual payments from FPSO contract counterparties.

The Company records the fair value of an ARO as a liability in the period when the obligation arises. The fair value of the ARO is measured using expected future cash outflows discounted at the Company’s credit-adjusted risk-free interest rate. When the liability is recorded, the Company capitalizes the cost by increasing the carrying amount of the related equipment. Each period, the liability is increased for the change in its present value, and the capitalized cost is depreciated over the useful life of the related asset. Changes in the amount or timing of the estimated ARO are recorded as an adjustment to the related asset and liability. As at December 31, 2012, the ARO and associated receivable which is recorded in other non-current assets from third parties were $24.7 million and $6.4 million, respectively (2011—$21.2 million and $6.1 million, respectively).

Stockholders' equity

Repurchase of common stock

The Company accounts for repurchases of common stock by decreasing common stock by the par value of the stock repurchased. In addition, the excess of the repurchase price over the par value is allocated between additional paid in capital and retained earnings. The amount allocated to additional paid in capital is the pro-rata share of the capital paid in and the balance is allocated to retained earnings.

Issuance of shares or units by subsidiaries

The Company accounts for dilution gains or losses from the issuance of shares or units by its publicly listed subsidiaries as an adjustment to retained earnings.

Accumulated other comprehensive (loss) income

The following table contains the changes in the balances of each component of accumulated other comprehensive income (loss) for the periods presented.

	Qualifying Cash Flow Hedging Instruments $	Pension Adjustments $	Unrealized Gain (Loss) on Available for Sale Marketable Securities $	Foreign Exchange Loss on Currency Translation $	Total $
Balance as of December 31, 2009	2,923	(10,294)	5,837	—	(1,534)
Other comprehensive (loss) income	(628)	(7,245)	1,236	—	(6,637)

Balance as of December 31, 2010	2,295	(17,539)	7,073	—	(8,171)
Other comprehensive loss	(2,601)	(5,402)	(7,729)	—	(15,732)

Balance as of December 31, 2011	(306)	(22,941)	(656)	—	(23,903)
Other comprehensive income	647	6,688	656	1,144	9,135

Balance as of December 31, 2012	341	(16,253)	—	1,144	(14,768)

Share-based compensation

Share-based compensation

The Company grants stock options, restricted stock units, performance share units and restricted stock awards as incentive-based compensation to certain employees and directors. The Company measures the cost of such awards using the grant date fair value of the award and recognizes that cost, net of estimated forfeitures, over the requisite service period, which generally equals the vesting period. For stock-based compensation awards subject to graded vesting, the Company calculates the value for the award as if it was one single award with one expected life and amortizes the calculated expense for the entire award on a straight-line basis over the vesting period of the award.

Compensation cost for awards with performance conditions is recognized when it is probable that the performance condition will be achieved. The compensation cost of the Company’s stock-based compensation awards are substantially reflected in general and administrative expense.

In 2005, the Company adopted the Vision Incentive Plan (or the VIP) to reward exceptional corporate performance and shareholder returns. This plan was designed to result in an award pool for senior management based on the following two measures: (a) economic profit from 2005 to 2010; and (b) market value added from 2001 to 2010. In March 2008, an interim distribution was made to certain participants with a value of $13.3 million, paid in restricted stock units, with vesting of the interim distribution in three equal amounts on November 2008, November 2009 and November 2010. In September 2009, 187,400 restricted stock units, with two-year bullet vesting, were granted as the June 2009 New Participants Reserve Pool allocation under the VIP. The Plan terminated on December 31, 2010 and no final award was granted to participants. During the year ended December 31, 2012, the Company recorded an expense from the VIP of $nil ($1.3 million – 2011 and $2.4 million – 2010), which is included in general and administrative expense. As at December 31, 2012 and 2011, there was no VIP liability.

Income taxes

Income taxes

The Company accounts for income taxes using the liability method. Under the liability method, deferred tax assets and liabilities are recognized for the anticipated future tax effects of temporary differences between the financial statement basis and the tax basis of the Company’s assets and liabilities using the applicable jurisdictional tax rates. A valuation allowance for deferred tax assets is recorded when it is more likely than not that some or all of the benefit from the deferred tax asset will not be realized.

Recognition of uncertain tax positions is dependent upon whether it is more-likely-than-not that a tax position taken or expected to be taken in a tax return will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. If a tax position meets the more-likely-than-not recognition threshold, it is measured to determine the amount of benefit to recognize in the financial statements. The Company recognizes interest and penalties related to uncertain tax positions in income tax expense.

The Company believes that it and its subsidiaries are not subject to taxation under the laws of the Republic of The Marshall Islands or Bermuda, or that distributions by its subsidiaries to the Company will be subject to any taxes under the laws of such countries, and that it qualifies for the Section 883 exemption under U.S. federal income tax purposes.

Employee pension plans

Employee pension plans

The Company has defined contribution pension plans covering the majority of its employees. Pension costs associated with the Company’s required contributions under its defined contribution pension plans are based on a percentage of employees’ salaries and are charged to earnings in the year incurred. The Company also has defined benefit pension plans covering certain of its employees. The Company accrues the costs and related obligations associated with its defined benefit pension plans based on actuarial computations using the projected benefits obligation method and management’s best estimates of expected plan investment performance, salary escalation, and other relevant factors. For the purpose of calculating the expected return on plan assets, those assets are valued at fair value. The overfunded or underfunded status of the defined benefit pension plans are recognized as assets or liabilities in the consolidated balance sheet. The Company recognizes as a component of other comprehensive loss, the gains or losses that arise during a period but that are not recognized as part of net periodic benefit costs.

Earnings (loss) per common share

Earnings (loss) per common share

The computation of basic earnings (loss) per share is based on the weighted average number of common shares outstanding during the period. The computation of diluted earnings per share assumes the exercise of all dilutive stock options and restricted stock awards using the treasury stock method. The computation of diluted loss per share does not assume such exercises.

Adoption of new accounting pronouncements

Adoption of new accounting pronouncements

In January 2012, the Company adopted an amendment to FASB ASC 820, Fair Value Measurement, which clarifies or changes the application of existing fair value measurements, including: that the highest and best use and valuation premise in a fair value measurement are relevant only when measuring the fair value of nonfinancial assets; that a reporting entity should measure the fair value of its own equity instrument from the perspective of a market participant that holds that instrument as an asset; to permit an entity to measure the fair value of certain financial instruments on a net basis rather than based on its gross exposure when the reporting entity manages its financial instruments on the basis of such net exposure; that in the absence of a Level 1 input, a reporting entity should apply premiums and discounts when market participants would do so when pricing the asset or liability consistent with the unit of account; and that premiums and discounts related to size as a characteristic of the reporting entity’s holding are not permitted in a fair value measurement. The adoption of this standard did not have an impact on the Company’s consolidated financial statements other than the disclosures as presented in note 3 – Financial Instruments.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summarized Dry Docking Activity

Dry docking activity for the three years ended December 31, 2012, 2011, and 2010, is summarized as follows:

	Year Ended December 31,
	2012 $	2011 $	2010 $
Balance at the beginning of the year	128,987	143,103	172,053
Costs incurred for drydocking	35,336	54,296	57,156
Dry-dock amortization	(57,082)	(67,180)	(86,106)
Write down / sale of vessels	(6,313)	(1,232)	—

Balance at the end of the year	100,928	128,987	143,103

Summary of Financing Receivables

The following table contains a summary of the Company’s financing receivables by type of borrower, the method by which the Company monitors the credit quality of its financing receivables on a quarterly basis, and the grade as of December 31, 2012.

			December 31,
Class of Financing Receivable	Credit Quality Indicator	Grade	2012 $	2011 $
Direct financing leases	Payment activity	Performing	436,601	459,908
Other loan receivables
Investment in term loans and interest receivable	Collateral	Performing(2)	119,385	188,616
Investment in term loans and interest receivable	Collateral	(3)	69,371	—
Loans to equity accounted investees and joint venture partners (1)	Other internal metrics	Performing	206,903	85,248
Long term receivable included in other assets	Payment activity	Performing	1,704	786

			833,964	734,558

(1)	The Company’s subsidiary Teekay LNG Partners L.P. (or Teekay LNG) owns a 99% interest in Teekay Tangguh Borrower LLC (or Teekay Tangguh), which owns a 70% interest in Teekay BLT Corporation (or Teekay Tangguh Subsidiary). During the year ended December 31, 2012, one of Teekay LNG’s joint venture partner’s parent company, PT Berlian Laju Tanker (or BLT), suspended trading on the Jakarta Stock Exchange and entered into a court-supervised restructuring under the Suspension of Payment process in Indonesia, in order to restructure its debts. The Company believes the loans to BLT and Teekay LNG’s joint venture partner, BLT LNG Tangguh Corporation, totaling $24.0 million as at December 31, 2012 (2011—$19.1 million) are collectible given the expected cash flows anticipated to be generated by the Teekay Tangguh Subsidiary that can be used to repay the loan and given the underlying collateral securing the loans to BLT.
(2)	Subsequent to December 31, 2012, the borrower did not pay in full the January 31, 2013 interest payment. It is expected that the Company will recover all amounts due under the loan agreements based upon cash flow generated by the borrower, financial support from the borrower’s ultimate parent company and the Company realizing the value of the primary collateral, two 2010-built Very Large Crude Carriers.
(3)	As of December 31, 2012, the estimated fair value of the asset that has been pledged as collateral for the loan is greater than 95% of the principal amount of the loan and unpaid interest. Subsequent to the end of the year, the borrower did not pay in full the January 31, 2013 interest payment. Based on a review of the borrower’s financial condition, it is expected that a full recovery of all amounts due under the loan agreement will be dependent upon cash flow generated by the borrower, financial support from the borrower’s ultimate parent company and the Company realizing the value of the primary collateral, a 2011-built Very Large Crude Carrier.

Schedule of Accumulated Other Comprehensive (Loss) Income

The following table contains the changes in the balances of each component of accumulated other comprehensive income (loss) for the periods presented.

	Qualifying Cash Flow Hedging Instruments $	Pension Adjustments $	Unrealized Gain (Loss) on Available for Sale Marketable Securities $	Foreign Exchange Loss on Currency Translation $	Total $
Balance as of December 31, 2009	2,923	(10,294)	5,837	—	(1,534)
Other comprehensive (loss) income	(628)	(7,245)	1,236	—	(6,637)

Balance as of December 31, 2010	2,295	(17,539)	7,073	—	(8,171)
Other comprehensive loss	(2,601)	(5,402)	(7,729)	—	(15,732)

Balance as of December 31, 2011	(306)	(22,941)	(656)	—	(23,903)
Other comprehensive income	647	6,688	656	1,144	9,135

Balance as of December 31, 2012	341	(16,253)	—	1,144	(14,768)

Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2012
Segment Results Information

The following tables present results for these segments for the years ended December 31, 2012, 2011, and 2010.

Year ended December 31, 2012	Shuttle Tanker and FSO Segment $	FPSO Segment $	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $
Revenues	613,388	581,215	286,237	475,395	1,956,235
Voyage expenses	104,382	232	283	33,386	138,283
Vessel operating expenses	175,459	331,124	45,972	177,564	730,119
Time-charter hire expense	56,989	—	—	73,750	130,739
Depreciation and amortization	125,104	135,413	69,064	126,317	455,898
General and administrative (2)	54,139	68,035	21,969	58,824	202,967
Asset impairments	28,830	—	—	405,252	434,082
Net loss on sale of vessels and equipment	1,112	—	—	5,863	6,975
Restructuring charges	652	—	—	6,913	7,565

Income (loss) from vessel operations	66,721	46,411	148,949	(412,474)	(150,393)

Total assets of operating segments at December 31, 2012	1,709,674	2,824,832	3,148,037	2,037,394	9,719,938

Year ended December 31, 2011	Shuttle Tanker and FSO Segment $	FPSO Segment $	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $
Revenues	613,768	464,810	272,041	603,163	1,953,782
Voyage expenses	97,743	—	4,862	74,009	176,614
Vessel operating expenses	196,536	242,332	48,158	190,661	677,687
Time-charter hire expense	74,478	—	—	139,701	214,179
Depreciation and amortization	129,293	96,915	63,641	138,759	428,608
General and administrative (2)	60,359	52,854	20,586	89,817	223,616
Asset impairments	43,185	—	—	112,103	155,288
Net loss (gain) on sale of vessels and equipment	171	(4,888)	—	488	(4,229)
Bargain purchase gain	—	(68,535)	—	—	(68,535)
Goodwill impairment	—	—	—	36,652	36,652
Restructuring charges	5,351	—	—	139	5,490

Income (loss) from vessel operations	6,652	146,132	134,794	(179,166)	108,412

Total assets of operating segments at December 31, 2011	1,891,496	2,527,095	2,924,653	2,572,685	9,915,929

Year ended December 31, 2010	Shuttle Tanker and FSO Segment $	FPSO Segment $	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $
Revenues (1)	622,195	463,931	248,378	761,249	2,095,753
Voyage expenses	111,003	—	29	134,065	245,097
Vessel operating expenses	182,614	209,283	46,497	192,153	630,547
Time-charter hire expense	89,768	—	—	196,224	285,992
Depreciation and amortization	127,438	95,784	62,904	154,579	440,705
General and administrative (2)	51,281	42,714	20,147	79,601	193,743
Asset impairments	19,480	—	—	31,730	51,210
Net (gain) loss on sale of vessels and equipment	—	—	(4,340)	2,280	(2,060)
Restructuring charges	704	—	394	15,298	16,396

Income (loss) from vessel operations	39,907	116,150	122,747	(44,681)	234,123

(1)	FPSO segment includes $59.2 million in revenue for the year ended December 31, 2010, related to operations in previous years as a result of executing a contract amendment in March 2010.
(2)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

Reconciliation of Total Segment Assets

A reconciliation of total segment assets to amounts presented in the accompanying consolidated balance sheets is as follows:

	December 31, 2012 $	December 31, 2011 $
Total assets of all segments	9,719,938	9,915,929
Cash	639,491	692,127
Accounts receivable and other assets	642,596	529,621

Consolidated total assets	11,002,025	11,137,677

Revenues and Percentage of Consolidated Revenues

The following table presents revenues and percentage of consolidated revenues for customers that accounted for more than 10% of the Company’s consolidated revenues during the periods presented. All of these customers are international oil companies.

(U.S. dollars in millions)	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Statoil ASA (1)	$299.1 or 15%	$283.7 or 15%	$330.4 or 16%
Petroleo Brasileiro SA (1)	$289.3 or 15%	$224.9 or 12%	$226.0 or 11%
BP PLC (2)	(3)	(3)	$222.2 or 11%

(1)	Shuttle tanker and FSO, FPSO and conventional tanker segments
(2)	Shuttle tanker and FSO, FPSO, liquefied gas and conventional tanker segments
(3)	Less than 10%

Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Summarized Balance Sheet of Variable Interest Entity (VIE)

The following table summarizes the balance sheet of the Voyageur Spirit as at December 31, 2012:

$
ASSETS
Cash and cash equivalents	9,756
Other current assets	11,380
Vessels and equipment	455,819
Deferred tax assets	1,955

Total assets	478,910

LIABILITIES AND EQUITY
Accounts payable	18,359
Accrued liabilities	3,687
Long-term debt(note 8)	230,359
Derivative liabilities	4,509
Other long-term liabilities	13,344

Total liabilities	270,258
Total equity	208,652

Total liabilities and total equity	478,910

Summary of Preliminary and Final Fair Values of Assets Acquired and Liabilities Assumed, Including VIE

The following table summarizes the preliminary and final purchase price allocation, which included the Voyageur Spirit VIE, by the Company at November 30, 2011:

	Preliminary $	Revisions $	Final $
ASSETS
Cash and cash equivalents	50,230	—	50,230
Other current assets	29,209	—	29,209
Vessels and equipment	869,952	22,400	892,352
Deferred income taxes	3,307	—	3,307
Investment in Sevan Marine	49,200	(12,100)	37,100
Other assets—long-term	659	—	659

Total assets acquired	1,002,557	10,300	1,012,857

Current liabilities	41,376	—	41,376
In-process revenue contracts	158,968	—	158,968
Long-term debt (note 8)	220,497	—	220,497
Other long-term liabilities	6,036	—	6,036
Non-controlling interest	144,600	—	144,600

Total liabilities assumed	571,477	—	571,477

Net assets acquired	431,080	—	441,380

Bargain purchase gain	(58,235)	(10,300)	(68,535)

Cash consideration	372,845	—	372,845

Comparative Summarized Consolidated Pro Forma Financial Information

The following table shows comparative summarized consolidated pro forma financial information for the Company for the years ended December 31, 2011 and 2010, giving effect to the Company’s acquisition of the Sevan FPSO units as if it had taken place on January 1, 2010:

	Pro Forma Year Ended December 31, 2011 (unaudited) $	Pro Forma Year Ended December 31, 2010 (unaudited) $
Revenues	2,109,929	2,284,336
Net loss	(372,132)	(176,456)
Loss per common share
- Basic	(5.03)	(3.79)
- Diluted	(5.03)	(3.79)

Financing Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Proceeds Received from Financial Transactions

During the years ended December 31, 2012, 2011, and 2010, the Company’s publicly traded subsidiaries, Teekay Tankers, Teekay Offshore and Teekay LNG completed the following public offerings and equity placements:

	Total Proceeds Received $	Less: Teekay Corporation Portion $	Offering Expenses $	Net Proceeds Received $
2012
Teekay Offshore Public Offerings	219,474	(4,389)	(8,164)	206,921
Teekay Offshore Direct Equity Placement	45,919	(919)	—	45,000
Teekay Tankers Public Offerings	69,000	—	(3,229)	65,771
Teekay LNG Public Offering	189,243	(3,784)	(6,927)	178,532
2011
Teekay Tankers Public Offerings	112,054	—	(4,820)	107,234
Teekay Offshore Private Equity Placement	420,145	(230,144)	(279)	189,722
Teekay LNG Public Offerings	356,133	(7,123)	(14,909)	334,101
2010
Teekay Offshore Public Offerings	419,989	(8,400)	(18,645)	392,944
Teekay Tankers Public Offerings	243,977	(32,000)	(9,279)	202,698
Teekay LNG Direct Equity Placement	51,020	(1,020)	—	50,000

(1)	Consists of the portion Teekay Corporation subscribed for in the public offering or equity placement.

As a result of the public offerings and equity placements of Teekay Tankers, Teekay Offshore and Teekay LNG, the Company recorded increases to retained earnings of $88.7 million (2012), $124.2 million (2011) and $123.2 million (2010). These amounts represent Teekay’s dilution gains from the issuance of units and shares in these consolidated subsidiaries.

Goodwill, Intangible Assets and In-Process Revenue Contracts (Tables)	12 Months Ended
Dec. 31, 2012
Carrying Amount of Goodwill for Company's Reportable Segment

The carrying amount of goodwill for the years ended December 31, 2012 and 2011, for the Company’s reportable segments are as follows:

	Shuttle Tanker and FSO Segment $	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $
Balance as of December 31, 2010	130,908	35,631	36,652	203,191
Goodwill impairment	—	—	(36,652)	(36,652)

Balance as of December 31, 2011 and 2012	130,908	35,631	—	166,539

Summary of Intangible Assets

As at December 31, 2012, the Company’s intangible assets consisted of:

	Weighted-Average Amortization Period (Years)	Gross Carrying Amount $	Accumulated Amortization $	Net Carrying Amount $
Customer contracts	13.7	316,684	(191,587)	125,097
Other intangible assets	0.9	1,280	(241)	1,039

	13.6	317,964	(191,828)	126,136

As at December 31, 2011 the Company’s intangible assets consisted of:

	Weighted-Average Amortization Period (Years)	Gross Carrying Amount $	Accumulated Amortization $	Net Carrying Amount $
Customer contracts	15.6	329,815	(194,266)	135,549
Other intangible assets	4.5	11,430	(10,237)	1,193

	15.2	341,245	(204,503)	136,742

Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Liabilities

	December 31, 2012 $	December 31, 2011 $
Voyage and vessel expenses	144,250	209,058
Interest	66,125	63,310
Payroll and benefits and other	100,452	83,528
Deferred revenue	52,391	38,690

	363,218	394,586

Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Long-Term Debt
Long-Term Debt

	December 31, 2012	December 31, 2011
	$	$
Revolving Credit Facilities	1,627,979	2,244,634
Senior Notes (8.5%) due January 15, 2020	447,115	446,825
Norwegian Kroner-denominated Bonds due through May 2017	467,223	100,417
U.S. Dollar-denominated Term Loans due through 2021	2,432,374	2,069,860
U.S. Dollar-denominated Term Loan Variable Interest Entity due October 2016	230,359	220,450
Euro-denominated Term Loans due through 2023	341,382	348,905
U.S. Dollar-denominated Unsecured Demand Loans due to Joint Venture Partners	13,282	13,282

Total	5,559,714	5,444,373
Less current portion	797,411	401,376

Long-term portion	4,762,303	5,042,997

Operating and Direct Financing Leases (Tables)	12 Months Ended
Dec. 31, 2012
Estimated Future Minimum Rental Payments to be Received and Paid Under Lease Contracts

As at December 31, 2012, the total estimated future minimum rental payments to be received and paid under the lease contracts are as follows:

Year	Head Lease Receipts (1)	Sublease Payments(1)(2)
2013	28,843	24,779
2014	28,828	24,779
2015	22,188	24,779
2016	21,242	24,779
2017	21,242	24,779
Thereafter	239,063	278,884

Total	$361,406	$402,779

(1)	The Head Leases are fixed-rate operating leases while the Subleases have a small variable-rate component. As at December 31, 2012, the Teekay Tangguh Subsidiary had received $149.0 million of aggregate Head Lease receipts and had paid $90.6 million of aggregate Sublease payments. The portion of the Head Lease receipts that haven’t been recognized into earnings are deferred and amortized on a straight line basis over the lease terms and as at December 31, 2012, $39.1 million of Head Lease receipts had been deferred and included in other long-term liabilities in the Company’s consolidated balance sheets.
(2)	The amount of payments under the Subleases are updated annually to reflect any changes in the lease payments due to changes in tax law.

Net Investment in Direct Financing Leases

The time-charters for two of the Company’s LNG carriers, one FSO unit and equipment that reduce volatile organic compound emissions (or VOC equipment) are accounted for as direct financing leases. The following table lists the components of the net investments in direct financing leases:

	December 31, 2012 $	December 31, 2011 $
Total minimum lease payments to be received	675,013	741,604
Estimated unguaranteed residual value of leased properties	203,465	203,465
Initial direct costs and other	1,409	1,636
Less unearned revenue	(443,286)	(486,797)

Total	436,601	459,908
Less current portion	12,303	23,171

Long-term portion	424,298	436,737

Capital Lease Obligations and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2012
Capital Lease Obligations

Capital Lease Obligations

	December 31, 2012 $	December 31, 2011 $
RasGas II LNG Carriers	472,085	471,397
Suezmax Tankers	165,489	175,650

Total	637,574	647,047
Less current portion	70,272	47,203

Long-term portion	567,302	599,844

Schedule of Repayments of Capital Leases Including Imputed Interest

As at December 31, 2012, the commitments under these capital leases approximated $977.1 million, including imputed interest of ($505.0) million, repayable as follows:

Year	Commitment
2013	$24,000
2014	$24,000
2015	$24,000
2016	$24,000
2017	$24,000
Thereafter	$857,128

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value of Financial Instruments and Other Non-Financial Assets

The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Company’s financial instruments that are not accounted for at a fair value on a recurring basis.

		December 31, 2012		December 31, 2011
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring
Cash and cash equivalents, restricted cash, and marketable securities	Level 1	1,178,118	1,178,118	1,200,063	1,200,063
Derivative instruments(note 15)
Interest rate swap agreements—assets(1)	Level 2	165,688	165,688	159,603	159,603
Interest rate swap agreements—liabilities(1)	Level 2	(667,825)	(667,825)	(707,437)	(707,437)

Cross currency interest swap agreement	Level 2	13,886	13,886	2,677	2,677
Foreign currency contracts	Level 2	2,885	2,885	(4,362)	(4,362)
Foinaven embedded derivative	Level 2	—	—	3,385	3,385
Non-recurring
Vessels and equipment(note 18b)	Level 2	287,983	287,983	118,682	118,682
Equity accounted investments(2)	Level 3	—	—	9,623	9,623
Vessels held for sale(note 18b)	Level 2	22,364	22,364	19,000	19,000
Other
Investment in term loans	Level 3	188,756	186,048	189,666	190,939
Loans to equity accounted investees and joint venture partners—Current	Level 3	139,183	139,183	—	—
Loans to equity accounted investees and joint venture partners—Long-term	(3)	67,720	(3)	85,248	(3)
Long-term debt—public(note 8)	Level 1	(914,338)	(949,326)	(547,242)	(533,999)
Long-term debt—non-public(note 8)	Level 2	(4,645,376)	(4,329,117)	(4,897,131)	(4,538,215)

(1)	The fair value of the Company’s interest rate swap agreements at December 31, 2012 includes $21.6 million (December 31, 2011- $24.5 million) of net accrued interest which is recorded in accrued liabilities and accounts receivable on the consolidated balance sheets.
(2)	The fair value measurement used to determine the impairment of the investment in Petrotrans Holdings Ltd. (or PTH) was based upon the estimated liquidation values of the underlying net assets of the investment.
(3)	In these consolidated financial statements the Company’s loans to and equity investments in equity accounted investees form the aggregate carrying value of the Company’s interests in entities accounted for by the equity method. In addition, the loans to joint venture partners together with the joint venture partner’s equity investment in joint venture form the net aggregate carrying value of the joint venture partner’s interest in the joint venture. The fair value of the individual components of such aggregate interests is not determinable.

Capital Stock (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Stock Option Activity and Related Information

A summary of the Company’s stock option activity and related information for the years ended December 31, 2012, 2011, and 2010, are as follows:

	December 31, 2012		December 31, 2011		December 31, 2010
	Options	Weighted- Average	Options	Weighted- Average	Options	Weighted- Average
	(000’s)	Exercise Price	(000’s)	Exercise Price	(000’s)	Exercise Price
	#	$	#	$	#	$
Outstanding—beginning of year	5,713	32.47	6,123	31.54	5,983	31.46
Granted	433	27.69	96	34.93	733	24.42
Exercised	(733)	15.85	(363)	16.14	(380)	15.12
Forfeited / expired	(128)	31.81	(143)	33.11	(213)	29.00

Outstanding—end of year	5,285	34.40	5,713	32.47	6,123	31.54

Exercisable—end of year	4,561	35.54	4,656	35.40	3,963	36.80

Non-vested Stock Option Activity and Related Information

A summary of the Company’s non-vested stock option activity and related information for the years ended December 31, 2012, 2011 and 2010, are as follows:

	December 31, 2012		December 31, 2011		December 31, 2010
	Options	Weighted- Average	Options	Weighted- Average		Weighted- Average
	(000’s)	Grant Date Fair Value	(000’s)	Grant Date Fair Value	(000’s)	Grant Date Fair Value
	#	$	#	$	#	$
Outstanding non-vested stock options—beginning of year	1,057	6.40	2,160	6.36	2,684	6.56
Granted	433	8.72	96	11.27	733	8.16
Vested	(747)	5.44	(1,071)	6.18	(1,084)	7.48
Forfeited	(20)	8.24	(128)	11.47	(173)	10.06

Outstanding non-vested stock options—end of year	723	8.74	1,057	6.40	2,160	6.36

Details Regarding Outstanding and Exercisable Stock Options

Further details regarding the Company’s outstanding and exercisable stock options at December 31, 2012 are as follows:

	Outstanding Options			Exercisable Options
	Options (000’s)	Weighted- Average Remaining Life	Weighted- Average Exercise Price	Options (000’s)	Weighted- Average Remaining Life	Weighted- Average Exercise Price
Range of Exercise Prices	#	(Years)	$	#	(Years)	$
$10.00 – $14.99	689	6.2	11.84	689	6.2	11.84
$15.00 – $19.99	107	0.2	19.59	107	0.2	19.59
$20.00 – $24.99	626	7.1	24.39	392	7.1	24.37
$25.00 – $29.99	433	9.2	27.69	—	—	—
$30.00 – $34.99	429	2.6	33.84	373	1.8	33.67
$35.00 – $39.99	741	3.3	38.98	741	3.3	38.98
$40.00 – $44.99	1,246	5.2	40.41	1,246	5.2	40.41
$45.00 – $49.99	345	2.2	46.80	345	2.2	46.80
$50.00 – $59.99	666	4.2	51.40	666	4.2	51.40
$60.00 – $64.99	3	4.3	60.96	3	4.3	60.96

	5,285	5.0	34.40	4,562	4.4	35.54

Other Income (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Other Income

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2012	2011	2010
	$	$	$
Gain on sale of other assets	2,217	—	—
Volatile organic compound emission plant lease income	1,220	2,900	4,714
(Loss) gain on sale of marketable securities	(2,560)	3,372	1,805
Miscellaneous (loss) income	(511)	6,088	1,008
Loss on notes repurchase	—	—	(12,645)

Other income (loss)	366	12,360	(5,118)

Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2012
Commitment of Foreign Currency Forward Contracts

As at December 31, 2012, the Company was committed to the following foreign currency forward contracts:

			Fair Value /Carrying Amount
	Contract Amount in Foreign Currency (millions)	Average Forward Rate (1)	of Asset (Liability)		Expected Maturity
			Hedge	Non-hedge	2013
			$	$	$
			(in millions of U.S. Dollars)		(in millions of U.S. Dollars)
Norwegian Kroner	201.0	5.93	—	2.1	33.9
Euro	9.8	0.76	—	(0.1)	13.0
Canadian Dollar	9.3	1.01	0.2	—	9.2
British Pound	11.3	0.64	0.3	0.4	17.6

			0.5	2.4	73.7

(1)	Average contractual exchange rate represents the contracted amount of foreign currency one U.S. Dollar will buy.

Commitment of Cross Currency Swaps

As at December 31, 2012, the Company was committed to the following cross currency swaps:

	Notional Amount	Notional Amount	Floating Rate Receivable		Floating Rate Payable			Fair Value / Carrying Amount of Asset /
Maturity			Reference		Reference		Fixed Rate
Date	NOK	USD	Rate	Margin	Rate	Margin	Payable	Liability
2013	600,000	98,500	NIBOR	4.75%	LIBOR	5.04%	(1)	9,890
2015	700,000	122,800	NIBOR	4.75%			5.52%	3,075
2017	600,000	101,400	NIBOR	5.75%			7.49%	3,545
2017	700,000	125,000	NIBOR	5.25%			6.88%	(2,624)

								13,886

(1)	LIBOR subsequently fixed at 1.1%, subject to a LIBOR rate receivable cap of 3.5% (see next section).

Interest Rate Swap Agreements

As at December 31, 2012, the Company was committed to the following interest rate swap agreements related to its LIBOR-based debt, restricted cash deposits and EURIBOR-based debt, whereby certain of the Company’s floating-rate debt and restricted cash deposits were swapped with fixed-rate obligations or fixed-rate deposits:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of Asset / (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%) (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	412,880	(110,590)	24.1	4.9
U.S. Dollar-denominated interest rate swaps (3)	LIBOR	3,170,273	(515,124)	7.9	4.1
U.S. Dollar-denominated interest rate swaps (4)	LIBOR	98,500	(782)	0.9	1.1
LIBOR-Based Restricted Cash Deposit:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	469,260	165,688	24.1	4.8
EURIBOR-Based Debt:
Euro-denominated interest rate swaps (5) (6)	EURIBOR	341,382	(41,329)	11.5	3.1

		4,492,295	(502,137)

(1)	Excludes the margins the Company pays on its variable-rate debt, which, as of December 31, 2012, ranged from 0.3% to 4.25%.
(2)	Principal amount reduces quarterly.
(3)	Principal amount of $200 million is fixed at 2.14%, unless LIBOR exceeds 6%, in which case the Company pays a floating rate of interest.
(4)	The floating LIBOR rate receivable is capped at 3.5%, which effectively results in a fixed rate of 1.12% unless LIBOR exceeds 3.5%, in which case the Company’s related interest rate effectively floats at LIBOR reduced by 2.38%.
(5)	Principal amount reduces monthly to 70.1 million Euros ($92.5 million) by the maturity dates of the swap agreements.
(6)	Principal amount is the U.S. Dollar equivalent of 258.8 million Euros.

Location and Fair Value Amounts of Derivative Instruments

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Company’s consolidated balance sheets.

	Current			Current
	Portion of			Portion of
	Derivative	Derivative	Accrued	Derivative	Derivative
	Assets	Assets	Liabilities	Liabilities	Liabilities
As at December 31, 2012
Derivatives designated as a cash flow hedge:
Foreign currency contracts	441	—	—	(1)	—
Derivatives not designated as a cash flow hedge:
Foreign currency contracts	2,506	—	—	(60)	—
Interest rate swap agreements	16,927	144,247	(22,312)	(115,774)	(525,225)
Cross currency swap agreements	11,795	4,334	719	—	(2,962)

	31,669	148,581	(21,593)	(115,835)	(528,187)

As at December 31, 2011
Derivatives designated as a cash flow hedge:
Foreign currency contracts	1,551	28	—	(1,192)	(264)
Derivatives not designated as a cash flow hedge:
Foreign currency contracts	2,592	3	—	(6,248)	(832)
Interest rate swap agreements	15,608	139,651	(24,750)	(109,897)	(568,446)
Cross currency swap agreements	1,576	875	225	—	—
Foinaven embedded derivative	3,385	—	—	—	—

	24,712	140,557	(24,525)	(117,337)	(569,542)

Effective Portion of Gains (Losses) on Foreign Currency Contracts

For the periods indicated, the following table presents the effective portion of gains (losses) on foreign currency contracts designated and qualifying as cash flow hedges that was recognized in (1) accumulated other comprehensive income (loss) (or AOCI), (2) recorded in accumulated other comprehensive income (loss) during the term of the hedging relationship and reclassified to earnings, and (3) the ineffective portion of gains (losses) on derivative instruments designated and qualifying as cash flow hedges.

Year Ended December 31, 2012				Year Ended December 31, 2011
Balance Sheet (AOCI)	Statement of Loss			Balance Sheet (AOCI)	Statement of Loss
Effective Portion	Effective	Ineffective Portion		Effective Portion	Effective Portion	Ineffective Portion
2,412	—	—	Vessel operating expenses	2,007	918	(568)	Vessel operating expenses
	1,436	(660)	General and administrative expenses		4,636	(223)	General and administrative expenses

2,412	1,436	(660)		2,007	5,554	(791)

Year Ended December 31, 2010
Balance Sheet (AOCI)	Statement of Loss
Effective Portion	Effective Portion	Ineffective Portion

(3,559)	(680)	(3,473)	Vessel operating expenses
	(2,360)	(1,402)	General and administrative expenses

(3,559)	(3,040)	(4,875)

Effect of (Loss) Gain on Derivatives Not Designated as Hedging Instruments

The effect of the (loss) gain on derivatives not designated as hedging instruments in the statements of loss are as follows:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2012	2011	2010
	$	$	$
Realized (losses) gains relating to:
Interest rate swap agreements	(123,277)	(132,931)	(154,098)
Interest rate swap agreement amendments	—	(149,666)	—
Foreign currency forward contracts	1,155	9,965	(2,274)
Forward freight agreements and bunker fuel swap contracts	—	36	(7,914)
Foinaven embedded derivative	11,452	—	—

	(110,670)	(272,596)	(164,286)

Unrealized gains (losses) relating to:
Interest rate swap agreements	26,770	(58,405)	(146,780)
Foreign currency forward contracts	6,933	(11,399)	6,307
Forward freight agreements and bunker fuel swap contracts	—	—	(108)
Foinaven embedded derivative	(3,385)	(322)	5,269

	30,318	(70,126)	(135,312)

Total realized and unrealized losses on derivative instruments	(80,352)	(342,722)	(299,598)

Effect of Gain (Loss) on Cross Currency Swaps

Realized and unrealized gains (losses) of the cross currency swaps are recognized in earnings and reported in foreign currency exchange gain (loss) in the consolidated statements of loss. The effect of the gain (loss) on cross currency swaps on the consolidated statements of loss is as follows:

	Year Ended December 31,
	2012	2011	2010
	$	$	$
Realized gains	3,628	2,881	198
Unrealized gains (losses)	10,715	(1,583)	4,034

Total realized and unrealized gains on cross currency swaps	14,343	1,298	4,232

Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2012
Changes in Operating Assets and Liabilities
a)	The changes in operating assets and liabilities for the years ended December 31, 2012, 2011, and 2010, are as follows:

	Year Ended December 31,
	2012	2011	2010
Accounts receivable	(132,873)	(68,914)	(21,820)
Prepaid expenses and other assets	19,741	(8,225)	12,719
Accounts payable	18,408	12,216	(11,002)
Accrued and other liabilities	(20,485)	(19,424)	65,518

	(115,209)	(84,347)	45,415

Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Loss Per Share

	Year Ended December 31,
	2012 $	2011 $	2010 $
Net loss attributable to stockholders’ of Teekay Corporation	(160,180)	(358,616)	(267,287)

Weighted average number of common shares	69,263,369	70,234,817	72,862,617
Dilutive effect of stock-based compensation	—	—	—

Common stock and common stock equivalents	69,263,369	70,234,817	72,862,617

Loss per common share:
—Basic	(2.31)	(5.11)	(3.67)
—Diluted	(2.31)	(5.11)	(3.67)

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Components of Company's Deferred Tax Assets and Liabilities

The significant components of the Company’s deferred tax assets and liabilities are as follows:

	December 31, 2012 $	December 31, 2011 $
Deferred tax assets:
Vessels and equipment	58,825	76,582
Tax losses carried forward(1)	427,443	380,299
Other	64,194	95,312

Total deferred tax assets	550,462	552,193

Deferred tax liabilities:
Vessels and equipment	26,503	60,776
Long-term debt	33,764	24,918
Other	40,117	45,624

Total deferred tax liabilities	100,384	131,318
Net deferred tax assets	450,078	420,875
Valuation allowance	(421,343)	(398,559)

Net deferred tax assets	28,735	22,316

(1)	Substantially all of the Company’s net operating loss carryforwards of $1.69 billion relate to its Australian ship-owning subsidiaries and its Norwegian subsidiaries. These net operating loss carryforwards are available to offset future taxable income in the respective jurisdictions, and can be carried forward indefinitely.

Components of Provision for Income Taxes

The components of the provision for income taxes are as follows:

	Year Ended December 31, 2012 $	Year Ended December 31, 2011 $	Year Ended December 31, 2010 $
Current	9,167	(6,768)	(13,129)
Deferred	5,239	2,478	19,469

Income tax recovery (expense)	14,406	(4,290)	6,340

Reconciliations of Income Tax Rates and Actual Tax Charge

Reconciliations of the tax charge related to the relevant year at the applicable statutory income tax rates and the actual tax charge related to the relevant year are as follows:

	Year Ended December 31, 2012 $	Year Ended December 31, 2011 $	Year Ended December 31, 2010 $
Net loss before taxes	(325,522)	(372,131)	(172,975)
Net loss not subject to taxes	(129,307)	(341,473)	(416,684)

Net (loss) income subject to taxes	(196,215)	(30,658)	243,709

At applicable statutory tax rates	(15,808)	(8,987)	57,737
Permanent and currency differences	(253,143)	(172,368)	(104,514)
Adjustments to valuation allowances and uncertain tax positions	250,327	179,675	40,863
Other	4,218	5,970	(426)

Tax expense (recovery) related to the current year	(14,406)	4,290	(6,340)

Unrecognized Tax Benefits, Recorded in Other Long-term Liabilities

The following is a roll-forward of the Company’s unrecognized tax benefits, recorded in other long-term liabilities, from January 1, 2010 to December 31, 2012:

	Year ended December 31, 2012 $	Year ended December 31, 2011 $	Year ended December 31, 2010 $
Balance of unrecognized tax benefits as at January 1	39,804	45,302	40,943
Increase for positions taken in prior years	—	83	4,037
Increase for positions related to the current year	4,560	3,308	8,979
Decreases for positions taken in prior years	(5,085)	—	(4,557)
Decreases related to statute of limitations	(9,915)	(8,889)	(4,100)

Balance of unrecognized tax benefits as at December 31	29,364	39,804	45,302

Pension Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Changes in Benefit Obligation and Fair Value of Benefit Plans Assets

The following table provides information about changes in the benefit obligation and the fair value of the Benefit Plans assets, a statement of the funded status, and amounts recognized on the Company’s balance sheets:

	Year Ended December 31, 2012 $	Year Ended December 31, 2011 $
Change in benefit obligation:
Beginning balance	137,172	120,723
Service cost	10,004	8,829
Interest cost	4,436	5,167
Contributions by plan participants	692	739
Actuarial (gain) loss	(12,059)	9,408
Benefits paid	(3,216)	(4,395)
Plan amendments	6,549	—
Foreign currency exchange rate changes and other	4,912	(3,299)

Ending balance	148,490	137,172

Change in fair value of plan assets:
Beginning balance	110,698	102,085
Actual return on plan assets	2,094	2,931
Contributions by the employer	13,404	12,061
Contributions by plan participants	692	739
Benefits paid	(3,166)	(4,339)
Plan amendments	4,328	—
Foreign currency exchange rate changes	6,848	(2,357)
Other	(490)	(422)

Ending balance	134,408	110,698

Funded status deficiency	(14,082)	(26,474)

Amounts recognized in the balance sheets:
Other long-term liabilities	14,082	26,474
Accumulated other comprehensive loss:
Net actuarial losses	(19,449)	(19,929)

(1)	As at December 31, 2012, the estimated amount that will be amortized from accumulated other comprehensive (loss) income into net periodic benefit cost in 2013 is $(1.2) million.

Pension Plans with Benefit Obligations and Accumulated Benefit Obligations in Excess of Plan Assets

The following table provides information for those pension plans with a benefit obligation in excess of plan assets and those pension plans with an accumulated benefit obligation in excess of plan assets:

	December 31, 2012 $	December 31, 2011 $
Benefit obligation	125,945	113,460
Fair value of plan assets	106,616	85,432
Accumulated benefit obligation	4,350	35,358
Fair value of plan assets	2,795	31,815

Components of Net Periodic Pension Cost Relating to Benefit Plans

The components of net periodic pension cost relating to the Benefit Plans for the years ended December 31, 2012, 2011 and 2010 consisted of the following:

	Year Ended December 31, 2012 $	Year Ended December 31, 2011 $	Year Ended December 31, 2010 $
Net periodic pension cost:
Service cost	9,921	8,978	8,616
Interest cost	4,392	5,250	5,091
Expected return on plan assets	(5,270)	(5,805)	(5,431)
Amortization of net actuarial loss	1,980	371	281
Other	577	421	(3,390)

Net cost	11,600	9,215	5,167

Components of Other Comprehensive Loss Relating to Plans

The components of other comprehensive loss relating to the Plans for the years ended December 31, 2012, 2011 and 2010 consisted of the following:

	Year Ended December 31, 2012 $	Year Ended December 31, 2011 $	Year Ended December 31, 2010 $
Other comprehensive income (loss):
Net gain (loss) arising during the period	6,143	(12,052)	(5,711)
Amortization of net actuarial loss (gain)	1,979	319	(1,026)
Other loss	—	—	(390)

Total income (loss)	8,122	(11,733)	(7,127)

Estimated Future Benefit Payments which Reflect Expected Future Service to be Paid by Benefit Plans

The following table provides the estimated future benefit payments, which reflect expected future service, to be paid by the Benefit Plans:

Year	Pension Benefit Payments $
2013	9,264
2014	7,858
2015	6,612
2016	8,491
2017	8,531
2018 – 2022	39,868

Total	80,624

Fair Value of Plan Assets

The fair value of the plan assets, by category, as of December 31, 2012 and 2011 were as follows:

	December 31, 2012	December 31, 2011
Pooled Funds (1)	94,981	82,501
Mutual Funds (2)
Equity investments	19,907	13,852
Debt securities	4,298	3,445
Real estate	3,843	2,092
Cash and money market	672	291
Other	10,707	8,517

Total	134,408	110,698

(1)	The Company has no control over the investment mix or strategy of the pooled funds. The pooled funds guarantee a minimum rate of return. If actual investment returns are less than the guarantee minimum rate, then the provider’s statutory reserves are used to top up the shortfall. The pooled funds primarily invest in hold to maturity bonds, real estate and other fixed income investments, which are expected to provide a stable rate of return.
(2)	The mutual funds primary aim is to provide investors with an exposure to a diversified mix of predominantly growth oriented assets (70%) with moderate to high volatility and some defensive assets (30%).

Schedule of Assumptions Used

The weighted average assumptions used to determine benefit obligations at December 31, 2012 and 2011 were as follows:

	December 31, 2012	December 31, 2011
Discount rates	3.0%	3.2%
Rate of compensation increase	5.5%	4.4%

The weighted average assumptions used to determine net pension expense for the years ended December 31, 2012, 2011 and 2010 were as follows:

	Year Ended December 31, 2012 $	Year Ended December 31, 2011 $	Year Ended December 31, 2010 $
Discount rates	3.0%	3.2%	4.4%
Rate of compensation increase	5.5%	4.4%	4.6%
Expected long-term rates of return (1)	4.8%	5.0%	5.7%

(1)	To the extent the expected return on plan assets varies from the actual return, an actuarial gain or loss results. The expected long-term rates of return on plan assets are based on the estimated weighted-average long-term returns of major asset classes. In determining asset class returns, the Company takes into account long-term returns of major asset classes, historical performance of plan assets, as well as the current interest rate environment. The asset class returns are weighted based on the target asset allocations.

Equity Accounted Investments (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Summary of Company's Investments in and Advances to Joint Ventures

A condensed summary of the Company’s investments in and advances to equity accounted investments are as follows (in thousands of dollars, except percentages):

		As at December 31,
Investments in Equity Accounted Investments	Ownership Percentage	2012 $	2011 $
Malt Joint Venture (note 3b)	52%	183,724	—
RasGas 3 Joint Venture	40%	107,386	97,423
Exmar Joint Venture	50%	82,737	81,242
Angola Joint Venture	33%	28,699	16,063
Sevan Marine Equity Investment (note 3a)	43%	39,223	34,898
Tiro and Sidon Joint Venture	50%	30,024	—
Other	40% to 50%	8,250	10,911

Total		480,043	240,537

		As at December 31,
Loans to Equity Accounted Investees	Ownership Percentage	2012	2011
Sevan Marine Equity Investment	43%	133,000	50,000
Tiro and Sidon Joint Venture	50%	18,121	—
Other	40% to 50%	55,782	35,248
Total		206,903	85,248

Condensed Summary of Company's Financial Information for Joint Venture

A condensed summary of the Company’s financial information for equity accounted investments (33% to 52% owned) shown on a 100% basis are as follows:

	As at December 31,
	2012 (1)(2)	2011 (2)
Cash and restricted cash	229,963	184,296
Other assets- current	125,152	105,925
Vessels and equipment	2,114,435	462,335
Net investment in direct financing leases	1,938,011	1,728,902
Other assets—non-current	228,887	188,384
Current portion of long-term debt (3)	1,106,706	106,584
Other liabilities—current	193,785	138,945
Long-term debt	1,911,419	1,567,215
Other liabilities—non-current	469,220	395,750

	Year ended December 31,
	2012 (1)(2)	2011 (2)	2010 (4)
Revenues	659,030	303,607	232,516
Income from vessel operations	241,702	118,408	91,290
Realized and unrealized loss on derivative instruments	(56,307)	(127,230)	(95,750)
Net income (loss)	120,395	(48,996)	(44,794)

(1)	The results included for the Teekay LNG-Marubeni Joint Venture are from the date of acquisition of the MALT LNG Carriers which were acquired on February 28, 2012.
(2)	The results included for the Angola Joint Venture are from the time the vessels were delivered in August, September, October 2011 and January 2012, respectively.
(3)	The Teekay LNG-Marubeni Joint Venture expects to refinance its existing debt facility maturing in August 2013 with two long-term project facilities and a medium-term facility, secured by all of the vessels under the joint venture as well as through several guarantees from the joint venture partners based on their relative share holdings.
(4)	The results included for the Excalibur and Excelsior Joint Ventures are from November 4, 2010.

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended			1 Months Ended			12 Months Ended
	Mar. 31, 2008	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2009 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2012 Vision Incentive Plan [Member]	Dec. 31, 2011 Vision Incentive Plan [Member]	Dec. 31, 2011 Prepaid expenses into accounts receivable [Member]	Dec. 31, 2011 Accounts payable into accounts receivable [Member]	Dec. 31, 2012 Crude oil tanker [Member]	Dec. 31, 2012 Refined product tanker [Member]	Dec. 31, 2012 LNG carriers [Member]	Dec. 31, 2012 LPG carrier [Member]	Dec. 31, 2012 Minimum [Member] Dry docking activity [Member]	Dec. 31, 2012 Minimum [Member] FPSO [Member]	Dec. 31, 2012 Maximum [Member] Dry docking activity [Member]	Dec. 31, 2012 Maximum [Member] FPSO [Member]
Property, Plant and Equipment [Line Items]
Reclassification of prior period adjustment								$ 10.1	$ 4
Property, plant and equipment, useful life										25 years	25 years	35 years	30 years	2 years 6 months	20 years	5 years	30 years
Condition for claiming depreciation vessel's estimated useful life		Commencing the date the vessel is delivered from the shipyard, or a shorter period if regulations prevent the Company from operating the vessels for those periods of time
Depreciation of vessels and equipment, excluding amortization of dry docking expenditures		364.3	356	355.5
Amortization of vessels accounted for as capital leases		30.1	34.7	33.5
Interest costs capitalized to vessels and equipment		34.9	8.1	14
Asset retirement obligation		24.7	21.2
Associated receivable recorded in other non-current assets from third parties		6.4	6.1
Interim distribution made to certain participants in restricted stock units	13.3
Restricted stock units with New Participants Reserve Pool allocation under the VIP					187,400
Vision Incentive Plan Expense			1.3	2.4
VIP Liability						$ 0	$ 0

Summary of Significant Accounting Policies - Summarized Dry Docking Activity (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Balance at the end of the year	$ 7,321,058	$ 7,890,761
Dry docking activity [Member]
Property, Plant and Equipment [Line Items]
Balance at the beginning of the year	128,987	143,103	172,053
Costs incurred for drydocking	35,336	54,296	57,156
Dry-dock amortization	(57,082)	(67,180)	(86,106)
Write down / sale of vessels	(6,313)	(1,232)
Balance at the end of the year	$ 100,928	$ 128,987	$ 143,103

Summary of Significant Accounting Policies - Summary of Financing Receivables (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other loan receivables
Loans to equity accounted investees and joint venture partners	$ 206,903	$ 85,248
Total direct financing leases and other loan receivables	833,964	734,558
Payment activity [Member] | Performing [Member]
Summary of financing receivables
Direct financing leases	436,601	459,908
Other loan receivables
Long term receivable included in other assets	1,704	786
Collateral [Member]
Other loan receivables
Investment in term loans and interest receivable	69,371
Collateral [Member] | Performing [Member]
Other loan receivables
Investment in term loans and interest receivable	119,385	188,616
Other internal metrics [Member] | Performing [Member]
Other loan receivables
Loans to equity accounted investees and joint venture partners	$ 206,903	$ 85,248

Summary of Significant Accounting Policies - Summary of Financing Receivables (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012 Vessel	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Ownership percentage		49.00%
Number of vessels held as collateral	1
Subsequent Event [Member]
Financing Receivable, Recorded Investment [Line Items]
Number of vessels held as collateral	2
Minimum [Member]
Financing Receivable, Recorded Investment [Line Items]
Percentage of carrying value of loan	95.00%
Teekay Tangguh Borrower LLC [Member] | Teekay LNG [Member]
Financing Receivable, Recorded Investment [Line Items]
Ownership percentage	99.00%
Teekay Tangguh Borrower LLC [Member] | Teekay BLT Corporation [Member]
Financing Receivable, Recorded Investment [Line Items]
Ownership percentage	70.00%
Loans to equity accounted investees and joint venture partners carrying value	24	19.1

Summary of Significant Accounting Policies - Schedule of Accumulated Other Comprehensive (Loss) Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Accumulated Other Comprehensive Income (Loss), Qualifying Cash Flow Hedging Instruments	$ 341	$ (306)	$ 2,295	$ 2,923
Accumulated Other Comprehensive Income (Loss), Pension Adjustments	(16,253)	(22,941)	(17,539)	(10,294)
Accumulated Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Available for Sale Marketable Securities		(656)	7,073	5,837
Accumulated Other Comprehensive Income (Loss), Foreign Exchange Gain (Loss) on Currency Translation	1,144
Accumulated Other Comprehensive Income (Loss), Total	(14,768)	(23,903)	(8,171)	(1,534)
Other comprehensive (loss) income, Qualifying cash flow hedging instruments	647	(2,601)	(628)
Other comprehensive (loss) income, Pension adjustments	6,688	(5,402)	(7,245)
Other Comprehensive (loss) income, Unrealized gain on available for sale marketable securities	656	(7,729)	1,236
Accumulated Other Comprehensive Income (Loss), Foreign Exchange Gain (Loss) on Currency Translation	1,144
Other comprehensive income (loss)	$ 9,135	$ (15,732)	$ (6,637)

Segment Reporting - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012 Segment
Segment Reporting Information [Line Items]
Number of reportable segments	4
Long Term Fixed-rate time-charter contracts [Member] | Minimum [Member]
Segment Reporting Information [Line Items]
Charter period	1 year
Short Term Fixed-rate time-charter contracts [Member] | Maximum [Member]
Segment Reporting Information [Line Items]
Charter period	1 year

Segment Reporting - Segment Results Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
REVENUES	$ 1,956,235	$ 1,953,782	$ 2,095,753
Voyage expenses	138,283	176,614	245,097
Vessel operating expenses	730,119	677,687	630,547
Time-charter hire expense	130,739	214,179	285,992
Depreciation and amortization	455,898	428,608	440,705
General and administrative	202,967	223,616	193,743
Asset impairments	434,082	155,288	51,210
Net (gain) loss on sale of vessels and equipment	6,975	(4,229)	(2,060)
Bargain purchase gain		(68,535)
Goodwill impairment		36,652
Restructuring charges	7,565	5,490	16,396
(Loss) income from vessel operations	(150,393)	108,412	234,123
Total assets of operating segments	9,719,938	9,915,929
FPSO Segment [Member]
Segment Reporting Information [Line Items]
REVENUES	581,215	464,810	463,931
Voyage expenses	232
Vessel operating expenses	331,124	242,332	209,283
Depreciation and amortization	135,413	96,915	95,784
General and administrative	68,035	52,854	42,714
Net (gain) loss on sale of vessels and equipment		(4,888)
Bargain purchase gain		(68,535)
(Loss) income from vessel operations	46,411	146,132	116,150
Total assets of operating segments	2,824,832	2,527,095
Shuttle tanker and FSO segment [Member]
Segment Reporting Information [Line Items]
REVENUES	613,388	613,768	622,195
Voyage expenses	104,382	97,743	111,003
Vessel operating expenses	175,459	196,536	182,614
Time-charter hire expense	56,989	74,478	89,768
Depreciation and amortization	125,104	129,293	127,438
General and administrative	54,139	60,359	51,281
Asset impairments	28,830	43,185	19,480
Net (gain) loss on sale of vessels and equipment	1,112	171
Goodwill impairment
Restructuring charges	652	5,351	704
(Loss) income from vessel operations	66,721	6,652	39,907
Total assets of operating segments	1,709,674	1,891,496
Liquefied Gas Segment [Member]
Segment Reporting Information [Line Items]
REVENUES	286,237	272,041	248,378
Voyage expenses	283	4,862	29
Vessel operating expenses	45,972	48,158	46,497
Depreciation and amortization	69,064	63,641	62,904
General and administrative	21,969	20,586	20,147
Net (gain) loss on sale of vessels and equipment			(4,340)
Goodwill impairment
Restructuring charges			394
(Loss) income from vessel operations	148,949	134,794	122,747
Total assets of operating segments	3,148,037	2,924,653
Conventional tanker segment [Member]
Segment Reporting Information [Line Items]
REVENUES	475,395	603,163	761,249
Voyage expenses	33,386	74,009	134,065
Vessel operating expenses	177,564	190,661	192,153
Time-charter hire expense	73,750	139,701	196,224
Depreciation and amortization	126,317	138,759	154,579
General and administrative	58,824	89,817	79,601
Asset impairments	405,252	112,103	31,730
Net (gain) loss on sale of vessels and equipment	5,863	488	2,280
Goodwill impairment		36,652
Restructuring charges	6,913	139	15,298
(Loss) income from vessel operations	(412,474)	(179,166)	(44,681)
Total assets of operating segments	$ 2,037,394	$ 2,572,685

Segment Reporting - Segment Results Information (Parenthetical) (Detail) (FPSO Segment [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2010
FPSO Segment [Member]
Segment Reporting Information [Line Items]
Revenue related to operations in previous years	$ 59.2

Segment Reporting - Reconciliation of Total Segment Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Total assets of all segments	$ 9,719,938	$ 9,915,929
Cash	639,491	692,127	779,748	422,510
Accounts receivable and other assets	642,596	529,621
Total assets	$ 11,002,025	$ 11,137,677

Segment Reporting - Revenues and Percentage of Consolidated Revenues (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statoil ASA [Member]
Segment Reporting Information [Line Items]
Revenue of Significant Customer	$ 299.1	$ 283.7	$ 330.4
Percentage of Revenue of Significant Customer	15.00%	15.00%	16.00%
Petroleo Brasileiro SA [Member]
Segment Reporting Information [Line Items]
Revenue of Significant Customer	289.3	224.9	226
Percentage of Revenue of Significant Customer	15.00%	12.00%	11.00%
BP PLC [Member]
Segment Reporting Information [Line Items]
Revenue of Significant Customer			$ 222.2
Percentage of Revenue of Significant Customer			11.00%

Segment Reporting - Revenues and Percentage of Consolidated Revenues (Parenthetical) (Detail) (Maximum [Member])	12 Months Ended
Dec. 31, 2012
Maximum [Member]
Segment Reporting Information [Line Items]
Percentage of revenue for BP PLC	10.00%

Acquisitions - Additional Information (Detail) (USD $)	12 Months Ended							12 Months Ended		12 Months Ended				12 Months Ended				12 Months Ended	1 Months Ended		1 Months Ended			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Teekay LNG-Marubeni Joint Venture [Member]	Feb. 28, 2012 Teekay LNG-Marubeni Joint Venture [Member]	Feb. 28, 2012 Teekay LNG-Marubeni Joint Venture [Member] Secured Debt [Member]	Feb. 28, 2012 Teekay LNG-Marubeni Joint Venture [Member] Shareholders' Equity [Member]	Dec. 31, 2012 FPSO unit Sevan Hummingbird [Member]	Nov. 30, 2011 FPSO unit Sevan Hummingbird [Member]	Dec. 31, 2012 FPSO unit Sevan Piranema [Member]	Dec. 31, 2012 Sevan Marine ASA [Member]	Dec. 31, 2011 Sevan Marine ASA [Member]	Nov. 30, 2011 Sevan Marine ASA [Member]	Dec. 31, 2012 Voyageur Spirit [Member] Subsequent Event [Member]	Nov. 30, 2011 Voyageur Spirit [Member] Minimum [Member]	Nov. 30, 2011 Voyageur Spirit [Member] Maximum [Member]	Nov. 30, 2011 Voyageur Spirit [Member] Capital Addition Purchase Commitments [Member]	Dec. 31, 2011 FPSO Segment [Member]	Nov. 30, 2012 Teekay Offshore [Member]	Nov. 30, 2011 Teekay Offshore [Member] FPSO unit Sevan Piranema [Member]	Feb. 28, 2012 Teekay LNG [Member] Carriers	Feb. 28, 2012 Teekay LNG [Member] Teekay LNG-Marubeni Joint Venture [Member]	Feb. 28, 2012 Teekay LNG [Member] Teekay LNG-Marubeni Joint Venture [Member] Secured Debt [Member]	Feb. 28, 2012 Teekay LNG [Member] Teekay LNG-Marubeni Joint Venture [Member] Shareholders' Equity [Member]
Business Acquisition [Line Items]
Acquisition cost					$ 1,300,000,000				$ 184,000,000				$ 25,000,000				$ 94,000,000			$ 164,000,000
Assume existing credit facility																	230,000,000
Outstanding balance of credit facility																	220,500,000
Purchase price of acquisition															140,000,000	150,000,000			55,000,000
Extension option of contract								Includes five three-month extension options		Up to 11 one-year extension options
Extension option period														5 years					10 years
Bargain purchase gain		68,535,000																68,535,000
REVENUES																		14,500,000
Income from acquisition, including bargain purchase gain																		68,400,000
Acquisition-related expenses																		1,100,000
Percentage of ownership in LNG carriers				52.00%	100.00%						43.00%	40.00%	40.00%									52.00%
Number of vessels																					6
Financed amount						1,060,000,000	266,000,000
Percentage of secured debt guaranteed by the Partnership																							52.00%
Restricted cash deposits relating to certain term loans	494,429,000	495,784,000																					30,000,000
Financed amount through equity contributions																								138,200,000
Additional share of legal and financing costs	$ 183,554,000	$ 38,496,000	$ 45,480,000																			$ 5,800,000

Acquisitions - Summarized Balance Sheet of Variable Interest Entity (VIE) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 28, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents	$ 639,491	$ 692,127	$ 779,748		$ 422,510
Vessels and equipment	7,321,058	7,890,761
Total assets	11,002,025	11,137,677
LIABILITIES AND EQUITY
Accounts payable	111,474	93,065
Accrued liabilities	363,218	394,586
Long-term debt(note 8)	4,762,303	5,042,997
Derivative liabilities	528,187	569,542
Other long-term liabilities	220,079	220,986		2,000
Total liabilities	7,781,736	7,795,576
Total equity	3,191,474	3,303,794	3,332,008		3,095,670
Total liabilities and equity	11,002,025	11,137,677
Voyageur Spirit [Member]
ASSETS
Cash and cash equivalents	9,756
Other current assets	11,380
Vessels and equipment	455,819
Deferred tax assets	1,955
Total assets	478,910
LIABILITIES AND EQUITY
Accounts payable	18,359
Accrued liabilities	3,687
Long-term debt(note 8)	230,359
Derivative liabilities	4,509
Other long-term liabilities	13,344
Total liabilities	270,258
Total equity	208,652
Total liabilities and equity	$ 478,910

Acquisitions - Summary of Preliminary and Final Fair Values of Assets Acquired and Liabilities Assumed, Including VIE (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Nov. 30, 2011 Preliminary [Member]	Nov. 30, 2011 Revisions [Member]	Nov. 30, 2011 Final [Member]
Business Acquisition [Line Items]
Cash and cash equivalents			$ 50,230		$ 50,230
Other current assets			29,209		29,209
Vessels and equipment			869,952	22,400	892,352
Deferred income taxes			3,307		3,307
Investment in Sevan Marine			49,200	(12,100)	37,100
Other assets - long-term			659		659
Total assets acquired			1,002,557	10,300	1,012,857
Current liabilities			41,376		41,376
In-process revenue contracts	180,964	235,296	158,968		158,968
Long-term debt (note 8)			220,497		220,497
Other long-term liabilities			6,036		6,036
Non-controlling interest			144,600		144,600
Total liabilities assumed			571,477		571,477
Net assets acquired			431,080		441,380
Bargain purchase gain			(58,235)	(10,300)	(68,535)
Cash consideration			$ 372,845		$ 372,845

Acquisitions - Comparative Summarized Consolidated Pro Forma Financial Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Business Acquisition Pro Forma Information [Line Items]
REVENUES	$ 2,109,929	$ 2,284,336
Net loss	$ (372,132)	$ (176,456)
Loss per common share
Basic	$ (5.03)	$ (3.79)
Diluted	$ (5.03)	$ (3.79)

Investment in Term Loans - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended				1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Vessel	Feb. 28, 2011 Loans Receivable [Member] Vessel	Dec. 31, 2012 Loans Receivable [Member]	Dec. 31, 2011 Loans Receivable [Member]	Dec. 31, 2012 Loans Receivable [Member] Accounts Receivable [Member]	Dec. 31, 2011 Loans Receivable [Member] Accounts Receivable [Member]	Jul. 31, 2010 Teekay Tankers [Member] Loans Receivable [Member] Term_loan Vessel
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Principal amount outstanding of term loan									$ 115,000,000
Term loan	70,000,000	115,575,000		70,000,000					115,575,000
Interest rate on term loan				9.00%					9.00%
Investment yield									10.00%
Repayment premium on loans outstanding									3.00%
Repayment premium included in principal balance					2,700,000	1,500,000
Acquired term loans									2
Number of VLCC collateralized for loans			1	1					2
Interest receivable recorded as accounts receivables							2,800,000	2,800,000
Investment in term loans					$ 185,600,000

Financing Transactions - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage		49.00%
Amount increases to retained earnings	$ 88,727	$ 124,247	$ 123,203
Teekay LNG [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage	37.50%	40.10%
Interest of Company's general partner	2.00%
Teekay Offshore [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage	29.40%	33.00%	67.00%
Interest of Company's general partner	2.00%
Teekay Tankers [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage	25.10%	26.00%
Teekay Tankers [Member] | Common Class B [Member]
Subsidiary or Equity Method Investee [Line Items]
Common Stock, maximum voting power	49.00%
Common stock number of votes per share	Five votes per share

Financing Transactions - Summary of Public Offerings and Equity Placements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Subsidiary, Sale of Stock [Line Items]
Total Proceeds Received			$ 35,000
Net Proceeds Received	496,224	631,057	645,642
Teekay Offshore [Member]
Subsidiary, Sale of Stock [Line Items]
Total Proceeds Received			35,000
Public Offerings [Member] | Teekay Offshore [Member]
Subsidiary, Sale of Stock [Line Items]
Total Proceeds Received	219,474		419,989
Less: Teekay Corporation portion	(4,389)		(8,400)
Offering Costs	(8,164)		(18,645)
Net Proceeds Received	206,921		392,944
Public Offerings [Member] | Teekay Tankers [Member]
Subsidiary, Sale of Stock [Line Items]
Total Proceeds Received	69,000	112,054	243,977
Less: Teekay Corporation portion			(32,000)
Offering Expenses	(3,229)	(4,820)	(9,279)
Net Proceeds Received	65,771	107,234	202,698
Public Offerings [Member] | Teekay LNG [Member]
Subsidiary, Sale of Stock [Line Items]
Total Proceeds Received	189,243	356,133
Less: Teekay Corporation portion	(3,784)	(7,123)
Offering Costs	(6,927)	(14,909)
Net Proceeds Received	178,532	334,101
Direct Equity Placement [Member] | Teekay Offshore [Member]
Subsidiary, Sale of Stock [Line Items]
Total Proceeds Received	45,919
Less: Teekay Corporation portion	(919)
Offering Costs
Net Proceeds Received	45,000
Direct Equity Placement [Member] | Teekay LNG [Member]
Subsidiary, Sale of Stock [Line Items]
Total Proceeds Received			51,020
Less: Teekay Corporation portion			(1,020)
Offering Costs
Net Proceeds Received			50,000
Private Equity Placement [Member] | Teekay Offshore [Member]
Subsidiary, Sale of Stock [Line Items]
Total Proceeds Received		420,145
Less: Teekay Corporation portion		(230,144)
Offering Costs		(279)
Net Proceeds Received		$ 189,722

Goodwill, Intangible Assets and In-Process Revenue Contracts - Carrying Amount of Goodwill for Company's Reportable Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Segment Reporting Information [Line Items]
Goodwill, Beginning balance	$ 203,191	$ 166,539
Impairment loss	(36,652)
Goodwill, Ending balance	166,539	166,539
Shuttle tanker and FSO segment [Member]
Segment Reporting Information [Line Items]
Goodwill, Beginning balance	130,908	130,908
Impairment loss
Goodwill, Ending balance	130,908	130,908
Liquefied Gas Segment [Member]
Segment Reporting Information [Line Items]
Goodwill, Beginning balance	35,631	35,631
Impairment loss
Goodwill, Ending balance	35,631	35,631
Conventional tanker segment [Member]
Segment Reporting Information [Line Items]
Goodwill, Beginning balance	36,652
Impairment loss	(36,652)
Goodwill, Ending balance

Goodwill, Intangible Assets and In-Process Revenue Contracts - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Goodwill impairment charge (note 6)		$ 36,652,000
Aggregate amortization expense	17,200,000	19,100,000	26,200,000
Amortization of intangible assets, 2013	18,400,000
Amortization of intangible assets, 2014	13,000,000
Amortization of intangible assets, 2015	11,900,000
Amortization of intangible assets, 2016	10,900,000
Amortization of intangible assets, 2017	9,900,000
Amortization of intangible assets, thereafter	62,000,000
Reclassification of unfavorable customer contracts from intangible assets	5,900,000
Write-downs of intangibles and other			31,730,000
Amortization of in-process revenue	(72,933,000)	(46,436,000)	(48,254,000)
OMI Corporation [Member]
Segment Reporting Information [Line Items]
Percentage share of business acquired	50.00%
Teekay Petrojarl And Omi Corporation [Member]
Segment Reporting Information [Line Items]
Amortization of in-process revenue	72,933,000	46,436,000	48,254,000
Amortization of in-process revenue contracts, 2013	61,700,000
Amortization of in-process revenue contracts, 2014	40,200,000
Amortization of in-process revenue contracts, 2015	19,800,000
Amortization of in-process revenue contracts, 2016	19,800,000
Amortization of in-process revenue contracts, 2017	19,800,000
Amortization of in-process revenue contracts, thereafter	80,300,000
Suezmax Tankers [Member]
Segment Reporting Information [Line Items]
Goodwill impairment charge (note 6)		$ 36,652,000

Goodwill, Intangible Assets and In-Process Revenue Contracts - Summary of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted-Average Amortization Period (Years)	13 years 7 months 6 days	15 years 2 months 12 days
Gross Carrying Amount	$ 317,964	$ 341,245
Accumulated Amortization	(191,828)	(204,503)
Net Carrying Amount	126,136	136,742
Customer contracts [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted-Average Amortization Period (Years)	13 years 8 months 12 days	15 years 7 months 6 days
Gross Carrying Amount	316,684	329,815
Accumulated Amortization	(191,587)	(194,266)
Net Carrying Amount	125,097	135,549
Other intangible assets [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted-Average Amortization Period (Years)	10 months 24 days	4 years 6 months
Gross Carrying Amount	1,280	11,430
Accumulated Amortization	(241)	(10,237)
Net Carrying Amount	$ 1,039	$ 1,193

Accrued Liabilities - Accrued Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Accrued Liabilities [Line Items]
Voyage and vessel expenses	$ 144,250	$ 209,058
Interest	66,125	63,310
Payroll and benefits and other	100,452	83,528
Deferred revenue	52,391	38,690
Accrued Liabilities	$ 363,218	$ 394,586

Long-Term Debt - Summary of Long-Term Debt (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Revolving credit facilities [Member] USD ($)	Dec. 31, 2011 Revolving credit facilities [Member] USD ($)	Dec. 31, 2012 Senior Notes (8.5%) due January 15, 2020 [Member] USD ($)	Dec. 31, 2011 Senior Notes (8.5%) due January 15, 2020 [Member] USD ($)	Dec. 31, 2012 Norwegian Kroner-denominated Bonds due through May 2017 [Member] USD ($)	Dec. 31, 2011 Norwegian Kroner-denominated Bonds due through May 2017 [Member] USD ($)	Dec. 31, 2012 U.S. Dollar-denominated Term Loans due through 2021 [Member] USD ($)	Dec. 31, 2011 U.S. Dollar-denominated Term Loans due through 2021 [Member] USD ($)	Dec. 31, 2012 U.S. Dollar-denominated Term Loan Variable Interest Entity due October 2016 [Member] USD ($)	Dec. 31, 2011 U.S. Dollar-denominated Term Loan Variable Interest Entity due October 2016 [Member] USD ($)	Dec. 31, 2012 Euro-denominated Term Loans due through 2023 [Member] USD ($)	Dec. 31, 2012 Euro-denominated Term Loans due through 2023 [Member] EUR (€)	Dec. 31, 2011 Euro-denominated Term Loans due through 2023 [Member] USD ($)	Dec. 31, 2011 Euro-denominated Term Loans due through 2023 [Member] EUR (€)	Dec. 31, 2012 U.S. Dollar-denominated Unsecured Demand Loans due to Joint Venture Partners [Member] USD ($)	Dec. 31, 2011 U.S. Dollar-denominated Unsecured Demand Loans due to Joint Venture Partners [Member] USD ($)	Dec. 31, 2012 Co-venturer [Member] U.S. Dollar-denominated Unsecured Demand Loans due to Joint Venture Partners [Member] USD ($)	Dec. 31, 2011 Co-venturer [Member] U.S. Dollar-denominated Unsecured Demand Loans due to Joint Venture Partners [Member] USD ($)
Debt Instrument [Line Items]
Total	$ 5,559,714,000	$ 5,444,373,000	$ 1,627,979,000	$ 2,244,634,000	$ 447,115,000	$ 446,825,000	$ 467,223,000	$ 100,417,000	$ 2,432,374,000	$ 2,069,860,000	$ 230,359,000	$ 220,450,000	$ 341,382,000	€ 258,800,000	$ 348,905,000	€ 269,200,000	$ 13,300,000	$ 13,300,000	$ 13,282,000	$ 13,282,000
Less current portion	797,411,000	401,376,000
Long-term portion	$ 4,762,303,000	$ 5,042,997,000

Long-Term Debt - Additional Information (Detail)	12 Months Ended					12 Months Ended				12 Months Ended								1 Months Ended									12 Months Ended								12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Senior Notes (8.5%) due January 15, 2020 [Member] USD ($)	Dec. 31, 2011 Senior Notes (8.5%) due January 15, 2020 [Member] USD ($)	Dec. 31, 2012 U.S. Dollar-denominated Unsecured Demand Loans due to Joint Venture Partners [Member] USD ($)	Dec. 31, 2011 U.S. Dollar-denominated Unsecured Demand Loans due to Joint Venture Partners [Member] USD ($)	Dec. 31, 2012 Revolving credit facilities [Member] USD ($) CreditFacility Vessel	Dec. 31, 2011 Revolving credit facilities [Member] USD ($)	Dec. 31, 2012 Revolving credit facilities [Member] Minimum [Member]	Dec. 31, 2011 Revolving credit facilities [Member] Minimum [Member]	Dec. 31, 2012 Revolving credit facilities [Member] Maximum [Member]	Dec. 31, 2011 Revolving credit facilities [Member] Maximum [Member]	Dec. 31, 2012 Norwegian Kroner-denominated Bonds due November 2013 [Member] USD ($)	Nov. 30, 2010 Norwegian Kroner-denominated Bonds due November 2013 [Member] NOK	Nov. 30, 2010 Norwegian Kroner-denominated Bonds due November 2013 [Member] Interest rate swap agreements [Member] USD ($)	Dec. 31, 2012 Norwegian Kroner-denominated bonds due January 2017 [Member] Teekay Offshore [Member] USD ($)	Jan. 31, 2012 Norwegian Kroner-denominated bonds due January 2017 [Member] Teekay Offshore [Member] USD ($)	Jan. 31, 2012 Norwegian Kroner-denominated bonds due January 2017 [Member] Teekay Offshore [Member] NOK	Dec. 31, 2012 Norwegian Kroner-denominated Bonds due through May 2017 [Member] USD ($)	Dec. 31, 2011 Norwegian Kroner-denominated Bonds due through May 2017 [Member] USD ($)	Dec. 31, 2012 Norwegian Kroner-denominated Bonds due through May 2017 [Member] Teekay LNG [Member] USD ($)	May 31, 2012 Norwegian Kroner-denominated Bonds due through May 2017 [Member] Teekay LNG [Member] USD ($)	May 31, 2012 Norwegian Kroner-denominated Bonds due through May 2017 [Member] Teekay LNG [Member] NOK	Dec. 31, 2012 Secured Debt [Member] USD ($) Vessel Term_loan	Dec. 31, 2011 Secured Debt [Member] USD ($) Vessel	Dec. 31, 2012 Secured Debt [Member] Minimum [Member]	Dec. 31, 2011 Secured Debt [Member] Minimum [Member]	Dec. 31, 2012 Secured Debt [Member] Maximum [Member]	Dec. 31, 2011 Secured Debt [Member] Maximum [Member]	Dec. 31, 2012 5.3% term loan [Member] USD ($)	Dec. 31, 2011 5.3% term loan [Member] USD ($)	Dec. 31, 2012 Euro-denominated Term Loans due through 2023 [Member] USD ($)	Dec. 31, 2011 Euro-denominated Term Loans due through 2023 [Member] USD ($)	Dec. 31, 2010 Euro-denominated Term Loans due through 2023 [Member] USD ($)	Dec. 31, 2012 Euro-denominated Term Loans due through 2023 [Member] EUR (€)	Dec. 31, 2011 Euro-denominated Term Loans due through 2023 [Member] EUR (€)	Dec. 31, 2012 Euro-denominated Term Loans due through 2023 [Member] Minimum [Member]	Dec. 31, 2011 Euro-denominated Term Loans due through 2023 [Member] Minimum [Member]	Dec. 31, 2012 Euro-denominated Term Loans due through 2023 [Member] Maximum [Member]	Dec. 31, 2011 Euro-denominated Term Loans due through 2023 [Member] Maximum [Member]	Dec. 31, 2012 Norwegian Kroner Denominated Bonds Due October Two Thousand Fifteen [Member] Teekay LNG [Member] USD ($)	Oct. 31, 2012 Norwegian Kroner Denominated Bonds Due October Two Thousand Fifteen [Member] Teekay LNG [Member] USD ($)	Oct. 31, 2012 Norwegian Kroner Denominated Bonds Due October Two Thousand Fifteen [Member] Teekay LNG [Member] NOK	Dec. 31, 2012 U.S. Dollar-denominated term loan (VIE term loan) [Member] USD ($)	Dec. 31, 2011 U.S. Dollar-denominated term loan (VIE term loan) [Member] USD ($)
Debt Instrument [Line Items]
Aggregate borrowings										$ 2,800,000,000
Undrawn amount of revolving credit facility										1,200,000,000
Number of debt instruments										15																	18
Percentage of margin												0.45%	0.45%	3.25%	3.25%		4.75%			5.75%	5.75%				5.25%	5.25%			0.30%	0.30%	4.25%	4.00%								0.60%	0.60%	2.25%	2.25%		4.75%	4.75%	2.95%	2.95%
LIBOR as at date indicated	0.31%	0.58%																									0.31%	0.58%
Amount reduced under revolving credit facility in first year										740,800,000
Amount reduced under revolving credit facility in second year										741,300,000
Amount reduced under revolving credit facility in third year										226,400,000
Amount reduced under revolving credit facility in fourth year										346,400,000
Amount reduced under revolving credit facility in fifth year										463,000,000
Amount reduced under revolving credit facility thereafter										321,000,000
Collateralized number of vessels by first-priority mortgages granted										58																	36	33
Fixed interest rate on the portion of U. S. Dollar-denominated term loans outstanding						8.50%		4.84%	4.84%
Debt Instrument, face amount						450,000,000											600,000,000				600,000,000					700,000,000																				700,000,000
Percentage over par at which notes sold						99.18%
Effective interest rate						8.63%
Capitalized cost included in other non-current asset						9,400,000
Debt instrument redemption price as percentage of principle amount						100.00%
Debt instrument percentage of principle redeemable with equity offering proceeds						108.50%
Maximum Redemption Percentage Of Aggregate Principal Amount						35.00%
Treasury yield plus 50 basis points						0.50%
Debt instrument, carrying amount																107,800,000			107,800,000					125,800,000																				125,800,000
Fixed interest rates based on interest rate and cross currency swaps																		1.12%		7.49%	7.49%				6.88%	6.88%																			5.52%	5.52%
Margin added to reference rate on cross currency swap																		5.04%
Transfer of principal amount																		98,500,000		101,400,000					125,000,000																				122,800,000
Rate on interest rate swap																		3.50%
LIBOR rate receivable variable																		The floating LIBOR rate receivable from the interest rate swap is capped at 3.5%, which effectively results in a fixed rate of 1.12% unless LIBOR exceeds 3.5%, in which case Teekay Offshore's related interest rate effectively floats at LIBOR, but reduced by 2.38%
Long-term debt	5,559,714,000	5,444,373,000				447,115,000	446,825,000	13,300,000	13,300,000	1,627,979,000	2,244,634,000											467,223,000	100,417,000				2,432,374,000	2,069,860,000					328,000,000	327,700,000	341,382,000	348,905,000		258,800,000	269,200,000								230,400,000	220,500,000
Interest at a weighted-average fixed rate	2.90%	2.60%																															5.30%	5.30%
Number of term loans which have balloon or bullet repayments																											17
Outstanding term loans not guaranteed by Teekay or its subsidiaries																											107,000,000	119,400,000
EURIBOR as at date indicated	0.10%	1.02%
Unrealized foreign exchange gain (loss)	(22,137,000)	11,614,000	21,427,000																																(12,900,000)	12,700,000	32,000,000
Amount reduced under revolving credit facility in first year	797,400,000
Amount reduced under revolving credit facility in second year	1,208,200,000
Amount reduced under revolving credit facility in third year	442,600,000
Amount reduced under revolving credit facility in fourth year	390,200,000
Amount reduced under revolving credit facility in fifth year	1,004,200,000
Amount reduced under revolving credit facility thereafter	1,700,000,000
Vessel market value to loan ratio				113.20%	284.00%
Vessel market value to loan minimum required ratio				105.00%	115.00%
Minimum level of free cash be maintained as per loan agreements	100,000,000	100,000,000
Free liquidity and undrawn revolving credit line as percentage of debt				5.00%	7.50%
Amount of free liquidity and undrawn revolving credit line	$ 319,100,000	$ 318,300,000

Operating and Direct Financing Leases - Additional Information (Detail) (USD $)	12 Months Ended		12 Months Ended
	Dec. 31, 2012 Unit Carriers	Dec. 31, 2011	Dec. 31, 2011 Teekay Tangguh Borrower LLC [Member] Teekay BLT Corporation [Member]	Dec. 31, 2011 Teekay LNG [Member] Teekay BLT Corporation [Member]	Dec. 31, 2012 Teekay LNG [Member] Teekay Tangguh Borrower LLC [Member]	Dec. 31, 2012 Property Available for Operating Lease [Member]
Property Subject to or Available for Operating Lease [Line Items]
Minimum commitments to be incurred by the Company	$ 153,800,000
Minimum commitments to be incurred by the Company in current year	84,400,000
Minimum commitments to be incurred by the Company in second year	35,000,000
Minimum commitments to be incurred by the Company in third year	15,800,000
Minimum commitments to be incurred by the Company in fourth year	9,100,000
Minimum commitments to be incurred by the Company in fifth year	9,100,000
Minimum commitments to be incurred by the Company thereafter	400,000
Minimum scheduled future revenues to be received by the company						9,800,000,000
Minimum scheduled future revenues to be received by the company in current year						1,100,000,000
Minimum scheduled future revenues to be received by the company in second year						1,200,000,000
Minimum scheduled future revenues to be received by the company in third year						1,200,000,000
Minimum scheduled future revenues to be received by the company in fourth year						1,000,000,000
Minimum scheduled future revenues to be received by the company in fifth year						1,000,000,000
Minimum scheduled future revenues to be received by the company thereafter						4,300,000,000
Carrying amount of the vessels accounted for as operating leases	6,100,000,000	5,300,000,000
Cost of the vessels	7,800,000,000	7,200,000,000
Accumulated depreciation of the vessels	1,700,000,000	1,900,000,000
Agreed Purchase Interest in Teekay Tangguh Borrower LLC				69.00%	99.00%
Ownership interest			70.00%
Lease of LNG carriers	2
Tax indemnification guarantee included other long term liabilities	9,400,000	9,900,000
Terms operating leases	20 year
Time charter for carriers	2
Number of FSO unit and equipment	1
Minimum scheduled future revenues to be received by company in next 12 months	50,100,000
Minimum scheduled future revenues to be received by company in second year	48,700,000
Minimum scheduled future revenues to be received by company in third year	47,800,000
Minimum scheduled future revenues to be received by company in fourth year	47,900,000
Minimum scheduled future revenues to be received by company in fifth year	$ 43,000,000

Operating and Direct Financing Leases - Schedule of Estimated Future Minimum Rental Payments to be Received and Paid Under Lease Contracts (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Head Lease Receipts [Member]
Operating Leased Assets [Line Items]
2013	$ 28,843
2014	28,828
2015	22,188
2016	21,242
2017	21,242
Thereafter	239,063
Total	361,406
Sublease Payments [Member]
Operating Leased Assets [Line Items]
2013	24,779
2014	24,779
2015	24,779
2016	24,779
2017	24,779
Thereafter	278,884
Total	$ 402,779

Operating and Direct Financing Leases - Schedule of Estimated Future Minimum Rental Payments to be Received and Paid Under Lease Contracts (Parenthetical) (Detail) (USD $)
In Millions, unless otherwise specified	Dec. 31, 2012
Operating Leased Assets [Line Items]
Head lease payment received	$ 149
Sublease payment made	90.6
Deferred Head Lease receipts	$ 39.1

Operating and Direct Financing Leases - Components of Net Investment in Direct Financing Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Capital Leases Future Minimum Payments Receivable [Line Items]
Total minimum lease payments to be received	$ 675,013	$ 741,604
Estimated unguaranteed residual value of leased properties	203,465	203,465
Initial direct costs and other	1,409	1,636
Less unearned revenue	(443,286)	(486,797)
Total	436,601	459,908
Less current portion	12,303	23,171
Long-term portion	$ 424,298	$ 436,737

Capital Lease Obligations and Restricted Cash - Schedule of Capital Lease Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Capital Leased Assets [Line Items]
Capital Lease Obligations	$ 637,574	$ 647,047
Less current portion	70,272	47,203
Long-term portion	567,302	599,844
RasGas II LNG Carriers [Member]
Capital Leased Assets [Line Items]
Capital Lease Obligations	472,085	471,397
Suezmax Tankers [Member]
Capital Leased Assets [Line Items]
Capital Lease Obligations	$ 165,489	$ 175,650

Capital Lease Obligations and Restricted Cash - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Capital Leased Assets [Line Items]
End of lease contract	Dec 31, 2041
Restricted cash deposits related to certain term loans and other obligations	$ 58.3	$ 21.1
RasGas II LNG Carriers [Member]
Capital Leased Assets [Line Items]
Capital lease arrangement period	30 years
Ownership interest	70.00%
Number of Carriers	3
Tax indemnification guarantee	15.5
Interest expenses included in capital leases payment obligation	505
Approximate capital leases future minimum payments due	977.1
Weighted-average interest rate on lease	5.20%
Restricted cash on deposits	$ 475.5	$ 476.1
Weighted-average interest rates earned on deposits	0.40%	0.30%
Suezmax Tankers [Member]
Capital Leased Assets [Line Items]
Capital lease arrangement period	During 2012, the lessor extended the term of one of the five leases and has forfeited their option to sell all five vessels to the Company until 2014.
Number of Carriers	5
Weighted-average interest rate on lease	7.40%
Number Of vessel expected to be sold to third party	2

Capital Lease Obligations and Restricted Cash - Schedule of Repayments of Capital Leases Including Imputed Interest (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Capital Lease Obligations [Line Items]
Commitment, 2013	$ 24,000
Commitment, 2014	24,000
Commitment, 2015	24,000
Commitment, 2016	24,000
Commitment, 2017	24,000
Thereafter	$ 857,128

Fair Value Measurements - Schedule of Fair Value of Financial Instruments and Other Non-Financial Assets (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessels held for sale	$ 22,364,000	$ 19,000,000
Investment in term loans	68,114,000	186,844,000
Loans to equity accounted investees and joint venture partners	139,183,000	50,000,000
Loans to equity accounted investees and joint venture partners - Long-term	67,720,000	35,248,000
Long-term debt	(5,559,714,000)	(5,444,373,000)
Fair Value Asset (Liability) [Member] | Level 1 [Member] | Public [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(949,326,000)	(533,999,000)
Fair Value Asset (Liability) [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessels held for sale	22,364,000	19,000,000
Fair Value Asset (Liability) [Member] | Level 2 [Member] | Private [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(4,329,117,000)	(4,538,215,000)
Fair Value Asset (Liability) [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity accounted investments		9,623,000
Investment in term loans	186,048,000	190,939,000
Loans to equity accounted investees and joint venture partners	139,183,000
Fair Value Asset (Liability) [Member] | Recurring [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents, restricted cash, and marketable securities	1,178,118,000	1,200,063,000
Fair Value Asset (Liability) [Member] | Recurring [Member] | Level 2 [Member] | Interest rate swap agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements	165,688,000	159,603,000
Fair Value Asset (Liability) [Member] | Recurring [Member] | Level 2 [Member] | Interest Rate Swap Agreements 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements	(667,825,000)	(707,437,000)
Fair Value Asset (Liability) [Member] | Recurring [Member] | Level 2 [Member] | Cross currency swap agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross currency interest swap agreement	13,886,000	2,677,000
Fair Value Asset (Liability) [Member] | Non-recurring [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessels and equipment	287,983,000	118,682,000
Fair Value Asset (Liability) [Member] | Non-recurring [Member] | Level 2 [Member] | Foreign currency contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign currency contracts	2,885,000	(4,362,000)
Fair Value Asset (Liability) [Member] | Non-recurring [Member] | Level 2 [Member] | Foinaven embedded derivative [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foinaven embedded derivative		3,385,000
Carrying Amount Asset (Liability) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans to equity accounted investees and joint venture partners - Long-term	67,720,000	85,248,000
Carrying Amount Asset (Liability) [Member] | Level 1 [Member] | Public [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(914,338,000)	(547,242,000)
Carrying Amount Asset (Liability) [Member] | Level 2 [Member] | Private [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(4,645,376,000)	(4,897,131,000)
Carrying Amount Asset (Liability) [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment in term loans	188,756,000	189,666,000
Loans to equity accounted investees and joint venture partners - Current	139,183,000
Carrying Amount Asset (Liability) [Member] | Recurring [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents, restricted cash, and marketable securities	1,178,118,000	1,200,063,000
Carrying Amount Asset (Liability) [Member] | Recurring [Member] | Level 2 [Member] | Interest rate swap agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements	165,688,000	159,603,000
Carrying Amount Asset (Liability) [Member] | Recurring [Member] | Level 2 [Member] | Interest Rate Swap Agreements 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements	(667,825,000)	(707,437,000)
Carrying Amount Asset (Liability) [Member] | Recurring [Member] | Level 2 [Member] | Cross currency swap agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross currency interest swap agreement	13,886,000	2,677,000
Carrying Amount Asset (Liability) [Member] | Recurring [Member] | Level 2 [Member] | Foreign currency contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign currency contracts	2,885,000	(4,362,000)
Carrying Amount Asset (Liability) [Member] | Recurring [Member] | Level 2 [Member] | Foinaven embedded derivative [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foinaven embedded derivative		3,385,000
Carrying Amount Asset (Liability) [Member] | Non-recurring [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessels and equipment	287,983,000	118,682,000
Vessels held for sale	22,364,000	19,000,000
Carrying Amount Asset (Liability) [Member] | Non-recurring [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity accounted investments		$ 9,623,000

Fair Value Measurements - Schedule of Fair Value of Financial Instruments and Other Non-Financial Assets (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of interest rate swap agreements	$ 21.6	$ 24.5
Level 2 [Member] | Fair Value Asset (Liability) [Member] | Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of interest rate swap agreements	$ 21.6	$ 24.5

Capital Stock - Additional Information (Detail) (USD $)	12 Months Ended						12 Months Ended			1 Months Ended	12 Months Ended										12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 28, 2010	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2012 Officers directors employee [Member]	Dec. 31, 2011 Officers directors employee [Member]	Dec. 31, 2010 Officers directors employee [Member]	Mar. 31, 2011 Pension costs [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock [Member]	Dec. 31, 2010 Restricted Stock [Member]	Dec. 31, 2012 Restricted Stock [Member] Minimum [Member]	Dec. 31, 2012 Restricted Stock [Member] Maximum [Member]	Dec. 31, 2012 TOTAL EQUITY Thousands of Shares of Common Stock Outstanding [Member]	Dec. 31, 2008 TOTAL EQUITY Thousands of Shares of Common Stock Outstanding [Member]	Dec. 31, 2011 TOTAL EQUITY Thousands of Shares of Common Stock Outstanding [Member]	Dec. 31, 2012 Performance Shares [Member] Times	Dec. 31, 2011 Performance Shares [Member]	Dec. 31, 2010 Performance Shares [Member]	Dec. 31, 2012 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2011 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2010 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2010 Tender Offers [Member]
Class of Stock [Line Items]
Number of common shares issued related to the exercise of share based compensation during the period	1,000,000	600,000
Repurchase of Common Stock, shares																		0		3,900,000
Preferred Stock, share authorized	25,000,000	25,000,000
Preferred Stock, par value	$ 1	$ 1
Common stock, share authorized	725,000,000	725,000,000
Common stock, par value	$ 0.001	$ 0.001
Common Stock, share issued	70,203,388	74,391,691
Common Stock, share outstanding	69,704,188	68,732,341
Common stock repurchase, amount authorized																			$ 200,000,000
Common stock repurchase, total remaining amount authorized	37,700,000
Repurchase of common stock, amount	162,300,000	122,195,000	40,111,000
Repurchase of common stock, shares																		5,200,000
Minimum percentage of shares acquired in exercisable Rights			20.00%																								20.00%
Minimum percentage of common stock acquired by stockholders for higher thresholds			15.00%
Common stock, shares reserved for issuance upon exercise of options or equity awards granted or to be granted					8,924,470	9,895,787
Expiry date of options outstanding											Mar 6, 2013	Mar 6, 2022
Vesting period of performance shares	3 years										3 years					2 years	3 years				3 years
Term of options under Plans	Ten-year
Granted options under the Plans							432,971	95,604	733,167
Weighted-average grant-date fair value of options forfeited	$ 800,000	$ 1,200,000
Unrecognized compensation cost related to non-vested stock options granted under the Plans	2,300,000
Expected recognition of compensation related to non-vested stock options granted under the Plans in 2013	1,300,000
Expected recognition of compensation related to non-vested stock options granted under the Plans in 2014	1,000,000
Fair value of restricted stock awards	2,900,000	5,300,000	8,100,000										700,000
Intrinsic value of options exercised	11,900,000	3,800,000	6,800,000
Intrinsic value of outstanding in-the-money stock options	22,000,000	20,900,000
Intrinsic value of exercisable stock options	18,300,000	12,600,000
Weighted-average remaining life of options vested and expected to vest	5 years	5 years 4 months 24 days
Weighted-average grant-date fair value of options granted	$ 8.72	$ 11.27	$ 8.16
Expected volatility used in computing fair value of options granted	54.80%	53.60%	52.70%
Expected life used in computing fair value of options granted, years	4 years
Dividend yield used in computing fair value of options granted	4.40%	3.80%	3.30%
Risk-free interest rate used in computing fair value of options granted	2.10%	2.10%	2.60%
Estimated forfeiture rate used in computing fair value of options granted	12.00%	11.20%	9.80%
Period of Historical data used to calculate expected volatility in years	5 years
Value of each restricted stock unit and performance share unit in shares													Each restricted stock unit and performance share unit is equivalent in value to one share of the Company's common stock plus reinvested dividends from the grant date to the vesting date.
Number of times performance units to vest, Minimum																					0
Number of times performance units to vest, Maximum																					3
Decrease in value of accrued liabilities				4,000,000
Other long-term liabilities	220,079,000	220,986,000		2,000,000
Increase in value of additional paid in capital				6,000,000
Options Granted	433,000	96,000	733,000										23,563	29,663	27,028						67,870	73,349	87,054	268,595	358,180	263,620
Fair value of granted stock																					2,500,000	3,700,000	3,500,000	7,400,000	12,500,000	6,400,000
Vested restricted stock	747,000	1,071,000	1,084,000																					334,256	214,863	227,165
Market value of vested restricted stock																								9,000,000	4,900,000	4,900,000
Restricted stock or unit expense		1,300,000	2,400,000																					7,700,000	12,500,000	4,800,000
Stock granted																								200,024	131,682	148,518
One-time increase in pension plan benefits										11,000,000
Compensation expense related to Mr. Moller's grants		4,700,000
General and administrative	$ 202,967,000	$ 223,616,000	$ 193,743,000					$ 15,700,000

Capital Stock - Summary of Stock Option Activity and Related Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Stock Option Activity [Line Items]
Options Outstanding-beginning of year	5,713	6,123	5,983
Options Granted	433	96	733
Options Exercised	(733)	(363)	(380)
Options Forfeited/Expired	(128)	(143)	(213)
Options Outstanding-end of year	5,285	5,713	6,123
Options Exercisable-end of year	4,561	4,656	3,963
Weighted-Average Exercise Price, Outstanding-beginning of year	$ 32.47	$ 31.54	$ 31.46
Weighted-Average Exercise Price, Granted	$ 27.69	$ 34.93	$ 24.42
Weighted-Average Exercise Price, Exercised	$ 15.85	$ 16.14	$ 15.12
Weighted-Average Exercise Price, Forfeited/Expired	$ 31.81	$ 33.11	$ 29
Weighted-Average Exercise Price, Outstanding-end of year	$ 34.4	$ 32.47	$ 31.54
Weighted-Average Exercise Price, Exercisable-end of year	$ 35.54	$ 35.4	$ 36.8

Capital Stock - Non-vested Stock Option Activity and Related Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Nonvested Stock Option Activity [Line Items]
Options Outstanding Non-Vested Stock Options-beginning of year	1,057	2,160	2,684
Options, Granted	433	96	733
Options, Vested	(747)	(1,071)	(1,084)
Options, Forfeited	(20)	(128)	(173)
Options Outstanding Non-Vested Stock Options-end of year	723	1,057	2,160
Weighted-Average Grant Date Fair Value, Outstanding non-vested stock options-beginning of Year	$ 6.4	$ 6.36	$ 6.56
Weighted-Average Grant Date Fair Value, Granted	$ 8.72	$ 11.27	$ 8.16
Weighted-Average Grant Date Fair Value, Vested	$ 5.44	$ 6.18	$ 7.48
Weighted Average Grant Date Fair Value, Forfeited	$ 8.24	$ 11.47	$ 10.06
Weighted-Average Grant Date Fair Value, outstanding non-vested stock options-end of year	$ 8.74	$ 6.4	$ 6.36

Capital Stock - Details Regarding Outstanding and Exercisable Stock Options (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Outstanding Options	5,285
Outstanding Options, Weighted-Average Remaining Life (Years)	5 years
Outstanding Options, Weighted-Average Exercise Price	$ 34.4
Number of Exercisable Options	4,562
Exercisable Options, Weighted-Average Remaining Life (Years)	4 years 4 months 24 days
Exercisable Options, Weighted Average Exercise Price	$ 35.54
$10.00 - $14.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit	$ 10
Range of Exercise Prices, upper limit	$ 14.99
Number of Outstanding Options	689
Outstanding Options, Weighted-Average Remaining Life (Years)	6 years 2 months 12 days
Outstanding Options, Weighted-Average Exercise Price	$ 11.84
Number of Exercisable Options	689
Exercisable Options, Weighted-Average Remaining Life (Years)	6 years 2 months 12 days
Exercisable Options, Weighted Average Exercise Price	$ 11.84
$15.00 - $19.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit	$ 15
Range of Exercise Prices, upper limit	$ 19.99
Number of Outstanding Options	107
Outstanding Options, Weighted-Average Remaining Life (Years)	2 months 12 days
Outstanding Options, Weighted-Average Exercise Price	$ 19.59
Number of Exercisable Options	107
Exercisable Options, Weighted-Average Remaining Life (Years)	2 months 12 days
Exercisable Options, Weighted Average Exercise Price	$ 19.59
$20.00 - $24.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit	$ 20
Range of Exercise Prices, upper limit	$ 24.99
Number of Outstanding Options	626
Outstanding Options, Weighted-Average Remaining Life (Years)	7 years 1 month 6 days
Outstanding Options, Weighted-Average Exercise Price	$ 24.39
Number of Exercisable Options	392
Exercisable Options, Weighted-Average Remaining Life (Years)	7 years 1 month 6 days
Exercisable Options, Weighted Average Exercise Price	$ 24.37
$25.00 - $29.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit	$ 25
Range of Exercise Prices, upper limit	$ 29.99
Number of Outstanding Options	433
Outstanding Options, Weighted-Average Remaining Life (Years)	9 years 2 months 12 days
Outstanding Options, Weighted-Average Exercise Price	$ 27.69
$30.00 - $34.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit	$ 30
Range of Exercise Prices, upper limit	$ 34.99
Number of Outstanding Options	429
Outstanding Options, Weighted-Average Remaining Life (Years)	2 years 7 months 6 days
Outstanding Options, Weighted-Average Exercise Price	$ 33.84
Number of Exercisable Options	373
Exercisable Options, Weighted-Average Remaining Life (Years)	1 year 9 months 18 days
Exercisable Options, Weighted Average Exercise Price	$ 33.67
$35.00 - $39.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit	$ 35
Range of Exercise Prices, upper limit	$ 39.99
Number of Outstanding Options	741
Outstanding Options, Weighted-Average Remaining Life (Years)	3 years 3 months 18 days
Outstanding Options, Weighted-Average Exercise Price	$ 38.98
Number of Exercisable Options	741
Exercisable Options, Weighted-Average Remaining Life (Years)	3 years 3 months 18 days
Exercisable Options, Weighted Average Exercise Price	$ 38.98
$40.00 - $44.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit	$ 40
Range of Exercise Prices, upper limit	$ 44.99
Number of Outstanding Options	1,246
Outstanding Options, Weighted-Average Remaining Life (Years)	5 years 2 months 12 days
Outstanding Options, Weighted-Average Exercise Price	$ 40.41
Number of Exercisable Options	1,246
Exercisable Options, Weighted-Average Remaining Life (Years)	5 years 2 months 12 days
Exercisable Options, Weighted Average Exercise Price	$ 40.41
$45.00 - $49.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit	$ 45
Range of Exercise Prices, upper limit	$ 49.99
Number of Outstanding Options	345
Outstanding Options, Weighted-Average Remaining Life (Years)	2 years 2 months 12 days
Outstanding Options, Weighted-Average Exercise Price	$ 46.8
Number of Exercisable Options	345
Exercisable Options, Weighted-Average Remaining Life (Years)	2 years 2 months 12 days
Exercisable Options, Weighted Average Exercise Price	$ 46.8
$50.00 - $59.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit	$ 50
Range of Exercise Prices, upper limit	$ 59.99
Number of Outstanding Options	666
Outstanding Options, Weighted-Average Remaining Life (Years)	4 years 2 months 12 days
Outstanding Options, Weighted-Average Exercise Price	$ 51.4
Number of Exercisable Options	666
Exercisable Options, Weighted-Average Remaining Life (Years)	4 years 2 months 12 days
Exercisable Options, Weighted Average Exercise Price	$ 51.4
$60.00 - $64.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit	$ 60
Range of Exercise Prices, upper limit	$ 64.99
Number of Outstanding Options	3
Outstanding Options, Weighted-Average Remaining Life (Years)	4 years 3 months 18 days
Outstanding Options, Weighted-Average Exercise Price	$ 60.96
Number of Exercisable Options	3
Exercisable Options, Weighted-Average Remaining Life (Years)	4 years 3 months 18 days
Exercisable Options, Weighted Average Exercise Price	$ 60.96

Related Party Transactions - Additional Information (Detail) (Resolute Investments, Ltd. [Member])	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Resolute Investments, Ltd. [Member]
Related Party Transaction [Line Items]
Share of Resolute in outstanding common stock	44.90%	45.50%	42.30%

Other Income - Summary of Other Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Component of Other Income, Nonoperating [Line Items]
Gain on sale of other assets	$ 2,217
Volatile organic compound emission plant lease income	1,220	2,900	4,714
(Loss) gain on sale of marketable securities	(2,560)	3,372	1,805
Miscellaneous (loss) income	(511)	6,088	1,008
Loss on notes repurchase			(12,645)
Other income (loss)	$ 366	$ 12,360	$ (5,118)

Derivative Instruments and Hedging Activities - Commitment of Foreign Currency Forward Contracts (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Derivative [Line Items]
Fair Value / Carrying Amount of Asset (Liability) Hedge Derivatives	$ 0.5
Fair Value / Carrying Amount of Asset (Liability) Non-hedge Derivatives	2.4
Expected Maturity Amount of Foreign Currency Derivatives in Current Year	73.7
NOK [Member]
Derivative [Line Items]
Contract Amount in Foreign Currency	201
Average Forward Rate	5.93
Fair Value / Carrying Amount of Asset (Liability) Non-hedge Derivatives	2.1
Expected Maturity Amount of Foreign Currency Derivatives in Current Year	33.9
Euro [Member]
Derivative [Line Items]
Contract Amount in Foreign Currency	9.8
Average Forward Rate	0.76
Fair Value / Carrying Amount of Asset (Liability) Non-hedge Derivatives	(0.1)
Expected Maturity Amount of Foreign Currency Derivatives in Current Year	13
Canadian Dollar [Member]
Derivative [Line Items]
Contract Amount in Foreign Currency	9.3
Average Forward Rate	1.01
Fair Value / Carrying Amount of Asset (Liability) Hedge Derivatives	0.2
Expected Maturity Amount of Foreign Currency Derivatives in Current Year	9.2
British Pounds [Member]
Derivative [Line Items]
Contract Amount in Foreign Currency	11.3
Average Forward Rate	0.64
Fair Value / Carrying Amount of Asset (Liability) Hedge Derivatives	0.3
Fair Value / Carrying Amount of Asset (Liability) Non-hedge Derivatives	0.4
Expected Maturity Amount of Foreign Currency Derivatives in Current Year	$ 17.6

Derivative Instruments and Hedging Activities - Commitment of Cross Currency Swaps (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Currency swaps maturing in 2013 [Member] USD ($)	Dec. 31, 2012 Currency swaps maturing in 2013 [Member] NOK	Dec. 31, 2012 Derivative Instrument Maturity Date December 2015 [Member] USD ($)	Dec. 31, 2012 Derivative Instrument Maturity Date December 2015 [Member] NOK	Dec. 31, 2012 Currency swaps maturing in 2017 [Member] USD ($)	Dec. 31, 2012 Currency swaps maturing in 2017 [Member] NOK	Dec. 31, 2012 Currency swaps maturing in 2017 [Member] USD ($)	Dec. 31, 2012 Currency swaps maturing in 2017 [Member] NOK	Dec. 31, 2012 Floating Rate Receivable [Member]	Dec. 31, 2012 Floating Rate Receivable [Member] Currency swaps maturing in 2013 [Member]	Dec. 31, 2012 Floating Rate Receivable [Member] Derivative Instrument Maturity Date December 2015 [Member]	Dec. 31, 2012 Floating Rate Receivable [Member] Currency swaps maturing in 2017 [Member]	Dec. 31, 2012 Floating Rate Receivable [Member] Currency swaps maturing in 2017 [Member]	Dec. 31, 2012 Floating Rate Payable [Member] USD ($)	Dec. 31, 2012 Floating Rate Payable [Member] Currency swaps maturing in 2013 [Member]	Dec. 31, 2012 Fixed Rate Payable [Member] Derivative Instrument Maturity Date December 2015 [Member]	Dec. 31, 2012 Fixed Rate Payable [Member] Currency swaps maturing in 2017 [Member]	Dec. 31, 2012 Fixed Rate Payable [Member] Currency swaps maturing in 2017 [Member]
Derivative [Line Items]
Maturity Date		2013	2013	2015	2015	2017	2017	2017	2017
Notional Amount		$ 98,500,000	600,000,000	$ 122,800,000	700,000,000	$ 101,400,000	600,000,000	$ 125,000,000	700,000,000						$ 200,000,000
Floating Rate Receivable and Payable Reference Rate											NIBOR	NIBOR	NIBOR	NIBOR		LIBOR
Floating Rate Receivable and Payable Margin											4.75%	4.75%	5.75%	5.25%		5.04%
Fixed Rate Payable										1.12%					2.14%		5.52%	7.49%	6.88%
Fair Value/ Carrying Amount of Asset/ Liability	$ 13,886,000	$ 9,890,000		$ 3,075,000		$ 3,545,000		$ (2,624,000)

Derivative Instruments and Hedging Activities - Commitment of Cross Currency Swaps (Parenthetical) (Detail) (Floating Rate Receivable [Member])	Dec. 31, 2012
Derivative [Line Items]
LIBOR fixed	1.12%
LIBOR rate receivable cap	3.50%
Currency swaps maturing in 2013 [Member]
Derivative [Line Items]
LIBOR fixed	1.12%
LIBOR rate receivable cap	3.50%

Derivative Instrument and Hedging Activities - Interest Rate Swap Agreement (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
U.S. Dollar-denominated interest rate swaps 1 [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Principal Amount	$ 412,880,000
Fair Value / Carrying Amount of Asset / (Liability)	(110,590,000)
Weighted-Average Remaining Term (Years)	24 years 1 month 6 days
Fixed Interest Rate (%)	4.90%
U.S. Dollar-denominated interest rate swaps 2 [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Principal Amount	3,170,273,000
Fair Value / Carrying Amount of Asset / (Liability)	(515,124,000)
Weighted-Average Remaining Term (Years)	7 years 10 months 24 days
Fixed Interest Rate (%)	4.10%
U.S. Dollar-denominated interest rate swaps 3 [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Principal Amount	98,500,000
Fair Value / Carrying Amount of Asset / (Liability)	(782,000)
Weighted-Average Remaining Term (Years)	10 months 24 days
Fixed Interest Rate (%)	1.10%
U.S. Dollar-denominated Interest Rate Swaps Four [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Principal Amount	469,260,000
Fair Value / Carrying Amount of Asset / (Liability)	165,688,000
Weighted-Average Remaining Term (Years)	24 years 1 month 6 days
Fixed Interest Rate (%)	4.80%
Euro-denominated interest rate swaps [Member]
Derivative [Line Items]
Interest Rate Index	EURIBOR
Principal Amount	341,382,000
Fair Value / Carrying Amount of Asset / (Liability)	(41,329,000)
Weighted-Average Remaining Term (Years)	11 years 6 months
Fixed Interest Rate (%)	3.10%
Interest rate swap agreements [Member]
Derivative [Line Items]
Principal Amount	4,492,295,000
Fair Value / Carrying Amount of Asset / (Liability)	$ (502,137,000)

Derivative Instrument and Hedging Activities - Interest Rate Swap Agreement (Parenthetical) (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2012 Interest rate swap agreements [Member] EUR (€)	Dec. 31, 2012 Floating Rate Payable [Member] USD ($)	Dec. 31, 2012 Floating Rate Receivable [Member]
Derivative [Line Items]
Minimum variable interest rate on debt	0.30%	0.30%
Maximum variable interest rate on debt	4.25%	4.25%
Principal Amount			€ 258,800,000	$ 200,000,000
LIBOR fixed				2.14%	1.12%
Floating LIBOR rate receivable/payable cap				6.00%	3.50%
Effective reduction rate should rate exceed LIBOR rate					2.38%
Reducing principal amount of Euro-denominated interest rate swaps	$ 92,500,000	€ 70,100,000

Derivative Instruments and Hedging Activities - Location and Fair Value Amounts of Derivative Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Current Portion of Derivative Assets	$ 31,669	$ 24,712
Derivative Assets	148,581	140,557
Accrued Liabilities	(21,593)	(24,525)
Current Portion of Derivative Liabilities	(115,835)	(117,337)
Derivative Liabilities	(528,187)	(569,542)
Derivatives designated as a cash flow hedge [Member] | Foreign currency contracts [Member]
Derivatives, Fair Value [Line Items]
Current Portion of Derivative Assets	441	1,551
Derivative Assets		28
Current Portion of Derivative Liabilities	(1)	(1,192)
Derivative Liabilities		(264)
Derivatives not designated as a cash flow hedge [Member] | Foreign currency contracts [Member]
Derivatives, Fair Value [Line Items]
Current Portion of Derivative Assets	2,506	2,592
Derivative Assets		3
Current Portion of Derivative Liabilities	(60)	(6,248)
Derivative Liabilities		(832)
Derivatives not designated as a cash flow hedge [Member] | Interest rate swap agreements [Member]
Derivatives, Fair Value [Line Items]
Current Portion of Derivative Assets	16,927	15,608
Derivative Assets	144,247	139,651
Accrued Liabilities	(22,312)	(24,750)
Current Portion of Derivative Liabilities	(115,774)	(109,897)
Derivative Liabilities	(525,225)	(568,446)
Derivatives not designated as a cash flow hedge [Member] | Cross currency swap agreements [Member]
Derivatives, Fair Value [Line Items]
Current Portion of Derivative Assets	11,795	1,576
Derivative Assets	4,334	875
Accrued Liabilities	719	225
Derivative Liabilities	(2,962)
Derivatives not designated as a cash flow hedge [Member] | Foinaven embedded derivative [Member]
Derivatives, Fair Value [Line Items]
Current Portion of Derivative Assets		$ 3,385

Derivative Instruments and Hedging Activities - Effective Portion of Gains (Losses) on Foreign Currency Contracts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance Sheet [Member]
Derivatives, Fair Value [Line Items]
Effective Portion of AOCI	$ 2,412	$ 2,007	$ (3,559)
Income Statement [Member]
Derivatives, Fair Value [Line Items]
Effective Portion of AOCI reclassified to earnings	1,436	5,554	(3,040)
Ineffective portion of gains (losses) on derivative instruments designated and qualifying as cash flow hedges	(660)	(791)	(4,875)
Income Statement [Member] | Vessel operating expenses [Member]
Derivatives, Fair Value [Line Items]
Effective Portion of AOCI reclassified to earnings		918	(680)
Ineffective portion of gains (losses) on derivative instruments designated and qualifying as cash flow hedges		(568)	(3,473)
Income Statement [Member] | General and administrative expenses [Member]
Derivatives, Fair Value [Line Items]
Effective Portion of AOCI reclassified to earnings	1,436	4,636	(2,360)
Ineffective portion of gains (losses) on derivative instruments designated and qualifying as cash flow hedges	$ (660)	$ (223)	$ (1,402)

Derivative Instruments and Hedging Activities - Effect of (Loss) Gain on Derivatives Not Designated as Hedging Instruments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized gain (loss) net	$ (110,670)	$ (272,596)	$ (164,286)
Unrealized gains (losses) relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	30,318	(70,126)	(135,312)
Total realized and unrealized losses on derivative instruments	(80,352)	(342,722)	(299,598)
Interest rate swap agreements [Member]
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized gain (loss) net	(123,277)	(132,931)	(154,098)
Unrealized gains (losses) relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	26,770	(58,405)	(146,780)
Interest rate swap agreement amendments [Member]
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized gain (loss) net		(149,666)
Foreign currency forward contracts [Member]
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized gain (loss) net	1,155	9,965	(2,274)
Unrealized gains (losses) relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	6,933	(11,399)	6,307
Forward freight agreements and bunker fuel swap contracts [Member]
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized gain (loss) net		36	(7,914)
Unrealized gains (losses) relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net			(108)
Foinaven embedded derivative [Member]
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized gain (loss) net	11,452
Unrealized gains (losses) relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	$ (3,385)	$ (322)	$ 5,269

Derivative Instruments and Hedging Activities - Effect of Gain (Loss) on Cross Currency Swaps (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gains (losses)	$ 40,373	$ (70,822)	$ (140,187)
Cross currency swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized gains	3,628	2,881	198
Unrealized gains (losses)	10,715	(1,583)	4,034
Total realized and unrealized gains on cross currency swaps	$ 14,343	$ 1,298	$ 4,232

Derivative Instruments and Hedging Activities - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2009
Derivative [Line Items]
Unrealized gains on foreign currency forward contracts designated cash flow hedges	$ 341,000	$ 2,295,000	$ (306,000)	$ 2,923,000
Net gains on foreign currency forward contract	300,000
Estimated time to reclassify, net loss from Income to other Comprehensive loss	12 months
Net losses reclassified from accumulated other comprehensive loss to earnings		600,000
Foreign currency forward contracts [Member]
Derivative [Line Items]
Unrealized gains on foreign currency forward contracts designated cash flow hedges	$ 300,000

Commitments and Contingencies - Additional Information (Detail)	12 Months Ended			12 Months Ended					12 Months Ended				12 Months Ended			1 Months Ended	12 Months Ended					12 Months Ended				12 Months Ended				12 Months Ended			1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011	Dec. 31, 2012 Voyageur Spirit [Member] USD ($)	Dec. 31, 2012 Vessels [Member] USD ($)	Dec. 31, 2012 Insurance Claims [Member] USD ($)	Nov. 30, 2011 Minimum [Member] Voyageur Spirit [Member] USD ($)	Nov. 30, 2011 Maximum [Member] Voyageur Spirit [Member] USD ($)	Dec. 31, 2012 Letter of Credit [Member] Vessel	Dec. 31, 2012 RasGas II LNG Carriers [Member]	Dec. 31, 2012 RasGas II LNG Carriers [Member] Letter of Credit [Member] USD ($)	Sep. 30, 2010 Wah Kwong [Member]	Dec. 31, 2012 Shuttle tankers [Member] Vessel	Dec. 31, 2012 FPSO [Member] Vessel	Dec. 31, 2012 LNG carriers [Member] Vessel	Nov. 30, 2012 Teekay Offshore [Member] USD ($)	Dec. 31, 2012 Teekay Offshore [Member] USD ($)	Dec. 31, 2012 Teekay Offshore [Member] NOK	Dec. 31, 2010 Teekay Offshore [Member] USD ($)	Dec. 31, 2011 Teekay Offshore [Member] USD ($)	Dec. 31, 2011 Teekay Offshore [Member] NOK	Dec. 31, 2012 Teekay Offshore [Member] Voyageur Spirit [Member] USD ($)	Dec. 31, 2012 Teekay Tankers [Member] USD ($)	Dec. 31, 2011 Teekay Tankers [Member]	Sep. 30, 2010 Teekay Tankers [Member]	Dec. 31, 2012 Teekay Tankers [Member] Wah Kwong [Member] USD ($) Installment	Sep. 30, 2010 Teekay Tankers [Member] Wah Kwong [Member] USD ($)	Sep. 30, 2010 Teekay Tankers [Member] VLCC [Member] USD ($)	Sep. 30, 2010 Teekay Tankers [Member] VLCC [Member] Wah Kwong [Member] USD ($)	Dec. 31, 2012 Voyageur Spirit [Member] USD ($)	Dec. 31, 2012 Voyageur Spirit [Member] Minimum [Member] USD ($)	Dec. 31, 2012 Voyageur Spirit [Member] Maximum [Member] USD ($)	Feb. 28, 2012 Teekay LNG [Member] Carriers	Dec. 31, 2012 Teekay LNG [Member] RasGas II LNG Carriers [Member] USD ($)	Dec. 31, 2012 Teekay LNG [Member] RasGas II LNG Carriers [Member] Letter of Credit [Member] USD ($)
Long-term Purchase Commitment [Line Items]
Number of vessels									3				4	1	2																		6
Estimated purchase price					$ 1,800,000,000																							$ 49,000,000	$ 98,000,000
Payment made towards commitments for construction of certain carriers and tankers					686,000,000
Capitalized interest and other miscellaneous construction costs					26,000,000
Remaining payments required to be made under new building contract in 2013					379,700,000																						53,900,000
Remaining payments required to be made under new building contract in 2014					361,800,000
Remaining payments required to be made under new building contract in 2015					57,900,000
Remaining payments required to be made under new building contract in 2016					270,200,000
Percentage of ownership in joint venture arrangement												50.00%													50.00%	50.00%
Portion in future payments to be made by joint venture towards commitment																										68,600,000
Due from joint venture																							9,800,000
Number of Quarterly installments loans payable																										32
Quarterly installments amount																										1,400,000
Balloon payment on maturity of loan	442,600,000																									22,600,000
Investment by partner on equity																							3,200,000
Loan amount drawn																										19,600,000
Percentage of debt secured guaranteed																										50.00%
Charter period	five years
Purchase price of acquisition							140,000,000	150,000,000								55,000,000															140,000,000	150,000,000
Payments made for the acquisition																														129,600,000
Remaining payments required																															10,000,000	20,000,000
Prepayments for acquisition				92,400,000
Agreement to sell business																						540,000,000
Period of charter contract																10 years
Cost of acquisition																4,400,000
Percentage of ownership																49.90%
Claim sought for damages											12,000,000						38,300,000	213,000,000
Liability recognized in legal proceedings																	13,900,000	76,000,000		13,900,000	76,000,000
Term of capital leases										30 years
Estimated shares of lease rental increase claim																																		29,000,000	10,000,000
Share of potential exposure										70.00%
Recovery from deductible insurance coverage						750,000
Maximum recovery of capital lease	90,000,000
Value of shuttle tanker contributed by unrelated party in exchange of equity interest in subsidiary		$ 35,000,000																	$ 35,000,000
Percentage of Joint venture interests			49.00%														29.40%	29.40%	67.00%	33.00%	33.00%		25.10%	26.00%
Additional interest acquired by subsidiary																			33.00%
Percentage of noncontrolling interest owner's interest		33.00%																	33.00%

Supplemental Cash Flow Information - Changes in Operating Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Cash Flow Information [Abstract]
Accounts receivable	$ (132,873)	$ (68,914)	$ (21,820)
Prepaid expenses and other assets	19,741	(8,225)	12,719
Accounts payable	18,408	12,216	(11,002)
Accrued and other liabilities	(20,485)	(19,424)	65,518
Changes in operating assets and liabilities	$ (115,209)	$ (84,347)	$ 45,415

Supplemental Cash Flow Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Cash Flow Information [Line Items]
Cash interest paid, including realized interest rate swap settlements	$ 274.2	$ 279.1	$ 271.3
Cash interest paid relating to interest rate swap amendments and terminations	0	149.7	0
Value of shuttle tanker contributed by unrelated party in exchange of equity interest in subsidiary			$ 35
Ownership interest			33.00%

Vessel Sales and Write-downs - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Long Lived Assets Held-for-sale [Line Items]
Realized gain (loss) on sale of joint venture interest	$ 79,211,000	$ (35,309,000)	$ (11,257,000)
Conventional tanker segment [Member]
Long Lived Assets Held-for-sale [Line Items]
Write-down estimated fair value	405,300,000
Number of vessels written down	19
Suezmax Tankers [Member] | Conventional tanker segment [Member]
Long Lived Assets Held-for-sale [Line Items]
Write-down estimated fair value	335,000,000
Number of vessels written down	10
Aframax tanker [Member] | Conventional tanker segment [Member]
Long Lived Assets Held-for-sale [Line Items]
Write-down estimated fair value	66,000,000
Number of vessels written down	7
Number of tankers held for sale	1
Other conventional tankers [Member] | Conventional tanker segment [Member]
Long Lived Assets Held-for-sale [Line Items]
Write-down estimated fair value	4,300,000
Number of vessels written down	2
Seven Suezmax tankers and four Aframax tankers [Member] | Conventional tanker segment [Member]
Long Lived Assets Held-for-sale [Line Items]
Write-down estimated fair value	350,200,000
Shuttle tanker and FSO segment [Member]
Long Lived Assets Held-for-sale [Line Items]
Write-down estimated fair value	28,800,000	43,200,000
Future operating life (based on the estimated remaining trading life of vessel)	2 years 2 months 12 days
Future revenue (based on field production forecasts and the availability of contracts of affreightment suitable for vessel)	37,200,000
Operating and dry-dock expenditures	20,500,000
Residual value (based on vessel's light weight tonnage and price of steel)	6,500,000
Discount rate (approximate weighted average cost of capital of a market participant)	7.90%
Number of vessels whose estimated fair value was determined using an appraised value	4
Number of vessels whose estimated fair value was determined using discounted cash flow method	1
Shuttle tankers [Member]
Long Lived Assets Held-for-sale [Line Items]
Realized gain (loss) on sale of tanker	1,100,000
Number of vessels sold	2
Number of vessels written down	4	3	1
Write-down for impairment of vessels			19,500,000
Conventional tanker [Member]
Long Lived Assets Held-for-sale [Line Items]
Realized gain (loss) on sale of tanker	5,900,000		2,300,000
Number of vessels sold	3	1	4
Write-down estimated fair value		112,100,000
Number of vessels written down		8
Write-down of intangibles			31,700,000
Ikdam FPSO unit [Member]
Long Lived Assets Held-for-sale [Line Items]
Realized gain (loss) on sale of joint venture interest	10,800,000
FSO Unit [Member]
Long Lived Assets Held-for-sale [Line Items]
Realized gain (loss) on sale of tanker		200,000
Number of vessels sold		1
Number of vessels written down	1	1
LPG carrier [Member] | Liquefied Gas Segment [Member]
Long Lived Assets Held-for-sale [Line Items]
Realized gain (loss) on sale of tanker			4,300,000
Number of vessels sold			1
PTH [Member]
Long Lived Assets Held-for-sale [Line Items]
Write-down of Investments		$ 19,400,000
Percentage of Joint venture interests		50.00%

Loss Per Share - Loss Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Net loss attributable to stockholders' of Teekay Corporation	$ (160,180)	$ (358,616)	$ (267,287)
Weighted average number of common shares	69,263,369	70,234,817	72,862,617
Dilutive effect of stock-based compensation
Common stock and common stock equivalents	69,263,369	70,234,817	72,862,617
Loss per common share:
Basic	$ (2.31)	$ (5.11)	$ (3.67)
Diluted	$ (2.31)	$ (5.11)	$ (3.67)

Loss Per Share - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Anti-dilutive effect attributable to outstanding stock-based compensation	3.9	5.7	6.1

Restructuring Charges - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reorganization Items [Line Items]
Restructuring charges	$ 7,565,000	$ 5,490,000	$ 16,396,000
Expected restructuring charges	12,000,000
Restructuring Charges [Member]
Reorganization Items [Line Items]
Restructuring liability	$ 3,400,000

Income Taxes - Components of Company's Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Vessels and equipment	$ 58,825	$ 76,582
Tax losses carried forward	427,443	380,299
Other	64,194	95,312
Total deferred tax assets	550,462	552,193
Deferred tax liabilities:
Vessels and equipment	26,503	60,776
Long-term debt	33,764	24,918
Other	40,117	45,624
Total deferred tax liabilities	100,384	131,318
Net deferred tax assets	450,078	420,875
Valuation allowance	(421,343)	(398,559)
Net deferred tax assets	$ 28,735	$ 22,316

Income Taxes - Components of Company's Deferred Tax Assets and Liabilities (Parenthetical) (Detail) (USD $) In Billions, unless otherwise specified	Dec. 31, 2012
Income Taxes [Line Items]
Net operating loss carry forwards	$ 1.69

Income Taxes - Components of Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Current	$ 9,167	$ (6,768)	$ (13,129)
Deferred	5,239	2,478	19,469
Income tax recovery (expense)	$ 14,406	$ (4,290)	$ 6,340

Income Taxes - Reconciliations of Income Tax Rates and Actual Tax Charge (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Expense (Benefit), Continuing Operations, Income Tax Reconciliation [Abstract]
Net loss before taxes	$ (325,522)	$ (372,131)	$ (172,975)
Net loss not subject to taxes	(129,307)	(341,473)	(416,684)
Net (loss) income subject to taxes	(196,215)	(30,658)	243,709
At applicable statutory tax rates	(15,808)	(8,987)	57,737
Permanent and currency differences	(253,143)	(172,368)	(104,514)
Adjustments to valuation allowances and uncertain tax positions	250,327	179,675	40,863
Other	4,218	5,970	(426)
Tax expense (recovery) related to the current year	$ (14,406)	$ 4,290	$ (6,340)

Income Taxes - Unrecognized Tax Benefits, Recorded in Other Long-term Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Contingency [Line Items]
Balance of unrecognized tax benefits as at January 1	$ 39,804	$ 45,302	$ 40,943
Increase for positions taken in prior years		83	4,037
Increase for positions related to the current year	4,560	3,308	8,979
Decreases for positions taken in prior years	(5,085)		(4,557)
Decreases related to statute of limitations	(9,951)	(8,889)	(4,100)
Balance of unrecognized tax benefits as at December 31	$ 29,364	$ 39,804	$ 45,302

Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Contingency [Line Items]
Interest and penalties on unrecognized tax benefits	$ 0.8	$ 1.8	$ 1.2

Pension Benefits - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Cost recognized for defined contribution pension plans	$ 14,500,000	$ 18,300,000	$ 17,100,000
Accumulated benefit obligation	115,000,000	100,400,000
Estimations of contributions into benefit plan during 2013	10,500,000
Norwegian plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of ownership of defined benefit pension assets	71.00%
Income from change in retirement plan obligation			$ 3,700,000
Australia plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of ownership of defined benefit pension assets	28.00%

Pension Benefits - Changes in Benefit Obligation and Fair Value of Benefit Plans Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Change in benefit obligation:
Contributions by plan participants	$ 692	$ 739
Change in fair value of plan assets:
Beginning balance	110,698	102,085
Actual return on plan assets	2,094	2,931
Contributions by the employer	13,404	12,061
Contributions by plan participants	692	739
Benefits paid	(3,166)	(4,339)
Plan amendments	4,328
Foreign currency exchange rate changes	6,848	(2,357)
Other	(490)	(422)
Ending balance	134,408	110,698
Funded status deficiency	(14,082)	(26,474)
Amounts recognized in the balance sheets:
Other long-term liabilities	14,082	26,474
Accumulated other comprehensive loss:
Net actuarial losses	(19,449)	(19,929)
Benefit obligation [Member]
Change in benefit obligation:
Beginning balance	137,172	120,723
Service cost	10,004	8,829
Interest cost	4,436	5,167
Contributions by plan participants	692	739
Actuarial (gain) loss	(12,059)	9,408
Benefits paid	(3,216)	(4,395)
Plan amendments	6,549
Foreign currency exchange rate changes and other	4,912	(3,299)
Ending balance	148,490	137,172
Change in fair value of plan assets:
Contributions by plan participants	$ 692	$ 739

Pension Benefits - Changes in Benefit Obligation and Fair Value of Benefit Plans Assets (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Amortized from accumulated other comprehensive (loss) income into net periodic benefit cost	$ (1.2)

Pension Benefits - Pension Plans with Benefit Obligations and Accumulated Benefit Obligations in Excess of Plan Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation	$ 125,945	$ 113,460
Fair value of plan assets	106,616	85,432
Accumulated benefit obligation	4,350	35,358
Fair value of plan assets	$ 2,795	$ 31,815

Pension Benefits - Components of Net Periodic Pension Cost Relating to Benefit Plans (Detail) (Net periodic pension cost [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net periodic pension cost [Member]
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service cost	$ 9,921	$ 8,978	$ 8,616
Interest cost	4,392	5,250	5,091
Expected return on plan assets	(5,270)	(5,805)	(5,431)
Amortization of net actuarial loss	1,980	371	281
Other	577	421	(3,390)
Net cost	$ 11,600	$ 9,215	$ 5,167

Pension Benefits - Components of Other Comprehensive Loss Relating to Plans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other comprehensive (loss):
Net gain (loss) arising during the period	$ 6,143	$ (12,052)	$ (5,711)
Amortization of net actuarial loss (gain)	1,979	319	(1,026)
Other loss			(390)
Total income (loss)	$ 8,122	$ (11,733)	$ (7,127)

Pension Benefits - Estimated Future Benefit Payments which Reflect Expected Future Service to be Paid by Benefit Plans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
2013	$ 9,264
2014	7,858
2015	6,612
2016	8,491
2017	8,531
2018 - 2022	39,868
Total	$ 80,624

Pension Benefits - Fair Value of Plan Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 134,408	$ 110,698	$ 102,085
Pooled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	94,981	82,501
Mutual Fund Equity investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	19,907	13,852
Mutual Funds Debt securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,298	3,445
Mutual Funds Real estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,843	2,092
Mutual Funds Cash and money market [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	672	291
Mutual Funds Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 10,707	$ 8,517

Pension Benefits - Fair Value of Plan Assets (Parenthetical) (Detail)	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Growth oriented assets	70.00%
Defensive assets	30.00%

Pension Benefits - Schedule of Assumptions Used (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Weighted average assumptions used to determine benefit obligation
Discount rates	3.00%	3.20%
Rate of compensation increase	5.50%	4.40%
Weighted average assumptions used to determine net pension expense
Discount rates	3.00%	3.20%	4.40%
Rate of compensation increase	5.50%	4.40%	4.60%
Expected long-term rates of return	4.80%	5.00%	5.70%

Equity Accounted Investments - Additional Information (Detail) (USD $)	12 Months Ended					12 Months Ended			12 Months Ended				12 Months Ended	1 Months Ended		12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2010 Wah Kwong [Member]	Dec. 31, 2012 Exmar [Member]	Dec. 31, 2012 Angola LNG Project [Member] m3 Buildings	Dec. 31, 2012 RasGas 3 [Member]	Dec. 31, 2012 LNG carriers [Member]	Dec. 31, 2012 FPSO [Member] Vessel	Dec. 31, 2012 Sevan Marine ASA [Member]	Dec. 31, 2011 Sevan Marine ASA [Member]	Nov. 30, 2011 Sevan Marine ASA [Member]	Nov. 30, 2011 Sevan Marine ASA [Member] FPSO [Member] Vessel	Feb. 28, 2012 Teekay LNG [Member] Carriers	Nov. 30, 2010 Teekay LNG [Member] Exmar [Member] Vessel	Dec. 31, 2012 Teekay LNG [Member] RasGas 3 [Member] Vessel	Sep. 30, 2010 Teekay Tankers [Member]	Dec. 31, 2012 Teekay Tankers [Member] Wah Kwong [Member]	Dec. 31, 2012 Teekay LNG-Marubeni Joint Venture [Member]	Feb. 29, 2012 Teekay LNG-Marubeni Joint Venture [Member] Malt Lng Carriers [Member] Vessel
Schedule of Equity Method Investments [Line Items]
Ownership Percentage				50.00%	50.00%	33.00%	40.00%	52.00%		43.00%	40.00%	40.00%			50.00%	40.00%	50.00%	50.00%
Number of newbuilding						4
Area of newbuilding						160,400
Number of vessels									1				2	6	2	4				6
Joint venture interest in acquired business																				100.00%
Acquisition cost												$ 25,000,000			$ 72,500,000					$ 1,300,000,000
Ownership percentage																			48.00%
Fair value of investment of existing contract												37,100,000
Quoted market value of investment of existing contract										83,100,000	29,400,000
Percentage of debt secured guaranteed															50.00%			50.00%
Portion of purchase price financed															37,300,000
Issuance of common stock units															1,100,000
Secured debt															206,000,000			68,600,000
Equity (loss) income	79,211,000	(35,309,000)	(11,257,000)
Equity (loss) gain related to unrealized (loss) gain on interest rate swap	$ 5,300,000	$ (35,200,000)	$ (26,300,000)

Equity Accounted Investments - Condensed Summary of Company's Investments in and Advances to Joint Ventures (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Sevan Marine [Member]	Dec. 31, 2011 Sevan Marine [Member]	Dec. 31, 2012 Tiro and Sidon [Member]	Dec. 31, 2012 Joint Venture [Member]	Dec. 31, 2011 Joint Venture [Member]	Dec. 31, 2012 Joint Venture [Member] Minimum [Member]	Dec. 31, 2012 Joint Venture [Member] Maximum [Member]	Dec. 31, 2012 Teekay LNG-Marubeni Joint Venture [Member]	Feb. 28, 2012 Teekay LNG-Marubeni Joint Venture [Member]	Dec. 31, 2012 RasGas 3 [Member]	Dec. 31, 2011 RasGas 3 [Member]	Dec. 31, 2012 Exmar [Member]	Dec. 31, 2011 Exmar [Member]	Dec. 31, 2012 Angola LNG Project [Member]	Dec. 31, 2011 Angola LNG Project [Member]
Schedule of Equity Method Investments [Line Items]
Investment in Joint Ventures	$ 480,043	$ 240,537	$ 39,223	$ 34,898	$ 30,024	$ 8,250	$ 10,911			$ 183,724		$ 107,386	$ 97,423	$ 82,737	$ 81,242	$ 28,699	$ 16,063
Ownership Percentage			43.00%		50.00%			40.00%	50.00%	52.00%	100.00%	40.00%		50.00%		33.00%
Long-term Loans to Joint Venture	$ 206,903	$ 85,248	$ 133,000	$ 50,000	$ 18,121	$ 55,782	$ 35,248

Equity Accounted Investments - Condensed Summary of Company's Financial Information for Joint Venture (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Equity Method Investments [Line Items]
Income from vessel operations	$ (150,393)	$ 108,412	$ 234,123
Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
REVENUES	659,030	303,607	232,516
Income from vessel operations	241,702	118,408	91,290
Realized and unrealized loss on derivative instruments	(56,307)	(127,230)	(95,750)
Net income (loss)	120,395	(48,996)	(44,794)
Joint Venture [Member] | Cash and restricted cash [Member]
Schedule of Equity Method Investments [Line Items]
Cash and restricted cash	229,963	184,296
Joint Venture [Member] | Other assets - current [Member]
Schedule of Equity Method Investments [Line Items]
Cash and restricted cash	125,152	105,925
Joint Venture [Member] | Vessels and Equipment [Member]
Schedule of Equity Method Investments [Line Items]
Net investment in direct financing leases	2,114,435	462,335
Joint Venture [Member] | Net investment in direct financing leases [Member]
Schedule of Equity Method Investments [Line Items]
Net investment in direct financing leases	1,938,011	1,728,902
Joint Venture [Member] | Other assets - non - current [Member]
Schedule of Equity Method Investments [Line Items]
Net investment in direct financing leases	228,887	188,384
Joint Venture [Member] | Current portion of long-term debt [Member]
Schedule of Equity Method Investments [Line Items]
Current portion of long-term debt	1,106,706	106,584
Joint Venture [Member] | Other liabilities - current [Member]
Schedule of Equity Method Investments [Line Items]
Current portion of long-term debt	193,785	138,945
Joint Venture [Member] | Long-term debt [Member]
Schedule of Equity Method Investments [Line Items]
Long-term debt	1,911,419	1,567,215
Joint Venture [Member] | Other liabilities - non-current [Member]
Schedule of Equity Method Investments [Line Items]
Long-term debt	$ 469,220	$ 395,750

Equity Accounted Investments - Condensed Summary of Company's Financial Information for Joint Venture (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2012
Schedule of Equity Method Investments [Line Items]
Date of acquisition	Feb 28, 2012
Debt maturity date	Aug 1, 2013

Change in Accounting Estimate - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Change in Accounting Estimate [Line Items]
Increase in depreciation and amortization expenses	$ 14.9
Decrease in net income attributable to partners	$ 4.4
Decrease in net income attributable to partners, per share amount	$ 0.06
Older shuttle tankers [Member]
Change in Accounting Estimate [Line Items]
Number of shuttle tankers impacted by reduced useful lives	6
Original useful life [Member] | Older shuttle tankers [Member]
Change in Accounting Estimate [Line Items]
Estimated useful life	25 years
Reduced useful life [Member] | Older shuttle tankers [Member]
Change in Accounting Estimate [Line Items]
Estimated useful life	20 years

Subsequent Events - Additional Information (Detail) Share data in Millions, unless otherwise specified	12 Months Ended				1 Months Ended		1 Months Ended		1 Months Ended	12 Months Ended				1 Months Ended					1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Jan. 31, 2013 Subsequent Event [Member] NOK	Apr. 30, 2013 Teekay Offshore [Member] Subsequent Event [Member] USD ($)	Jan. 31, 2013 Teekay Offshore [Member] Subsequent Event [Member] USD ($)	Apr. 30, 2013 General Partner [Member] Teekay Offshore [Member] Subsequent Event [Member]	Apr. 30, 2013 Partner's equity common units [Member] Teekay Offshore [Member] Subsequent Event [Member]	Apr. 30, 2013 Suezmax Tankers [Member] Teekay Offshore [Member] Subsequent Event [Member] Vessel	Dec. 31, 2012 Exmar Lpg Bvba [Member] USD ($) Vessel	Dec. 31, 2012 Exmar Lpg Bvba [Member] Pro Rata Share [Member] Secured Debt [Member] USD ($)	Dec. 31, 2012 Exmar Lpg Bvba [Member] Two Thousand And Fifteen And Two Thousand And Sixteen [Member] Vessel	Dec. 31, 2012 Exmar Lpg Bvba [Member] Two Thousand And Fourteen [Member] Buildings	Apr. 30, 2013 STX [Member] Subsequent Event [Member] USD ($) DWT Vessel Buildings	Jan. 31, 2013 NOK 2016 [Member] Subsequent Event [Member] NOK	Jan. 31, 2013 NOK 2018 [Member] Subsequent Event [Member] NOK	Jan. 31, 2013 NOK 2013 [Member] Subsequent Event [Member] USD ($)	Jan. 31, 2013 Norwegian Kroner Bond Net [Member] Subsequent Event [Member] USD ($)	Apr. 30, 2013 Revolving credit facilities [Member] Teekay Offshore [Member] Subsequent Event [Member] CreditFacility
Subsequent Event [Line Items]
Debt Instrument senior unsecured bond				1,300,000,000		$ 233,000,000									500,000,000	800,000,000
Fixed interest rate on loans															4.80%	5.93%
Amount used to repurchase bonds																	388,500,000
Senior unsecured bonds																	600,000,000
Net proceeds from bond issuance and bond repurchase																		167,000,000
Number of LPG carriers										16
Number of new building												4	4	4
Number of chartered-in LPG carriers										5
Number of vessels									4	25
Order option maximum additional vessels										4				12
Partnership own joint venture										50.00%
Total acquisition amount of joint venture	183,554,000	38,496,000	45,480,000							134,000,000
Pro rata share of existing debt and lease obligations											108,000,000
Refinancing of joint venture										355,000,000
Weight capacity in dead-weight tonnes														113,000
Costs expected to be incurred for each product tanker new building														47,000,000
Issuance of common units in private placement					2.06
Proceeds from issuance of common units in private placement					60,000,000
Percentage of General Partner's capital							2.00%
General Partner's capital contribution, value					1,200,000
Common units outstanding after private placement								83.8
Issuance of preferred units in public offering					6
Proceeds from issuance of preferred units in public offering					$ 144,900,000
Ownership percentage after private placement					28.70%
Number of revolving credit facilities expected to be repaid																			2